As filed with the Securities and Exchange             Registration No. 333-09515
Commission on April 16, 2004 Registration                          No.  811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 17 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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      Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (610)425-4139

         Linda E. Senker, Esq                Kimberly J. Smith, Esq.
                  ING                                  ING
          1475 Dunwoody Drive                  1475 Dunwoody Drive
      West Chester, PA 19380-1478          West Chester, PA 19380-1478
            (610)425-4139                   (610) 425-4139 (NAME AND
                                          ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
  --------

     X      on May 1, 2004 pursuant to paragraph (b) of Rule 485
  --------

                                     PART A

--------------------------------------------------------------------------------
                    ING INCOME ANNUITY PROSPECTUS MAY 1, 2004
--------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
--------------------------------------------------------------------------------

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section on page 18, in Appendix II -- Description of Underlying Funds, and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain free of charge the May 1, 2004, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6273. You may also obtain free of charge, the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

THE FUNDS
o    AIM V.I. Capital Appreciation Fund (Class I)
o    AIM V.I. Core Equity Fund (Class I)
o    AIM V.I. Growth Fund (Class I)
o    AIM V.I. Premier Equity Fund (Class I)
o    Fidelity(R) VIP High Income Portfolio (Class I)
o    ING JPMorgan Fleming International Portfolio (Initial Class)
o    ING MFS Capital Opportunities Portfolio (Initial Class)
o    ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o    ING T. Rowe Price Growth Equity Portfolio (Class I)
o    ING VP Balanced Portfolio (Class I)
o    ING VP Bond Portfolio (Class I)
o    ING VP Growth and Income Portfolio (Class I)
o    ING VP Growth Portfolio (Class I)
o    ING VP Index Plus LargeCap Portfolio (Class I)
o    ING VP International Equity Portfolio (Class I)
o    ING VP Money Market Portfolio (Class I)
o    ING VP Small Company Portfolio (Class I)
o    ING VP Strategic Allocation Balanced Portfolio (Class I)
o    ING VP Strategic Allocation Growth Portfolio (Class I)
o    ING VP Strategic Allocation Income Portfolio (Class I)
o    Janus Aspen Series Growth Portfolio (Institutional Shares)
o    Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares)
o    Oppenheimer Aggressive Growth Fund/VA
o    Oppenheimer Main Street Fund/VA(R)
o    Oppenheimer Strategic Bond Fund/VA

ING Income Annuity - 131761

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

ING Income Annuity - 131761

                  This page has been left blank intentionally.


ING Income Annuity - 131761

                                TABLE OF CONTENTS

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CONTRACT OVERVIEW .........................................................    4

Contract Design

Who's Who

Contract Rights

The Contract and Retirement Plan

Contract Facts-

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)
--------------------------------------------------------------------------------

FEE TABLE .................................................................    6

CONDENSED FINANCIAL INFORMATION ...........................................    9

PURCHASE ..................................................................    9

RIGHT TO CANCEL ...........................................................   11

INCOME PAYMENTS ...........................................................   11

CALCULATING VARIABLE INCOME PAYMENTS ......................................   15

INVESTMENT OPTIONS ........................................................   16

FEES ......................................................................   19

DEATH BENEFIT .............................................................   22

WITHDRAWALS ...............................................................   23

TAXATION ..................................................................   24

OTHER TOPICS ..............................................................   32


The Company -- Variable Annuity Account B -- Contract Distribution -- Payment Delay or Suspension -- Voting Rights -- Contract
Modifications -- Transfer of Ownership -- Trading - Industry Developments -- Legal Matters and Proceedings -- Financial Statements


CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .......................   37

APPENDIX I FIXED DOLLAR OPTION ............................................  I-1

APPENDIX II DESCRIPTION OF UNDERLYING FUNDS ............................... II-1

APPENDIX III CONDENSED FINANCIAL INFORMATION ..............................III-1

ING Income Annuity - 131761

[sidebar]

QUESTIONS: CONTACTING THE COMPANY

To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING
Attention: AFS Settlements 151 Farmington Avenue Hartford, CT 06156
1-800-238-6273

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

[end sidebar]

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                 CONTRACT DESIGN

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                    WHO'S WHO

CONTRACT HOLDER (YOU/YOUR): The person to whom we issue an individually owned contract or the participant under a group contract.

PARTICIPANT: The individual who participates in a group contract, generally in connection with a retirement plan.

THE COMPANY (WE, US, OUR): ING Life Insurance and Annuity Company. We issue the contract.

                                 CONTRACT RIGHTS

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

                       THE CONTRACT AND RETIREMENT PLANS

We may offer this contract to employees or other individuals in connection with a retirement plan.

PLAN TYPE. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

ING Income Annuity - 131761

                                    CONTRACT FACTS

INCOME PAYMENT OPTIONS. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See "Income Payments."

FREE LOOK/RIGHT TO CANCEL. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

WITHDRAWALS. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

FEES. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

TAXATION. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

ING Income Annuity - 131761

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from the Subaccounts

>    Fees Deducted by the Funds

Hypothetical Examples

ALSO SEE THE "FEES" FOR:

>    How, When and Why Fees are Deducted

>    Premium and Other Taxes

>    Reduction or Elimination of Certain Fees

[end sidebar]

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See "Fees" for additional information. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

                    MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE*
          Number of Years from
       Contract Effective Date**                  Early Withdrawal Charge
       -------------------------                  -----------------------
              Fewer than 1                                   7%
       1 or more but fewer than 2                            6%
       2 or more but fewer than 3                            5%
       3 or more but fewer than 4                            4%
       4or more but fewer than 5                             3%
       5 or more but fewer than 6                            2%
       6 or more but fewer than 7                            1%
               7 or more                                     0%

* Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See "Withdrawals."

** For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

FOR CONTRACTS WITHOUT THE GUARANTEED MINIMUM INCOME FEATURE:

Mortality and Expense Risk Charge................................       1.25%

    Administrative Expense Charge................................ 0.00%-0.25%(2)
                                                                  -----------
    Total Separate Account Expenses.............................. 1.25%-1.50%
                                                                  ===========

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME FEATURE:

    Mortality and Expense Risk Charge............................       1.25%

    Administrative Expense Charge................................ 0.00%-0.25%(2)

    Guaranteed Minimum Income Feature............................       1.00%(3)
                                                                  -----------
    Total Separate Account Expenses                               2.25%-2.50%
                                                                  ===========

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees-Early Withdrawal Charge."

(2) We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3) This charge terminates after five years if the Five Year Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

ING Income Annuity - 131761

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund's most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

------------------------------------------------------------ ---------------- ----------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES1                   MINIMUM             MAXIMUM
------------------------------------------------------------ ---------------- ----------------------
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service            0.34%               1.38%
(12b-1) fees2, and other expenses):
------------------------------------------------------------ ---------------- ----------------------

     1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.34% to 1.15. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.

     2 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees.

EXAMPLE (For contracts without the guaranteed minimum income feature) This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.


ING Income Annuity - 131761

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15-year period with a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year             3 years             5 years            10 years

      $897              $1,296              $1,701              $3,078
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years

      $290                $881               $1,487              $3,078
--------------------------------------------------------------------------------

EXAMPLE (For contracts with the Lifetime Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account Contractual Limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the Contractual Limitation.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year              3 years             5 years            10 years
      $904               $1,317              $1,736              $3,163
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years
      $295                $899               $1,521              $3,163
--------------------------------------------------------------------------------

ING Income Annuity - 131761

EXAMPLE (For contracts with the Five Year Guaranteed Minimum Income Feature)

This example is intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return.

For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the "nonlifetime-guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:

     1 year              3 years             5 years            10 years
      $957               $1,474              $1,996              $3,150
--------------------------------------------------------------------------------
2) If you do not withdraw your remaining guaranteed payments you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

     1 year              3 years             5 years            10 years
      $353               $1,066              $1,789              $3,150
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE
--------------------------------------------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ING Income Annuity - 131761

ERISA NOTIFICATION. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.


FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

HOW TO PURCHASE. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

PURCHASE PAYMENT AMOUNT. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the -required minimum payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

ACCEPTANCE OR REJECTION. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

AGE REQUIREMENTS. The maximum issue age is between 75 and 90, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

ALLOCATION OF YOUR PURCHASE PAYMENT TO THE INVESTMENT OPTIONS. We will allocate your purchase payment, less any applicable premium taxeS, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

ING Income Annuity - 131761

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

REFUNDS. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS
--------------------------------------------------------------------------------

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

INITIATING PAYMENTS. To initiate income payments, you must make the following selections on your application or enrollment form:

o    Payment start date;

o    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

o Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;

o    Fixed, variable or a combination of both fixed and variable payments;

o The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

o    An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to required minimum distributions if applicable. See "Taxation."

WHAT AFFECTS INCOME PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

PAYMENT DUE DATES. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

MINIMUM PAYMENT AMOUNTS. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

[sidebar]

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) whose life or life expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

[end sidebar]

ING Income Annuity - 131761

ASSUMED ANNUAL NET RETURN RATE. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3 1/2%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

GUARANTEED MINIMUM INCOME FEATURES

LIFETIME GUARANTEED MINIMUM INCOME FEATURE. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:

     o    A lifetime payment option

     o    100% variable payments

     o ING VP Index Plus LargeCap Portfolio as the only subaccount into which your purchase payment is allocated

     o    3.5% assumed annual net return rate

In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See "Fees." There is no right to withdraw and no right to transfer if you selected this feature.

FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See "Calculating Variable Income Payments-- Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount.

ING Income Annuity - 131761

This feature requires that you select at issue:
     o A lifetime payment option or a nonlifetime payment option of 15 years or more
     o    The ability to make withdrawals
     o    100% variable payments
     o    Funds from the following list:
               ING VP Strategic Allocation Growth Portfolio
               ING VP Balanced Portfolio, Inc.
               ING VP Bond Portfolio
               ING VP Strategic Allocation Balanced Portfolio
               ING VP Growth and Income Portfolio
               ING VP Index Plus LargeCap Portfolio
               ING VP Strategic Allocation Income Portfolio
               ING VP Money Market Portfolio
               AIM V.I. Core Equity Fund
               Fidelity(R) VIP High Income Portfolio
               Oppenheimer Main Street Growth & Income Fund/VA(R)
               Oppenheimer Strategic Bond Fund/VA
     o If you select this feature you may transfer only between these available funds
     o    3.5% assumed annual net return rate
     o    Certain age restrictions may also apply

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See "Fees."

START DATE. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

TAXATION. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the required minimum distributions of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see "Taxation."

ING Income Annuity - 131761

PAYMENT OPTIONS

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

--------------------------------------------------------------------------------------------------------------------------
LIFETIME PAYMENT OPTIONS
--------------------------------------------------------------------------------------------------------------------------
Life Income           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment's due date.
                      DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                      RIGHT TO WITHDRAW--NONE.
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice
Guaranteed            of 5-50 years (or other periods we may make available at the time you select this option).
Payments              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that no payment will be
Two Lives             made if both the annuitant and joint annuitant die before the first payment's due date.
                      CONTINUING PAYMENTS: When you select this option you will also choose either:
                      (a)  Full or reduced payments to continue to the surviving annuitant after the first annuitant's death; or
                      (b)  100% of the payment to continue to the annuitant on the joint annuitant's death, and a reduced payment to continue to the joint annuitant on the annuitant's death.
                      In either case, payments cease upon the death of the surviving annuitant.
                      Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.
                      DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
                      RIGHT TO WITHDRAW--NONE.
--------------------- ----------------------------------------------------------------------------------------------------
Life Income--         LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your
Two Lives--           choice of 5-50 years (or other periods we may make available at the time you select this option.)
Guaranteed            CONTINUING PAYMENTS: 100% of the payment will continue to the surviving annuitant after the first
Payments              annuitant's death.
                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
--------------------------------------------------------------------------------------------------------------------------
NONLIFETIME PAYMENT OPTION
--------------------------------------------------------------------------------------------------------------------------
Nonlifetime--         LENGTH OF PAYMENTS: Payments will continue for your choice of 5-50 years (or other periods we may
Guaranteed            make available at the time you select this option).
Payments              DEATH BENEFIT-- PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.
                      RIGHT TO WITHDRAW:
                      (a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
                      (b) If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see
                         "Withdrawals").
--------------------- ----------------------------------------------------------------------------------------------------

ING Income Annuity - 131761

RIGHT TO CHANGE GUARANTEED PAYMENT PERIOD

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

     (a) You may make the change on any contract anniversary beginning on the second contract anniversary;

     (b) Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary:

     (c) A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;

     (d) For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

     (e) For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

     (f) The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See "Withdrawals - Withdrawal Value;" and

     (g) We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

ANNUITY UNITS. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

ING Income Annuity - 131761

ANNUITY UNIT VALUE (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3 1/2% or 5% as you selected.

                  Current AUV = Prior AUV x Net Return Factor x
                      Assumed Annual Net Return Rate Factor

NET RETURN FACTOR. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

     > The net assets of the fund held by the subaccount as of the current valuation; minus

     > The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

     > Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

     >    The total value of the subaccount's units at the preceding valuation;
          minus

     > A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

ING Income Annuity - 131761

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

NUMBER OF OPTIONS YOU MAY SELECT. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.
--------------------------------------------------------------------------------

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ING Income Annuity - 131761

LIMITS ON AVAILABILITY OF OPTIONS. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

TRANSFER REQUESTS. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers

ING Income Annuity - 131761
involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.


TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

ING Income Annuity - 131761

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEE

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See "Withdrawals."

AMOUNT: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8 1/2% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

--------------------------------------------------------------------------------

                                   SCHEDULE A
--------------------------------------------- ----------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                             EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                  7%
1 or more but fewer than 2                                      6%
2 or more but fewer than 3                                      5%
3 or more but fewer than 4                                      4%
4 or more but fewer than 5                                      3%
5 or more but fewer than 6                                      2%
6 or more but fewer than 7                                      1%
7 or more                                                       0%
--------------------------------------------- ----------------------------------

SCHEDULE B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

--------------------------------------------------------------------------------

                                   SCHEDULE B
--------------------------------------------- ----------------------------------
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                             EARLY WITHDRAWAL CHARGE
Fewer than 1**                                                  5%
1 or more, but fewer than 2                                     5%
2 or more, but fewer than 3                                     4%
3 or more, but fewer than 4                                     4%
4 or more, but fewer than 5                                     3%
5 or more, but fewer than 6                                     2%
6 or more, but fewer than 7                                     1%
7 or more                                                       0%
--------------------------------------------- ----------------------------------

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

**   Certain contracts do not allow withdrawals during the first contract year.

[sidebar]

TYPES OF FEES

There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.

>    Transaction Fee

     o    Early Withdrawal Charge

>    Fees Deducted from Investments in the Separate Account

     o    Mortality and Expense Risk Charge

     o    Administrative Expense Charge

     o    Guaranteed Minimum Income Charge

>    Reduction or Elimination of Certain Fees

>    Fund Fees

>    Premium and Other Taxes

[end sidebar]

ING Income Annuity - 131761

WHEN/HOW. At the time of withdrawal we deduct this charge from the amount withdrawn.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT: 1.25% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

GUARANTEED MINIMUM INCOME CHARGE

This additional charge is assessed only if you select one of the guaranteed minimum income features.

MAXIMUM AMOUNT: 1.00% annually of values invested in the subaccounts

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years

PURPOSE. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.

ING Income Annuity - 131761

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

>    The size and type of group of individuals to whom the contract is issued;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

>    The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

FUND FEES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

The Company receives compensation from each fund or its affiliate (other than the ING Partners, Inc. portfolios, of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% annually of the average net assets held in a fund by the Company.

WHEN/HOW. Fund fees and expenses are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

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

DEATH BENEFIT
--------------------------------------------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Payments--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Payments" for a definition of annuitant and beneficiary as used in this section.

PAYMENT OF DEATH BENEFIT. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.   Life Income -- Guaranteed Payments;

2.   Life Income -- Two Lives -- Guaranteed Payments; or

3.   NonlifetimeNon-lifetime -- Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

CALCULATION OF LUMP-SUM PAYMENT OF THE DEATH BENEFIT. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I--Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

WHO RECEIVES DEATH BENEFIT PROCEEDS? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Customer Service Center as of the date of death.

CHANGES IN BENEFICIARY DESIGNATIONS. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

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

WITHDRAWALS
--------------------------------------------------------------------------------

WITHDRAWALS OF VARIABLE INCOME PAYMENTS

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

>    The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

WITHDRAWALS OF FIXED INCOME PAYMENTS
(FOR ADDITIONAL DETAILS SEE APPENDIX I--FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

> The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

WITHDRAWAL VALUE

VARIABLE INCOME PAYMENTS. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

FIXED INCOME PAYMENTS. See Appendix I for details regarding the withdrawal value of fixed payments.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

REDUCTION OF REMAINING PAYMENTS

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

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

[sidebar]

IN THIS SECTION:

Introduction

Contract Type

Withdrawals and Other Distributions

>    10% Penalty Tax

>    Withholding for Federal Income Tax Liability

>    Rules Specific to Certain Plans

>    Nonqualified Contracts

>    Diversification

>    Assignment of Right to Payments

>    Delay of Start Date

>    Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[end sidebar]

TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

     o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

     o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

     o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

     o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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

TAXATION OF NON-QUALIFIED CONTRACTS

     TAXATION PRIOR TO DISTRIBUTION

     We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

     DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

     NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an

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

advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     TAXATION OF DISTRIBUTIONS

     GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

     10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          o    made on or after the taxpayer reaches age 59 1/2;

          o    made on or after the death of a contract owner;

          o    attributable to the taxpayer's becoming disabled; or

          o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

          o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

          o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

          o    Then, from any remaining "income on the contract"; and

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

          o    Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

     IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic

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

payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

     MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

     WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

TAXATION OF QUALIFIED CONTRACTS

     GENERAL

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

     DISTRIBUTIONS - GENERAL

     For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent

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

owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

     DIRECT ROLLOVERS

     If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other

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

types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

     All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death

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

benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

     ROTH IRAS - GENERAL

     Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     ROTH IRAS - DISTRIBUTIONS

     A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES - GENERAL

     Section 403(b) of the Code allows employees of certain Section 501(c)(3)

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                                       33
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TAX SHELTERED ANNUITIES - LOANS

     Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

          o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

          o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.


     TAX SHELTERED ANNUITIES - DISTRIBUTIONS

     All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death

ING Income Annuity - 131761
benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

ING Income Annuity - 131761

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

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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

OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                  151 Farmington Avenue
                  Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

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                                       37

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial. We refer to ING Financial and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial include the following broker-dealers which are affiliated with the
Company:

Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, INC.
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Furman Selz Financial Service LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

ING Income Annuity - 131761

Compensation will be paid to distributors who sell the contract. Distributors will be paid commissions up to an amount currently equal to 7.0% of purchase payment to a contract or as a combination of a certain percentage amount of the purchase payment to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of purchase payment to the contract over the life of the contract. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

>    During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


ING Income Annuity - 131761

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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

TRANSFER OF OWNERSHIP

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits, arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

Ernst & Young LLP are the independent auditors for the separate account and for the Company for the year ended December 31, 2003, 2002 and 2001. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

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

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History ........................................... 2

Variable Annuity Account B................................................. 2

Offering and Purchase of Contracts......................................... 3


Income Payments............................................................ 7

Sales Material and Advertising ............................................ 8

Independent Auditors ...................................................... 8

Financial Statements of the Separate Account............................... S-1

Financial Statements of ING Life Insurance and Annuity Company and
Subsidiaries .............................................................. F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

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
                                   APPENDIX I

                               FIXED DOLLAR OPTION
--------------------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

PAYMENT OPTIONS

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(A) A CASH REFUND FEATURE. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(B) AN INCREASING ANNUITY. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with
     Section 457 deferred compensation plans.

FIXED INCOME PAYMENT AMOUNTS

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

WITHDRAWALS

WITHDRAWAL VALUE--LIFETIME PAYMENT OPTIONS. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

WITHDRAWAL VALUE--NONLIFETIME PAYMENT OPTIONS. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

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

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

RATE OF RETURN is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of non-callable, non=inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.

(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.

(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of non-callable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.

(2) The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.

(3) Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

(4) Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

          -------------------------------------------------------------

                                   SCHEDULE A
          -------------------------------------------------------------
          NUMBER OF YEARS FROM
          CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
          1 or more, but fewer than 2                 6%
          2 or more, but fewer than 3                 5%
          3 or more, but fewer than 4                 4%
          4 or more, but fewer than 5                 3%
          5 or more, but fewer than 6                 2%
          6 or more, but fewer than 7                 1%
          7 or more                                   0%
          ------------------------------ ------------------------------

SCHEDULE B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

          -------------------------------------------------------------

                                   SCHEDULE B
          -------------------------------------------------------------
          NUMBER OF YEARS FROM
          CONTRACT EFFECTIVE DATE*          EARLY WITHDRAWAL CHARGE
          1 or more, but fewer than 2                 5%
          2 or more, but fewer than 3                 4%
          3 or more, but fewer than 4                 4%
          4 or more, but fewer than 5                 3%
          5 or more, but fewer than 6                 2%
          6 or more, but fewer than 7                 1%
          7 or more                                   0%
          ------------------------------ ------------------------------

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                                      I-2

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

REDUCTION OR ELIMINATION OF THE EARLY WITHDRAWAL CHARGE. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)  The size and type of group of individuals to whom the contract is offered;

(b)  The type and frequency of administrative and sales services to be provided;
     or

(c) Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

DEATH BENEFIT

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

PAYMENT OF DEATH BENEFIT. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT AMOUNT. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Customer Service Center of proof of death acceptable to us and a request for payment in good order.

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                                      I-3

                                   APPENDIX II

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

     LIST OF FUND NAME CHANGES

     FORMER FUND NAME                                             CURRENT FUND NAME
     ------------------------------------------------------------ ---------------------------------------------------------
     ING MFS Research Equity Portfolio                            ING UBS U.S. Large Cap Equity Portfolio
     Oppenheimer Main Street Growth & Income Fund/VA(R)           Oppenheimer Main Street Fund/VA(R)


FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING PARTNERS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO                     Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    growth potential. Will normally invest in a number of
    INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset             issuers in several countries other than  the U.S. and will
    Management (London) Ltd.                                      invest in securities in both developed and developing
                                                                  markets.
----------------------------------------------------------------- ------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                               65% of net assets) in common stocks and related
                                                                  securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    securities and depositary receipts.
    INVESTMENT SUBADVISER: Massachusetts Financial Services
    Company
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER:  Salomon Brothers Asset Management     emerging growth companies.
    Inc.
----------------------------------------------------------------- ------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily,
    (Initial Class)                                               increasing dividend income.  Invests primarily (at least
                                                                  80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks.  Concentrates its investments in growth
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         companies.  Investments in foreign securities are limited
                                                                  to 30% of total assets.
----------------------------------------------------------------- ------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIO
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                    Seeks to provide total return (i.e., income and capital
    (Class I)                                                     appreciation, both realized and unrealized).  Managed for
                                                                  investors seeking a balance between income and capital
    INVESTMENT ADVISER: ING Investments, LLC                      appreciation who generally have an investment horizon
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     exceeding ten years and a moderate level of risk
                                                                  tolerance.  Under normal market conditions, allocates
                                                                  assets among several classes of equities, fixed-income
                                                                  securities (including up to 15% of total assets in
                                                                  high-yield instruments) and money market instruments.  The benchmark portfolio is 60% equities, 35% fixed income and
                                                                  5% money market instruments under neutral market
                                                                  conditions.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER: ING Investments, LLC                      of risk tolerance.  Under normal market conditions,
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments.  The benchmark portfolio is 80% equities and
                                                                  20% fixed income under neutral market conditions.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital.  Managed for investors primarily seeking total return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding five years and a low
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     level of risk tolerance.  Under normal market conditions,
                                                                  allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments.  The benchmark portfolio is 35% equities, 55%
                                                                  fixed income and 10% money market instruments under
                                                                  neutral market conditions.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE FUNDS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO (Class I)                      Seeks to maximize total return through investments in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stock. Under normal market
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     conditions, invests at least 65% of total assets in common stocks that the Portfolio's subadviser believes have
                                                                  significant potential for capital appreciation or income
                                                                  growth or both.
----------------------------------------------------------------- ------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a
                                                                  diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                      stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     believed to offer growth potential. Under normal market
                                                                  conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class I)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER: ING Investments, LLC                      Index), while maintaining a market level of risk. Invests
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     at least 80% of assets in stocks included in the S&P 500
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  that it believes will under perform the index.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)                   Seeks long-term capital growth primarily through
                                                                  investment in a diversified portfolio of common stocks
    INVESTMENT ADVISER: ING Investments, LLC                      principally traded in countries outside of the United
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     States. The Portfolio will not target any given level of
                                                                  current income. Under normal market conditions, invests at least 80% of assets in equity securities and at least 65%
                                                                  of its assets will normally be invested in securities
                                                                  principally traded in three or more countries outside of
                                                                  the U.S. These securities may include common stocks as
                                                                  well as securities convertible into common stock.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stocks of companies with smaller
    INVESTMENT SUBADVISER: Aeltus Investment Management, Inc.     market capitalizations. Under normal market conditions,
                                                                  invests at least 80% of net assets in common stocks and
                                                                  securities convertible into common stock of
                                                                  small-capitalization companies.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.
------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    asset classes: stocks, bonds and cash equivalents, based
                                                                  on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets
                                                                  in debt (including money market instruments). The
                                                                  Portfolio may invest up to 15% of total assets in
                                                                  high-yield instruments.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class I)                                   Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    INVESTMENT ADVISER:  ING Investments, LLC                     portfolio consisting of investment-grade corporate bonds,
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                           Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  Aeltus Investment Management, Inc.    diversified portfolio of high-quality fixed income
                                                                  securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING
                                                                  VP MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.
----------------------------------------------------------------- ------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND PORTFOLIO                      Seeks growth of capital. Seeks to meet its objective by
    (Class I)                                                     investing principally in common stocks of companies the
                                                                  portfolio managers believe are likely to benefit from new
    INVESTMENT ADVISER: A I M Advisors, Inc.                      or innovative products, services or processes as well as
                                                                  those that have experienced above-average, long-term
                                                                  growth in earnings and have excellent prospects for future growth.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. CORE EQUITY FUND (Class I)                               Seeks growth of capital. Seeks to meet its objective by
                                                                  investing, normally, at least 80% of net assets in equity
    INVESTMENT ADVISER: A I M Advisors, Inc.                      securities, including convertible securities, of
                                                                  established companies that have long-term above-average
                                                                  growth in earnings, and growth companies that the
                                                                  portfolio managers believe have the potential for
                                                                  above-average growth in earnings.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. GROWTH FUND (Class I)                                    Seeks growth of capital. Seeks to meet its investment
                                                                  objective by investing principally in seasoned and better
    INVESTMENT ADVISER: A I M Advisors, Inc.                      capitalized companies considered to have strong earnings
                                                                  momentum.
----------------------------------------------------------------- ------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND PORTFOLIO (Class I)                  Seeks to achieve long-term growth of capital with a
                                                                  secondary objective of income. Seeks to meet its
    INVESTMENT ADVISER: A I M Advisors, Inc.                      objectives by investing, normally, at least 80% of net
                                                                  assets in equity securities, including convertible
                                                                  securities.
----------------------------------------------------------------- ------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (Class I)                   Seeks a high level of current income while also
                                                                  considering growth of capital. Normally invests primarily
    INVESTMENT ADVISER: Fidelity Management & Research Company    in income-producing debt securities, preferred stocks and
    INVESTMENT SUBADVISER: Fidelity Management & Research         convertible securities, with an emphasis on lower-quality
    (U.K.) Inc.; Fidelity Management & Research (Far East)        debt securities.
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO (Class I)                   Seeks long-term growth of capital in a manner consistent
                                                                  with the preservation of capital. Invests primarily in
    INVESTMENT ADVISER: Janus Capital                             common stocks selected for their growth potential.
                                                                  Although it can invest in companies of any size, it
                                                                  generally invests in larger, more established companies.
                                                                  Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.  May invest without limit in foreign equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO                     Seeks long-term growth of capital in a manner consistent
    (Class I)                                                     with the preservation of capital. Invests primarily in
                                                                  common stocks of companies of any size located throughout
    INVESTMENT ADVISER: Janus Capital                             the world. Normally invests in issuers from at least five
                                                                  different countries, including the United States. May,
                                                                  under unusual circumstances, invest in fewer than five
                                                                  countries or even in a single country. Will limit its
                                                                  investment of high-yield/high-risk bonds to less than 35%
                                                                  of its net assets.  May invest without limit in foreign
                                                                  equity and debt securities.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                      II-5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(formerly Oppenheimer Main         Seeks high total return (which includes growth in the
Street Growth & Income Fund/VA)                                   value of its shares as well as current income) from equity and debt securities. Invests mainly in common stocks of
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    U.S. companies, and can also invest in other equity
                                                                  securities such as preferred stocks and securities
                                                                  convertible into common stocks.
----------------------------------------------------------------- ------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA                                Seeks a high level of current income principally derived
                                                                  from interest on debt securities. Invests mainly in debt
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    securities of issuers in three market sectors: foreign
                                                                  governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
----------------------------------------------------------------- ------------------------------------------------------------

ING Income Annuity - 131761

                                  APPENDIX III

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                     TABLE I

                     ASSUMED ANNUAL NET RETURN RATE OF 5.00%

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $6.686    $9.397   $13.026    $15.541  $12.190
Value at end of period                           $8.145    $6.686    $9.397    $13.026  $15.541
AIM V.I. CORE EQUITY FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $6.723    $8.467   $11.669    $14.516  $12.546
Value at end of period                           $7.868    $6.723    $8.467    $11.669  $14.516
AIM V.I. GROWTH FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $4.446    $6.849   $11.015    $14.726  $12.229
Value at end of period                           $5.488    $4.446    $6.849    $11.015  $14.726
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this
option during May 1999)
Value at beginning of period                     $5.864    $8.940   $10.873    $13.942  $12.716
Value at end of period                           $6.899    $5.864    $8.940    $10.873  $13.942
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $5.424    $5.575    $6.715     $9.207   $9.052    $10.060    $10.058
Value at end of period                           $6.492    $5.424    $5.575     $6.715   $9.207     $9.052    $10.060
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this
option during May 1998)
Value at beginning of period                     $6.914    $8.974   $13.058    $17.263  $11.587    $11.992
Value at end of period                           $8.418    $6.914    $8.974    $13.058  $17.263    $11.587

ING Income Annuity - 131761

                                     III-1

--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option
during November 1997)
Value at beginning of period                     $8.427   $12.829   $18.128    $20.438  $14.605    $12.253    $12.132
Value at end of period                          $10.151    $8.427   $12.829    $18.128  $20.438    $14.605    $12.253
ING SALOMON BROTHERS AGGRESSIVE
  GROWTH PORTFOLIO
(Funds were first received in this
option during November 1997)
Value at beginning of period                     $4.823    $7.926   $11.268    $16.818  $11.852     $9.719     $9.885
Value at end of period                           $6.268    $4.823    $7.926    $11.268  $16.818    $11.852     $9.719
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this
option during July 1998)
Value at beginning of period                     $7.633   $10.581   $12.531    $13.325  $11.582    $11.014
Value at end of period                           $9.400    $7.633   $10.581    $12.531  $13.325    $11.582
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this
option during January 1997)
Value at beginning of period                    $13.214   $15.664   $16.269    $17.390  $16.276    $14.800    $13.209
Value at end of period                          $14.773   $13.214   $15.664    $16.269  $17.390    $16.276    $14.800
ING VP BOND PORTFOLIO
(Funds were first received in this
option during October 1997)
Value at beginning of period                    $20.506   $20.125   $10.790    $10.460  $11.205    $11.017    $10.990
Value at end of period                          $20.502   $20.506   $20.125    $10.790  $10.460    $11.205    $11.017
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                    $24.440   $34.644   $17.537    $20.937  $18.959    $17.607    $15.123
Value at end of period                          $28.980   $24.440   $34.644    $17.537  $20.937    $18.959    $17.607
ING VP GROWTH PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $8.123   $12.154   $17.719    $21.391  $16.827    $13.015    $13.538
Value at end of period                           $9.960    $8.123   $12.154    $17.719  $21.391    $16.827    $13.015
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this
option during May 1997)
Value at beginning of period                     $9.077   $12.299   $15.139    $17.763  $15.195    $12.277    $10.848
Value at end of period                          $10.769    $9.077   $12.299    $15.139  $17.763    $15.195    $12.277
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this
option during August 1999)
Value at beginning of period                     $5.615    $8.142   $11.352    $15.145  $11.664
Value at end of period                           $6.974    $5.615    $8.142    $11.352  $15.145

ING Income Annuity - 131761

                                     III-2

--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                -------------------------------------------------------------------
                                                2003       2002      2001       2000      1999       1998      1997
                                                ----       ----      ----       ----      ----       ----      ----
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $9.157    $9.581    $9.801     $9.793   $9.910     $9.991     $9.995
Value at end of period                           $8.690    $9.157    $9.581     $9.801   $9.793     $9.910     $9.991
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                    $11.041   $15.292   $15.634    $15.571  $12.654    $13.308    $13.322
Value at end of period                          $14.276   $11.041   $15.292    $15.634  $15.571    $12.654    $13.308
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this
option during December 1997)
Value at beginning of period                     $7.420    $8.721    $9.971    $10.555  $10.182    $10.223    $10.032
Value at end of period                           $8.338    $7.420    $8.721     $9.971  $10.555    $10.182    $10.223
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this
option during November 2001)
Value at beginning of period                     $7.250    $8.938    $8.654
Value at end of period                           $8.479    $7.250    $8.938
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                     $9.090   $10.104   $11.004    $11.160  $11.080    $11.017    $10.264
Value at end of period                           $9.717    $9.090   $10.104    $11.004  $11.160    $11.080    $11.017
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this
option during March 1997)
Value at beginning of period                     $7.870   $11.385   $16.084    $20.008  $14.775    $11.580    $10.433
Value at end of period                           $9.750    $7.870   $11.385    $16.084  $20.008    $14.775    $11.580
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this
option during January 1997)
Value at beginning of period                     $8.969   $12.801   $17.547    $22.117  $14.300    $11.794    $10.638
Value at end of period                          $10.455    $8.969   $12.801    $17.547  $22.117    $14.300    $11.794
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this
option during August 1999)
Value at beginning of period                     $5.155    $7.590   $11.744    $14.519  $10.119
Value at end of period                           $6.089    $5.155    $7.590    $11.744  $14.519
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this
option during September 1999)
Value at beginning of period                     $5.666    $7.419    $8.782    $10.232   $9.661
Value at end of period                           $6.753    $5.666    $7.419     $8.782  $10.232
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this
option during February 1998)
Value at beginning of period                     $9.071    $8.976    $9.103     $9.428   $9.749    $10.152
Value at end of period                          $10.074    $9.071    $8.976     $9.103   $9.428     $9.749

ING Income Annuity - 131761

                                     III-3

                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B

                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                   MAY 1, 2004

                               ING INCOME ANNUITY

                   A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the separate account) dated May 1, 2004.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling our Service Center at

                             Customer Service Center
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-366-0066

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                      TABLE OF CONTENTS

                                                                        PAGE

General Information and History.......................................
Variable Annuity Account B............................................
Offering and Purchase of Contract.....................................
Income Payments.......................................................
Sales Material and Advertising........................................
Independent Auditors..................................................
Financial Statements of ING Life Insurance and Annuity Company and
     Subsidiaries.....................................................   F-
Financial Statements of the Separate Account..........................   S-

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2003, the Company (ING Life Insurance and Annuity Company) and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

OFFERING AND PURCHASE OF CONTRACT

The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") (prior to May 1, 2002, known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled "Purchase."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $83,358.64, $94,896.76, and $95,466.36, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is
13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, independent auditors for the separate account and for the Company for the year ended December 31, 2003. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                            2

Audited Financial Statements

Statements of Assets and Liabilities                                      5
Statements of Operations                                                 29
Statements of Changes in Net Assets                                      53
Notes to Financial Statements                                            83

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Government Securities Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
  Alger American Balanced Portfolio
  Alger American Income & Growth Portfolio
  Alger American Leveraged AllCap Portfolio
AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein VPSF Growth and Income Class A
  AllianceBernstein VPSF Premier Growth Class A
  AllianceBernstein VPSF Quasar Class A
American Century(R) Investments:
  American Century(R) VP Balanced Fund
  American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
  Federated American Leaders Fund II
  Federated Capital Income Fund II
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated Growth Strategies Fund II
  Federated High Income Bond Fund II
  Federated International Equity Fund II
  Federated Prime Money Fund II
Fidelity(R) Variable Insurance Products Fund:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
  Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class
  Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class
  Fidelity(R) VIP Index 500 Portfolio - Initial Class
  Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity(R) VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H

  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series M
  ING GET Fund - Series N
  ING GET Fund - Series P
  ING GET Fund - Series Q
  ING GET Fund - Series R
  ING GET Fund - Series S
  ING GET Fund - Series T
  ING GET Fund - Series U
  ING GET Fund - Series V
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Investors Trust:
  ING MFS Total Return Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Service Class
  ING Alger Growth Portfolio - Service Class
  ING American Century Small Cap Value Portfolio - Service Class ING Baron Small Cap Growth Portfolio - Service Class
  ING DSI Enhanced Index Portfolio - Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class
  ING MFS Research Equity Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class ING Salomon Brothers Investors Value Portfolio - Service Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class
  ING Van Kampen Comstock Portfolio - Service Class
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 1
  ING GET U.S. Core Portfolio - Series 2
  ING GET U.S. Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R
  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio - Class R
  ING VP Growth Opportunities Portfolio - Class S
  ING VP International Value Portfolio - Class R
  ING VP MagnaCap Portfolio - Class R
  ING VP MagnaCap Portfolio - Class S
  ING VP MidCap Opportunities Portfolio - Class R
  ING VP MidCap Opportunities Portfolio - Class S
  ING VP SmallCap Opportunities Portfolio - Class R

  ING VP SmallCap Opportunities Portfolio - Class S
Janus Aspen Series:
  Janus Aspen Balanced Portfolio - Inst Shares
  Janus Aspen Flexible Income Portfolio - Inst Shares
  Janus Aspen Growth Portfolio - Inst Shares
  Janus Aspen Mid Cap Growth Portfolio - Inst Shares
  Janus Aspen Worldwide Growth Portfolio - Inst Shares
Lord Abbett Funds:
  Lord Abbett Growth and Income Portfolio
  Lord Abbett Mid-Cap Value Portfolio
MFS(R) Funds:
  MFS(R) Global Governments Series
  MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio - Class I
  Pioneer Fund VCT Portfolio - Class I
  Pioneer Mid Cap Value VCT Portfolio - Class I
Prudential Series Fund, Inc.:
  Jennison Portfolio - Class II Shares
  SP Jennison International Growth Portfolio - Class II Shares
UBS Series Trust:
  UBS Tactical Allocation Portfolio - Class I

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP


Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        AIM V.I.                        AIM V.I.                        AIM V.I.
                                         CAPITAL        AIM V.I.       GOVERNMENT       AIM V.I.         PREMIER
                                      APPRECIATION     CORE EQUITY     SECURITIES        GROWTH          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 17,500          34,908          15,026          18,067          42,830
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      16,418   $      29,543   $      15,026   $      16,798   $      40,439
Contracts in payout (annuitization)
   period                                     1,082           5,365               -           1,269           2,391
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      17,500   $      34,908   $      15,026   $      18,067   $      42,830
                                      =============   =============   =============   =============   =============
Total number of shares                      822,346       1,667,044       1,228,608       1,218,249       2,117,163
                                      =============   =============   =============   =============   =============
Cost of shares                        $      16,939   $      33,390   $      15,267   $      18,318   $      45,615
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                          ALGER           ALGER         ALLIANCE        ALLIANCE
                                          ALGER         AMERICAN        AMERICAN        BERNSTEIN       BERNSTEIN
                                        AMERICAN        INCOME &        LEVERAGED      VPSF GROWTH    VPSF PREMIER
                                        BALANCED         GROWTH          ALLCAP        AND INCOME        GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,367           6,470           6,443          34,971           7,314
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,367   $       6,470   $       6,443   $      34,971   $       7,314
                                      =============   =============   =============   =============   =============
Total number of shares                      179,846         690,542         229,364       1,604,168         338,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,284   $       6,887   $       6,796   $      34,038   $       7,374
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        ALLIANCE        AMERICAN        AMERICAN
                                        BERNSTEIN      CENTURY(R)      CENTURY(R)        CALVERT        FEDERATED
                                          VPSF             VP              VP            SOCIAL         AMERICAN
                                         QUASAR         BALANCED      INTERNATIONAL     BALANCED         LEADERS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  3,918           1,420           1,346           2,228          51,717
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       3,918   $       1,420   $       1,346   $       2,228   $      51,632
Contracts in payout (annuitization)
   period                                         -               -               -               -              85
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       3,918   $       1,420   $       1,346   $       2,228   $      51,717
                                      =============   =============   =============   =============   =============
Total number of shares                      385,297         210,706         209,301       1,267,338       2,707,703
                                      =============   =============   =============   =============   =============
Cost of shares                        $       3,317   $       1,335   $       1,352   $       2,138   $      53,375
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                        FEDERATED
                                        FEDERATED       FEDERATED      FUND FOR US      FEDERATED       FEDERATED
                                         CAPITAL         EQUITY        GOVERNMENT        GROWTH        HIGH INCOME
                                         INCOME          INCOME        SECURITIES      STRATEGIES         BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,460          11,005           9,833          11,813          15,774
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,443   $      10,912   $       9,830   $      11,813   $      15,754
Contracts in payout (annuitization)
   period                                        17              93               3               -              20
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,460   $      11,005   $       9,833   $      11,813   $      15,774
                                      =============   =============   =============   =============   =============
Total number of shares                      765,453         907,239         835,471         648,725       1,974,219
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,665   $      12,440   $       9,465   $      17,049   $      15,223
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FEDERATED       FEDERATED      FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                      INTERNATIONAL       PRIME         VIP ASSET          VIP         VIP EQUITY-
                                         EQUITY           MONEY        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,565           4,930          12,034         188,055         192,149
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,520   $       4,930   $      12,034   $     188,055   $     192,149
Contracts in payout (annuitization)
   period                                        45               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,565   $       4,930   $      12,034   $     188,055   $     192,149
                                      =============   =============   =============   =============   =============
Total number of shares                      566,464       4,929,941         832,202       8,130,350       8,289,421
                                      =============   =============   =============   =============   =============
Cost of shares                        $      11,119   $       4,930   $      11,306   $     166,186   $     175,158
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       FIDELITY(R)
                                                       FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)
                                       FIDELITY(R)      VIP HIGH           VIP         INVESTMENT          VIP
                                       VIP GROWTH        INCOME         INDEX 500      GRADE BOND       OVERSEAS
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                125,864          56,970          74,266           2,244          13,904
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $     125,864   $      54,477   $      74,266   $       2,244   $      13,904
Contracts in payout (annuitization)
   period                                         -           2,493               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     125,864   $      56,970   $      74,266   $       2,244   $      13,904
                                      =============   =============   =============   =============   =============
Total number of shares                    4,054,892       8,197,185         588,804         164,409         891,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $     127,838   $      48,899   $      71,884   $       2,081   $      12,868
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                        FRANKLIN
                                          SMALL          ING GET         ING GET         ING GET         ING GET
                                        CAP VALUE        FUND -          FUND -          FUND -          FUND -
                                       SECURITIES       SERIES D        SERIES E        SERIES G        SERIES H
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    662          86,431         238,886         138,281         105,009
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         662   $      86,431   $     238,886   $     138,281   $     105,009
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         662   $      86,431   $     238,886   $     138,281   $     105,009
                                      =============   =============   =============   =============   =============
Total number of shares                       52,226       9,435,712      24,627,419      14,081,614      10,459,101
                                      =============   =============   =============   =============   =============
Cost of shares                        $         535   $      92,027   $     243,729   $     140,594   $     105,295
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES I        SERIES J        SERIES K        SERIES L        SERIES M
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 74,750          60,090          70,505          66,868          94,718
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      74,750   $      60,090   $      70,505   $      66,868   $      94,718
                                      =============   =============   =============   =============   =============
Total number of shares                    7,423,043       6,021,011       6,925,817       6,614,045       9,304,356
                                      =============   =============   =============   =============   =============
Cost of shares                        $      74,294   $      59,619   $      69,410   $      65,216   $      91,425
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          FUND -          FUND -
                                        SERIES N        SERIES P        SERIES Q        SERIES R        SERIES S
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 76,785          58,003          44,336          38,175          44,140
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      76,785   $      58,003   $      44,336   $      38,175   $      44,140
                                      =============   =============   =============   =============   =============
Total number of shares                    7,469,328       5,625,862       4,198,488       3,564,466       4,144,631
                                      =============   =============   =============   =============   =============
Cost of shares                        $      76,207   $      56,200   $      41,928   $      35,717   $      41,546
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET         ING GET         ING GET
                                         FUND -          FUND -          FUND -          ING VP          ING VP
                                        SERIES T        SERIES U        SERIES V        BALANCED          BOND
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 32,020          30,078          74,677         172,818         143,435
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      32,020   $      30,078   $      74,677   $     128,409   $     129,468
Contracts in payout (annuitization)
   period                                         -               -               -          44,409          13,967
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      32,020   $      30,078   $      74,677   $     172,818   $     143,435
                                      =============   =============   =============   =============   =============
Total number of shares                    2,992,478       2,797,930       7,566,067      13,825,445      10,136,717
                                      =============   =============   =============   =============   =============
Cost of shares                        $      29,999   $      28,024   $      75,763   $     172,181   $     134,359
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                         ING VP          ING VP
                                         ING VP          ING VP          ING VP        STRATEGIC       STRATEGIC
                                        EMERGING          MONEY          NATURAL       ALLOCATION      ALLOCATION
                                         MARKETS         MARKET         RESOURCES       BALANCED         GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    809         173,894           1,732          16,937          14,808
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         809   $     165,313   $       1,732   $      14,681   $      12,889
Contracts in payout (annuitization)
   period                                         -           8,581               -           2,256           1,919
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         809   $     173,894   $       1,732   $      16,937   $      14,808
                                      =============   =============   =============   =============   =============
Total number of shares                      122,932      13,441,074         109,502       1,325,272       1,111,734
                                      =============   =============   =============   =============   =============
Cost of shares                        $         706   $     173,306   $       1,480   $      16,478   $      14,195
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP
                                        STRATEGIC                      ING T. ROWE      ING ALGER
                                       ALLOCATION        ING MFS      PRICE EQUITY     AGGRESSIVE       ING ALGER
                                         INCOME       TOTAL RETURN       INCOME          GROWTH          GROWTH
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      19,422   $         401   $         704   $       1,017   $         380
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 19,422             401             704           1,017             380
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      15,836   $         401   $         704   $       1,017   $         380
Contracts in payout (annuitization)
   period                                     3,586               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      19,422   $         401   $         704   $       1,017   $         380
                                      =============   =============   =============   =============   =============
Total number of shares                    1,577,771          23,278          58,104         138,185          42,936
                                      =============   =============   =============   =============   =============
Cost of shares                        $      19,081   $         389   $         625   $         969   $         347
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                           ING                         ING GOLDMAN         ING
                                      ING AMERICAN        BARON          ING DSI        SACHS(R)        JPMORGAN
                                      CENTURY SMALL     SMALL CAP       ENHANCED         CAPITAL         FLEMING
                                        CAP VALUE        GROWTH           INDEX          GROWTH       INTERNATIONAL
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         561   $       1,381   $           6   $          25   $      34,019
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    561           1,381               6              25          34,019
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         561   $       1,381   $           6   $          25   $      32,160
Contracts in payout (annuitization)
   period                                         -               -               -               -           1,859
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         561   $       1,381   $           6   $          25   $      34,019
                                      =============   =============   =============   =============   =============
Total number of shares                       52,099         118,094             796           2,425       3,249,196
                                      =============   =============   =============   =============   =============
Cost of shares                        $         480   $       1,222   $           6   $          22   $      30,774
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                           ING                             ING                             ING
                                        JPMORGAN         ING MFS           MFS           ING MFS          OPCAP
                                         MID CAP         CAPITAL         GLOBAL         RESEARCH        BALANCED
                                          VALUE       OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    678          39,287               5          42,940           1,250
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         678   $      36,463   $           5   $      42,940   $       1,250
Contracts in payout (annuitization)
   period                                         -           2,824               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         678   $      39,287   $           5   $      42,940   $       1,250
                                      =============   =============   =============   =============   =============
Total number of shares                       57,016       1,622,750             435       5,694,962         101,723
                                      =============   =============   =============   =============   =============
Cost of shares                        $         601   $      36,389   $           5   $      45,393   $       1,170
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       ING SALOMON     ING SALOMON     ING SALOMON
                                                        BROTHERS        BROTHERS        BROTHERS       ING T. ROWE
                                        ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS     PRICE GROWTH
                                      TOTAL RETURN       GROWTH           VALUE           VALUE          EQUITY
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,613          58,639           1,215             179          74,887
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,613   $      57,096   $       1,215   $         179   $      69,506
Contracts in payout (annuitization)
   period                                         -           1,543               -               -           5,381
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,613   $      58,639   $       1,215   $         179   $      74,887
                                      =============   =============   =============   =============   =============
Total number of shares                      246,233       1,610,512          73,242          13,777       1,651,318
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,652   $      56,001   $       1,130   $         161   $      70,957
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING UBS         ING VAN         ING VP          ING GET         ING GET
                                      TACTICAL ASSET     KAMPEN        GROWTH AND      U.S. CORE -     U.S. CORE -
                                       ALLOCATION       COMSTOCK         INCOME         SERIES 1        SERIES 2
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                     53             899         455,361          25,945          24,501
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $          53   $         899   $     351,987   $      25,945   $      24,501
Contracts in payout (annuitization)
   period                                         -               -         103,374               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $          53   $         899   $     455,361   $      25,945   $      24,501
                                      =============   =============   =============   =============   =============
Total number of shares                        1,754          85,006      24,910,333       2,506,810       2,430,686
                                      =============   =============   =============   =============   =============
Cost of shares                        $          50   $         807   $     554,426   $      25,084   $      24,319
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING GET                         ING VP          ING VP          ING VP
                                       U.S. CORE -       ING VP        INDEX PLUS      INDEX PLUS      INDEX PLUS
                                        SERIES 3         GROWTH         LARGECAP         MIDCAP         SMALLCAP
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  1,965          32,091         186,926          15,032           6,712
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       1,965   $      29,189   $     141,950   $      15,032   $       6,712
Contracts in payout (annuitization)
   period                                         -           2,902          44,976               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       1,965   $      32,091   $     186,926   $      15,032   $       6,712
                                      =============   =============   =============   =============   =============
Total number of shares                      196,398       3,593,634      13,805,434         961,121         496,429
                                      =============   =============   =============   =============   =============
Cost of shares                        $       1,965   $      31,872   $     178,876   $      12,438   $       5,537
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                         ING VP
                                         ING VP          ING VP                          ING VP          GROWTH
                                      INTERNATIONAL       SMALL          ING VP           VALUE       OPPORTUNITIES
                                         EQUITY          COMPANY       TECHNOLOGY      OPPORTUNITY      - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  8,924          80,458          13,372          18,645              49
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       7,411   $      73,471   $      13,372   $      18,645   $          49
Contracts in payout (annuitization)
   period                                     1,513           6,987               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       8,924   $      80,458   $      13,372   $      18,645   $          49
                                      =============   =============   =============   =============   =============
Total number of shares                    1,181,983       4,602,850       3,455,188       1,543,489           9,878
                                      =============   =============   =============   =============   =============
Cost of shares                        $       8,012   $      69,275   $      11,410   $      19,656   $          45
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP                                                          ING VP
                                         GROWTH          ING VP          ING VP          ING VP          MIDCAP
                                      OPPORTUNITIES   INTERNATIONAL     MAGNACAP        MAGNACAP      OPPORTUNITIES
                                        - CLASS S         VALUE         - CLASS R       - CLASS S       - CLASS R
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $         853   $       1,199   $          42   $         928   $         905
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                    853           1,199              42             928             905
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $         853   $       1,199   $          42   $         928   $         905
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $         853   $       1,199   $          42   $         928   $         905
                                      =============   =============   =============   =============   =============
Total number of shares                      171,230         108,885           4,803         104,530         147,217
                                      =============   =============   =============   =============   =============
Cost of shares                        $         774   $         982   $          35   $         822   $         781
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         ING VP          ING VP          ING VP                           JANUS
                                         MIDCAP         SMALLCAP        SMALLCAP          JANUS           ASPEN
                                      OPPORTUNITIES   OPPORTUNITIES   OPPORTUNITIES       ASPEN         FLEXIBLE
                                        - CLASS S       - CLASS R       - CLASS S       BALANCED         INCOME
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  6,818           1,392           4,528         186,531          22,158
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
Contracts in payout (annuitization)
   period                                         -               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       6,818   $       1,392   $       4,528   $     186,531   $      22,158
                                      =============   =============   =============   =============   =============
Total number of shares                    1,115,847          94,315         308,460       8,117,083       1,774,047
                                      =============   =============   =============   =============   =============
Cost of shares                        $       5,861   $       1,403   $       3,901   $     184,245   $      21,622
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                       JANUS ASPEN     JANUS ASPEN     LORD ABBETT     LORD ABBETT
                                       JANUS ASPEN       MID CAP        WORLDWIDE      GROWTH AND        MID-CAP
                                         GROWTH          GROWTH          GROWTH          INCOME           VALUE
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                105,326          88,717         190,923           3,110           1,217
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      98,579   $      88,717   $     183,912   $       3,110   $       1,217
Contracts in payout (annuitization)
   period                                     6,747               -           7,011               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $     105,326   $      88,717   $     190,923   $       3,110   $       1,217
                                      =============   =============   =============   =============   =============
Total number of shares                    5,477,159       4,145,640       7,394,403         126,831          71,402
                                      =============   =============   =============   =============   =============
Cost of shares                        $     105,411   $      74,298   $     194,181   $       2,765   $       1,020
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                         MFS (R)         MFS(R)        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                         GLOBAL          TOTAL         AGGRESSIVE        GLOBAL           MAIN
                                       GOVERNMENTS       RETURN          GROWTH        SECURITIES       STREET(R)
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                  2,524         110,405          29,115          29,539          65,121
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $       2,524   $     110,405   $      27,884   $      29,539   $      58,386
Contracts in payout (annuitization)
   period                                         -               -           1,231               -           6,735
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $       2,524   $     110,405   $      29,115   $      29,539   $      65,121
                                      =============   =============   =============   =============   =============
Total number of shares                      228,998       5,638,645         793,103       1,177,804       3,391,699
                                      =============   =============   =============   =============   =============
Cost of shares                        $       2,367   $     106,577   $      28,637   $      25,891   $      62,747
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       OPPENHEIMER       PIONEER         PIONEER       PIONEER MID
                                        STRATEGIC     EQUITY INCOME       FUND          CAP VALUE      PRUDENTIAL
                                          BOND             VCT             VCT             VCT          JENNISON
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $      42,500   $         253   $           4   $         739   $         859
                                      -------------   -------------   -------------   -------------   -------------
Total assets                                 42,500             253               4             739             859
                                      -------------   -------------   -------------   -------------   -------------

Net assets                            $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $      40,566   $         253   $           4   $         739   $         859
Contracts in payout (annuitization)
   period                                     1,934               -               -               -               -
                                      -------------   -------------   -------------   -------------   -------------
Total net assets                      $      42,500   $         253   $           4   $         739   $         859
                                      =============   =============   =============   =============   =============
Total number of shares                    8,415,845          13,974             223          36,082          52,212
                                      =============   =============   =============   =============   =============
Cost of shares                        $      37,793   $         210   $           4   $         683   $         732
                                      =============   =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                       PRUDENTIAL
                                      SP JENNISON
                                      INTERNATIONAL   UBS TACTICAL
                                         GROWTH        ALLOCATION
                                      -------------   -------------
ASSETS
Investments in mutual funds
   at fair value                      $       3,269   $      11,708
                                      -------------   -------------
Total assets                                  3,269          11,708
                                      -------------   -------------

Net assets                            $       3,269   $      11,708
                                      =============   =============
NET ASSETS
Accumulation units                    $       3,269   $      11,708
Contracts in payout (annuitization)
   period                                         -               -
                                      -------------   -------------
Total net assets                      $       3,269   $      11,708
                                      =============   =============
Total number of shares                      560,755         953,419
                                      =============   =============
Cost of shares                        $       2,986   $      11,626
                                      =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  AIM V.I.                          AIM V.I.                          AIM V.I.
                                                  CAPITAL           AIM V.I.       GOVERNMENT        AIM V.I.         PREMIER
                                                APPRECIATION      CORE EQUITY      SECURITIES         GROWTH           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $         316    $         365    $           -    $         120
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -              316              365                -              120
Expenses:
  Mortality and expense risk and
    other charges                                         198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            198              388              282              197              515
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (198)             (72)              83             (197)            (395)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (625)            (546)             603             (678)          (2,160)
Capital gains distributions                                 -                -                6                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (625)            (546)             609             (678)          (2,160)
Net unrealized appreciation
  (depreciation) of investments                         4,685            7,126             (826)           4,981           11,202
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       3,862    $       6,508    $        (134)   $       4,106    $       8,647
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ALGER            ALGER           ALLIANCE         ALLIANCE
                                                   ALGER           AMERICAN         AMERICAN         BERNSTEIN        BERNSTEIN
                                                  AMERICAN         INCOME &         LEVERAGED       VPSF GROWTH     VPSF PREMIER
                                                  BALANCED          GROWTH           ALLCAP         AND INCOME         GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          54    $          20    $           -    $         257    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    54               20                -              257                -
Expenses:
  Mortality and expense risk and
    other charges                                          35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             35               88               86              332               86
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               19              (68)             (86)             (75)             (86)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (34)            (339)            (265)            (917)            (358)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (34)            (339)            (265)            (917)            (358)
Net unrealized appreciation
  (depreciation) of investments                           413            1,960            2,058            8,091            1,693
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         398    $       1,553    $       1,707    $       7,099    $       1,249
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ALLIANCE         AMERICAN         AMERICAN
                                                  BERNSTEIN       CENTURY(R)       CENTURY(R)         CALVERT         FEDERATED
                                                    VPSF              VP               VP             SOCIAL          AMERICAN
                                                   QUASAR          BALANCED       INTERNATIONAL      BALANCED          LEADERS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          40    $          11    $          40    $         774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               40               11               40              774
Expenses:
  Mortality and expense risk and
    other charges                                          23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             23               21               19               24              680
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (23)              19               (8)              16               94
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (125)              (7)             (99)             (37)          (2,953)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (125)              (7)             (99)             (37)          (2,953)
Net unrealized appreciation
  (depreciation) of investments                           864              227              372              343           13,953
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         716    $         239    $         265    $         322    $      11,094
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    FEDERATED                         FEDERATED
                                                  FEDERATED        FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                   CAPITAL          EQUITY         GOVERNMENT         GROWTH           INCOME
                                                   INCOME           INCOME         SECURITIES       STRATEGIES          BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         441    $         200    $         434    $           -    $       1,247
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   441              200              434                -            1,247
Expenses:
  Mortality and expense risk and
    other charges                                          91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             91              142              159              148              230
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              350               58              275             (148)           1,017
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (1,548)            (540)             371             (421)            (971)
Capital gains distributions                                 -                -               56                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (1,548)            (540)             427             (421)            (971)
Net unrealized appreciation
  (depreciation) of investments                         2,295            2,785             (608)           3,953            3,008
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,097    $       2,303    $          94    $       3,384    $       3,054
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FEDERATED        FEDERATED       FIDELITY(R)      FIDELITY(R)      FIDELITY(R)
                                                INTERNATIONAL        PRIME          VIP ASSET           VIP          VIP EQUITY-
                                                   EQUITY            MONEY         MANAGER(SM)     CONTRAFUND(R)       INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          44    $         406    $         715    $       2,774
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               44              406              715            2,774
Expenses:
  Mortality and expense risk and
    other charges                                          83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             83               88              156            1,973            2,021
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (83)             (44)             250           (1,258)             753
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (781)               -              (99)          (2,724)          (6,755)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (781)               -              (99)          (2,724)          (6,755)
Net unrealized appreciation
  (depreciation) of investments                         2,426                -            1,563           42,317           47,447
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,562    $         (44)   $       1,714    $      38,335    $      41,445
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    FIDELITY(R)
                                                                  FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)
                                                 FIDELITY(R)       VIP HIGH            VIP          INVESTMENT           VIP
                                                 VIP GROWTH         INCOME          INDEX 500       GRADE BOND        OVERSEAS
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         287    $       2,950    $         996    $         113    $          59
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   287            2,950              996              113               59
Expenses:
  Mortality and expense risk and
    other charges                                       1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,348              624              917               37               98
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,061)           2,326               79               76              (39)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (3,844)           1,393           (2,618)              49            1,142
Capital gains distributions                                 -                -                -               40                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (3,844)           1,393           (2,618)              89            1,142
Net unrealized appreciation
  (depreciation) of investments                        34,021            6,885           18,365              (69)           2,299
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      29,116    $      10,604    $      15,826    $          96    $       3,402
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  FRANKLIN
                                                  SMALL CAP         ING GET          ING GET          ING GET          ING GET
                                                    VALUE           FUND -           FUND -           FUND -           FUND -
                                                 SECURITIES        SERIES D         SERIES E         SERIES G         SERIES H
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           1    $       3,929    $      10,827    $       6,123    $       4,655
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     1            3,929           10,827            6,123            4,655
Expenses:
  Mortality and expense risk and
    other charges                                           4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4            1,441            4,433            2,635            1,946
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (3)           2,488            6,394            3,488            2,709
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    18           (1,414)            (903)            (335)             (63)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          18           (1,414)            (903)            (335)             (63)
Net unrealized appreciation
  (depreciation) of investments                           125             (988)          (2,753)          (2,355)          (1,049)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         140    $          86    $       2,738    $         798    $       1,597
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES I         SERIES J         SERIES K         SERIES L         SERIES M
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,734    $       2,406    $       2,430    $       2,470    $       3,721
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,734            2,406            2,430            2,470            3,721
Expenses:
  Mortality and expense risk and
    other charges                                       1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,365            1,153            1,483            1,394            2,115
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,369            1,253              947            1,076            1,606
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   100              148              303              343            1,021
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         100              148              303              343            1,021
Net unrealized appreciation
  (depreciation) of investments                          (373)            (799)            (922)            (356)            (674)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,096    $         602    $         328    $       1,063    $       1,953
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           FUND -           FUND -
                                                  SERIES N         SERIES P         SERIES Q         SERIES R         SERIES S
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,210    $       1,722    $           1    $           6    $          47
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,210            1,722                1                6               47
Expenses:
  Mortality and expense risk and
    other charges                                       1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,673            1,376              992              797              956
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              537              346             (991)            (791)            (909)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    65              663              462              290              493
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          65              663              462              290              493
Net unrealized appreciation
  (depreciation) of investments                         1,328              303            2,082            2,111            2,330
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,930    $       1,312    $       1,553    $       1,610    $       1,914
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET          ING GET          ING GET
                                                   FUND -           FUND -           FUND -           ING VP           ING VP
                                                  SERIES T         SERIES U         SERIES V         BALANCED           BOND
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          48    $           -    $           -    $       3,122    $       2,772
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    48                -                -            3,122            2,772
Expenses:
  Mortality and expense risk and
    other charges                                         702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            702              568              915            1,846            1,952
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                             (654)            (568)            (915)           1,276              820
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   412              768             (307)          (6,377)           1,734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         412              768             (307)          (6,377)           1,734
Net unrealized appreciation
  (depreciation) of investments                         1,635            2,053           (1,086)          30,184            5,194
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,393    $       2,253    $      (2,308)   $      25,083    $       7,748
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                      ING VP           ING VP
                                                   ING VP           ING VP           ING VP          STRATEGIC        STRATEGIC
                                                  EMERGING           MONEY           NATURAL        ALLOCATION       ALLOCATION
                                                   MARKETS          MARKET          RESOURCES        BALANCED          GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $       4,119    $           -    $         220    $         113
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -            4,119                -              220              113
Expenses:
  Mortality and expense risk and
    other charges                                          10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             10            2,819               19              187              154
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (10)           1,300              (19)              33              (41)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   (21)          (1,414)             (20)            (421)            (254)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         (21)          (1,414)             (20)            (421)            (254)
Net unrealized appreciation
  (depreciation) of investments                           287             (660)             435            2,802            2,920
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         256    $        (774)   $         396    $       2,414    $       2,625
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP
                                                  STRATEGIC         ING MFS        ING T. ROWE       ING ALGER
                                                 ALLOCATION          TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                   INCOME           RETURN           INCOME           GROWTH           GROWTH
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         456    $           2    $           2    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   456                2                2                -                -
Expenses:
  Mortality and expense risk and
    other charges                                         255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            255                -                2                4                1
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              201                2                -               (4)              (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (299)               2                6               71                9
Capital gains distributions                                 -                -                1                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (299)               2                7               71                9
Net unrealized appreciation
  (depreciation) of investments                         2,310               12               79               59               34
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       2,212    $          16    $          86    $         126    $          42
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                         ING
                                              ING AMERICAN       ING BARON         ING DSI         ING GOLDMAN        JPMORGAN
                                              CENTURY SMALL      SMALL CAP        ENHANCED       SACHS(R) CAPITAL      FLEMING
                                                CAP VALUE         GROWTH            INDEX             GROWTH        INTERNATIONAL
                                              -------------    -------------    -------------    ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           1    $           -    $           -    $              -   $         305
                                              -------------    -------------    -------------    ----------------   -------------
Total investment income                                   1                -                -                   -             305
Expenses:
  Mortality and expense risk and
    other charges                                         3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Total expenses                                            3                6                -                   -             308
                                              -------------    -------------    -------------    ----------------   -------------
Net investment income (loss)                             (2)              (6)               -                   -              (3)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  40               37                1                   -           4,418
Capital gains distributions                              14                -                -                   -               -
                                              -------------    -------------    -------------    ----------------   -------------
Total realized gain (loss) on investments
  and capital gains distributions                        54               37                1                   -           4,418
Net unrealized appreciation
  (depreciation) of investments                          74              159                -                   4           3,476
                                              -------------    -------------    -------------    ----------------   -------------
Net increase (decrease) in net assets
  resulting from operations                   $         126    $         190    $           1    $              4   $       7,891
                                              =============    =============    =============    ================   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                       ING              ING              ING
                                                     ING            ING MFS            MFS              MFS             OPCAP
                                                  JPMORGAN          CAPITAL          GLOBAL          RESEARCH         BALANCED
                                                MID CAP VALUE    OPPORTUNITIES       GROWTH           EQUITY            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           2    $          74    $           -    $         237    $          11
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     2               74                -              237               11
Expenses:
  Mortality and expense risk and
    other charges                                           4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4              449                -              526                4
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (2)            (375)               -             (289)               7
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    20           (7,641)               3           (1,984)               8
Capital gains distributions                                 5                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          25           (7,641)               3           (1,984)               8
Net unrealized appreciation
  (depreciation) of investments                            79           16,575                -           10,721               80
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         102    $       8,559    $           3    $       8,448    $          95
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING SALOMON      ING SALOMON      ING SALOMON
                                                                   BROTHERS         BROTHERS         BROTHERS        ING T. ROWE
                                                  ING PIMCO       AGGRESSIVE       FUNDAMENTAL       INVESTORS      PRICE GROWTH
                                                TOTAL RETURN        GROWTH            VALUE            VALUE           EQUITY
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          72    $           -    $           5    $           1    $         101
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    72                -                5                1              101
Expenses:
  Mortality and expense risk and
    other charges                                          22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             22              674                5                1              848
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               50             (674)               -                -             (747)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    52           (3,532)             103                3           (2,008)
Capital gains distributions                                16                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          68           (3,532)             103                3           (2,008)
Net unrealized appreciation
  (depreciation) of investments                           (57)          20,204               85               20           19,241
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          61    $      15,998    $         188    $          23    $      16,486
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING UBS
                                                  TACTICAL          ING VAN          ING VP           ING GET          ING GET
                                                    ASSET           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                 ALLOCATION        COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           5    $           -    $           -    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                5                -                -                -
Expenses:
  Mortality and expense risk and
    other charges                                           -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              -                5            4,562              162               36
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                                -                -           (4,562)            (162)             (36)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     1               32          (65,679)              16                -
Capital gains distributions                                 -               13                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           1               45          (65,679)              16                -
Net unrealized appreciation
  (depreciation) of investments                             3              103          163,033              861              182
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $           4    $         148    $      92,792    $         715    $         146
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING GET                           ING VP           ING VP           ING VP
                                                 U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                  SERIES 3          GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $       1,750    $          59    $           9
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -            1,750               59                9
Expenses:
  Mortality and expense risk and
    other charges                                           1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              1              341            1,990              106               40
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (1)            (341)            (240)             (47)             (31)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     -           (1,434)          (6,964)            (736)            (377)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           -           (1,434)          (6,964)            (736)            (377)
Net unrealized appreciation
  (depreciation) of investments                             -            9,318           43,359            4,296            1,857
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $          (1)   $       7,543    $      36,155    $       3,513    $       1,449
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING VP
                                                   ING VP           ING VP                            ING VP           GROWTH
                                                INTERNATIONAL        SMALL           ING VP            VALUE        OPPORTUNITIES
                                                   EQUITY           COMPANY        TECHNOLOGY       OPPORTUNITY       - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          63    $         161    $           -    $         135    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    63              161                -              135                -
Expenses:
  Mortality and expense risk and
    other charges                                          72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             72              752              105              212                2
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (9)            (591)            (105)             (77)              (2)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   842           (4,193)            (728)            (911)              (1)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         842           (4,193)            (728)            (911)              (1)
Net unrealized appreciation
  (depreciation) of investments                           966           23,973            3,935            4,627               23
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,799    $      19,189    $       3,102    $       3,639    $          20
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP                                                              ING VP
                                                   GROWTH           ING VP           ING VP           ING VP           MIDCAP
                                                OPPORTUNITIES    INTERNATIONAL      MAGNACAP         MAGNACAP       OPPORTUNITIES
                                                  - CLASS S          VALUE          - CLASS R        - CLASS S        - CLASS R
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          13    $           -    $           5    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -               13                -                5                -
Expenses:
  Mortality and expense risk and
    other charges                                           4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                              4                8                -                7                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                               (4)               5                -               (2)              (7)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                     4               12               (4)             (52)             182
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                           4               12               (4)             (52)             182
Net unrealized appreciation
  (depreciation) of investments                           109              247               12              221              125
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         109    $         264    $           8    $         167    $         300
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   ING VP           ING VP           ING VP                             JANUS
                                                   MIDCAP          SMALLCAP         SMALLCAP           JANUS            ASPEN
                                                OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                  - CLASS S        - CLASS R        - CLASS S        BALANCED          INCOME
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $           -    $           -    $       4,171    $       1,178
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                     -                -                -            4,171            1,178
Expenses:
  Mortality and expense risk and
    other charges                                          52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             52                2               33            2,389              338
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              (52)              (2)             (33)           1,782              840
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  (176)              39             (426)          (2,339)             734
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                        (176)              39             (426)          (2,339)             734
Net unrealized appreciation
  (depreciation) of investments                         1,406               (7)           1,223           23,364             (248)
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       1,178    $          30    $         764    $      22,807    $       1,326
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     JANUS            JANUS
                                                    JANUS            ASPEN            ASPEN         LORD ABBETT      LORD ABBETT
                                                    ASPEN           MID CAP         WORLDWIDE       GROWTH AND         MID-CAP
                                                   GROWTH           GROWTH           GROWTH           INCOME            VALUE
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $          87    $           -    $       2,044    $          18    $           6
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                    87                -            2,044               18                6
Expenses:
  Mortality and expense risk and
    other charges                                       1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                          1,227              963            2,327               12                7
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,140)            (963)            (283)               6               (1)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (4,646)          (5,140)         (13,982)               7              (12)
Capital gains distributions                                 -                -                -                -               12
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                      (4,646)          (5,140)         (13,982)               7                -
Net unrealized appreciation
  (depreciation) of investments                        32,018           29,450           51,811              364              222
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $      26,232    $      23,347    $      37,546    $         377    $         221
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                   MFS (R)          MFS (R)        OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                   GLOBAL            TOTAL         AGGRESSIVE         GLOBAL            MAIN
                                                 GOVERNMENTS        RETURN           GROWTH         SECURITIES        STREET(R)
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $         155    $       1,653    $           -    $         122    $         489
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                   155            1,653                -              122              489
Expenses:
  Mortality and expense risk and
    other charges                                          38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                             38            1,279              335              222              713
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                              117              374             (335)            (100)            (224)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    67             (807)          (1,055)            (902)          (1,676)
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          67             (807)          (1,055)            (902)          (1,676)
Net unrealized appreciation
  (depreciation) of investments                            55           14,113            6,608            7,819           14,143
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         239    $      13,680    $       5,218    $       6,817    $      12,243
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                           PIONEER
                                                 OPPENHEIMER        EQUITY           PIONEER          MID CAP
                                                  STRATEGIC         INCOME            FUND             VALUE         PRUDENTIAL
                                                    BOND              VCT              VCT              VCT           JENNISON
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $       2,304    $           5    $           -    $           1    $           -
                                                -------------    -------------    -------------    -------------    -------------
Total investment income                                 2,304                5                -                1                -
Expenses:
  Mortality and expense risk and
    other charges                                         487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Total expenses                                            487                2                -                2                8
                                                -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            1,817                3                -               (1)              (8)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                   661               (8)               -               22                5
Capital gains distributions                                 -                -                -                -                -
                                                -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         661               (8)               -               22                5
Net unrealized appreciation
  (depreciation) of investments                         3,307               49                -               56              156
                                                -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $       5,785    $          44    $           -    $          77    $         153
                                                =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 PRUDENTIAL
                                                 SP JENNISON
                                                INTERNATIONAL    UBS TACTICAL
                                                   GROWTH         ALLOCATION
                                                -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $           -    $          86
                                                -------------    -------------
Total investment income                                     -               86
Expenses:
  Mortality and expense risk and
    other charges                                          12              132
                                                -------------    -------------
Total expenses                                             12              132
                                                -------------    -------------
Net investment income (loss)                              (12)             (46)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                    89             (189)
Capital gains distributions                                 -                -
                                                -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                          89             (189)
Net unrealized appreciation
  (depreciation) of investments                           289            2,649
                                                -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                     $         366    $       2,414
                                                =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AIM V.I.                          AIM V.I.
                                                             CAPITAL         AIM V.I.        GOVERNMENT         AIM V.I.
                                                          APPRECIATION      CORE EQUITY      SECURITIES          GROWTH
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      23,509    $      42,858    $       9,149    $      27,757
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (234)            (337)             257             (253)
  Net realized gain (loss) on investments
    and capital gains distributions                             (11,841)         (19,166)             274          (21,532)
  Net unrealized appreciation (depreciation) of
    investments                                                   6,413           12,697              710           13,606
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (5,662)          (6,806)           1,241           (8,179)
Changes from principal transactions:
  Total unit transactions                                        (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,015)          (6,112)          15,607           (4,632)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (8,677)         (12,918)          16,848          (12,811)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  14,832           29,940           25,997           14,946
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (198)             (72)              83             (197)
  Net realized gain (loss) on investments
    and capital gains distributions                                (625)            (546)             609             (678)
  Net unrealized appreciation (depreciation) of
    investments                                                   4,685            7,126             (826)           4,981
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             3,862            6,508             (134)           4,106
Changes from principal transactions:
  Total unit transactions                                        (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,194)          (1,540)         (10,837)            (985)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         2,668            4,968          (10,971)           3,121
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      17,500    $      34,908    $      15,026    $      18,067
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                               ALGER            ALGER
                                                            AIM V.I.           ALGER          AMERICAN         AMERICAN
                                                             PREMIER         AMERICAN         INCOME &         LEVERAGED
                                                             EQUITY          BALANCED          GROWTH           ALLCAP
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      74,008    $       3,765    $      11,279    $      10,424
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (519)               9              (64)            (110)
  Net realized gain (loss) on investments
    and capital gains distributions                             (22,964)            (480)          (4,173)          (5,524)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,596               (8)             798            2,220
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (21,887)            (479)          (3,439)          (3,414)
Changes from principal transactions:
  Total unit transactions                                       (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,794)            (710)          (1,673)          (1,286)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (32,681)          (1,189)          (5,112)          (4,700)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  41,327            2,576            6,167            5,724
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (395)              19              (68)             (86)
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,160)             (34)            (339)            (265)
  Net unrealized appreciation (depreciation) of
    investments                                                  11,202              413            1,960            2,058
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             8,647              398            1,553            1,707
Changes from principal transactions:
  Total unit transactions                                        (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (7,144)            (607)          (1,250)            (988)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                         1,503             (209)             303              719
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      42,830    $       2,367    $       6,470    $       6,443
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            ALLIANCE         ALLIANCE
                                                            BERNSTEIN        BERNSTEIN        ALLIANCE         AMERICAN
                                                              VPSF             VPSF           BERNSTEIN       CENTURY(R)
                                                             GROWTH           PREMIER           VPSF              VP
                                                           AND INCOME         GROWTH           QUASAR          BALANCED
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      28,177    $       8,532    $         910    $       2,043
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (166)             (97)             (12)              25
  Net realized gain (loss) on investments
    and capital gains distributions                              (2,052)          (2,301)             (53)            (331)
  Net unrealized appreciation (depreciation) of
    investments                                                  (5,862)            (436)            (321)              89
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (8,080)          (2,834)            (386)            (217)
Changes from principal transactions:
  Total unit transactions                                         2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    2,072              140              160             (343)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (6,008)          (2,694)            (226)            (560)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  22,169            5,838              684            1,483
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (75)             (86)             (23)              19
  Net realized gain (loss) on investments
    and capital gains distributions                                (917)            (358)            (125)              (7)
  Net unrealized appreciation (depreciation) of
    investments                                                   8,091            1,693              864              227
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             7,099            1,249              716              239
Changes from principal transactions:
  Total unit transactions                                         5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    5,703              227            2,518             (302)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        12,802            1,476            3,234              (63)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      34,971    $       7,314    $       3,918    $       1,420
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            AMERICAN          CALVERT         FEDERATED        FEDERATED
                                                          CENTURY(R) VP       SOCIAL          AMERICAN          CAPITAL
                                                          INTERNATIONAL      BALANCED          LEADERS          INCOME
                                                        -----------------  -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $       2,759    $       1,959    $      83,193    $      13,230
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (12)              29             (148)             441
  Net realized gain (loss) on investments
    and capital gains distributions                              (1,559)            (466)             (64)          (2,779)
  Net unrealized appreciation (depreciation) of
    investments                                                   1,039              157          (16,207)            (761)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (532)            (280)         (16,419)          (3,099)
Changes from principal transactions:
  Total unit transactions                                          (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (688)              96          (16,235)          (3,110)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (1,220)            (184)         (32,654)          (6,209)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   1,539            1,775           50,539            7,021
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (8)              16               94              350
  Net realized gain (loss) on investments
    and capital gains distributions                                 (99)             (37)          (2,953)          (1,548)
  Net unrealized appreciation (depreciation) of
    investments                                                     372              343           13,953            2,295
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               265              322           11,094            1,097
Changes from principal transactions:
  Total unit transactions                                          (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                     (458)             131           (9,916)          (1,658)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                          (193)             453            1,178             (561)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       1,346    $       2,228    $      51,717    $       6,460
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             FEDERATED                         FEDERATED
                                                            FEDERATED       FUND FOR US       FEDERATED          HIGH
                                                             EQUITY         GOVERNMENT         GROWTH           INCOME
                                                             INCOME         SECURITIES       STRATEGIES          BOND
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $      17,476    $      11,702    $      20,974    $      20,899
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       98              271             (217)           1,712
  Net realized gain (loss) on investments
    and capital gains distributions                                (607)             178             (785)          (4,158)
  Net unrealized appreciation (depreciation) of
    investments                                                  (3,031)             443           (4,061)           2,397
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (3,540)             892           (5,063)             (49)
Changes from principal transactions:
  Total unit transactions                                        (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (3,672)              80           (5,496)          (4,167)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (7,212)             972          (10,559)          (4,216)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                  10,264           12,674           10,415           16,683
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       58              275             (148)           1,017
  Net realized gain (loss) on investments
    and capital gains distributions                                (540)             427             (421)            (971)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,785             (608)           3,953            3,008
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             2,303               94            3,384            3,054
Changes from principal transactions:
  Total unit transactions                                        (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,562)          (2,935)          (1,986)          (3,963)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           741           (2,841)           1,398             (909)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $      11,005    $       9,833    $      11,813    $      15,774
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                            FEDERATED        FEDERATED       FIDELITY(R)       FIDELITY(R)
                                                          INTERNATIONAL        PRIME          VIP ASSET            VIP
                                                             EQUITY            MONEY         MANAGER(SM)      CONTRAFUND(R)
                                                          -------------    -------------    -------------    --------------
NET ASSETS AT JANUARY 1, 2002                             $      10,976    $       8,812    $      14,094    $     173,999
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                     (119)              (1)             342             (690)
  Net realized gain (loss) on investments
    and capital gains distributions                                (716)               -           (2,462)         (27,676)
  Net unrealized appreciation (depreciation) of
    investments                                                  (1,458)               -              734           10,037
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (2,293)              (1)          (1,386)         (18,329)
Changes from principal transactions:
  Total unit transactions                                        (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (2,659)          (1,424)          (1,622)         (10,099)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        (4,952)          (1,425)          (3,008)         (28,428)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   6,024            7,387           11,086          145,571
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      (83)             (44)             250           (1,258)
  Net realized gain (loss) on investments
    and capital gains distributions                                (781)               -              (99)          (2,724)
  Net unrealized appreciation (depreciation) of
    investments                                                   2,426                -            1,563           42,317
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             1,562              (44)           1,714           38,335
Changes from principal transactions:
  Total unit transactions                                        (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                   (1,021)          (2,413)            (766)           4,149
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                           541           (2,457)             948           42,484
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $       6,565    $       4,930    $      12,034    $     188,055
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           FIDELITY(R)                       FIDELITY(R)      FIDELITY(R)
                                                           VIP EQUITY-      FIDELITY(R)       VIP HIGH            VIP
                                                             INCOME         VIP GROWTH         INCOME          INDEX 500
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                             $     193,019    $     167,319    $      39,385    $     100,783
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      779           (1,307)           3,617               21
  Net realized gain (loss) on investments
    and capital gains distributions                             (13,369)         (75,975)         (15,315)         (18,284)
  Net unrealized appreciation (depreciation) of
    investments                                                 (23,431)          27,425           12,364           (4,036)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           (36,021)         (49,857)             666          (22,299)
Changes from principal transactions:
  Total unit transactions                                       (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                  (10,578)         (19,282)          (3,595)         (14,294)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                       (46,599)         (69,139)          (2,929)         (36,593)
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 146,420           98,180           36,456           64,190
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                      753           (1,061)           2,326               79
  Net realized gain (loss) on investments
    and capital gains distributions                              (6,755)          (3,844)           1,393           (2,618)
  Net unrealized appreciation (depreciation) of
    investments                                                  47,447           34,021            6,885           18,365
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            41,445           29,116           10,604           15,826
Changes from principal transactions:
  Total unit transactions                                         4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                    4,284           (1,432)           9,910           (5,750)
                                                          -------------    -------------    -------------    -------------
Total increase (decrease)                                        45,729           27,684           20,514           10,076
                                                          -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                           $     192,149    $     125,864    $      56,970    $      74,266
                                                          =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         FIDELITY(R)                        FRANKLIN
                                                             VIP          FIDELITY(R)         SMALL           ING GET
                                                         INVESTMENT           VIP           CAP VALUE         FUND -
                                                         GRADE BOND        OVERSEAS        SECURITIES        SERIES D
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       3,084    $       9,914    $           -    $     119,943
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    79              (33)               -            3,192
   Net realized gain (loss) on investments
     and capital gains distributions                              126           (4,667)            (241)          (3,904)
   Net unrealized appreciation (depreciation) of
     investments                                                   44            2,758                2             (198)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             249           (1,942)            (239)            (910)
Changes from principal transactions:
   Total unit transactions                                       (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (443)          (1,355)             604          (15,335)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (194)          (3,297)             365          (16,245)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 2,890            6,617              365          103,698
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    76              (39)              (3)           2,488
   Net realized gain (loss) on investments
     and capital gains distributions                               89            1,142               18           (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                                  (69)           2,299              125             (988)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              96            3,402              140               86
Changes from principal transactions:
   Total unit transactions                                       (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (742)           3,885              157          (17,353)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (646)           7,287              297          (17,267)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       2,244    $      13,904    $         662    $      86,431
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES E         SERIES G         SERIES H         SERIES I
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     300,383    $     171,369    $     131,686    $      87,402
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,692            3,565            2,395            1,568
   Net realized gain (loss) on investments
     and capital gains distributions                          (12,384)            (362)          (2,377)            (285)
   Net unrealized appreciation (depreciation) of
     investments                                               12,265            2,002            3,658            1,680
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,573            5,205            3,676            2,963
Changes from principal transactions:
   Total unit transactions                                    (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (30,559)         (12,697)         (13,759)          (6,286)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (23,986)          (7,492)         (10,083)          (3,323)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               276,397          163,877          121,603           84,079
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 6,394            3,488            2,709            1,369
   Net realized gain (loss) on investments
     and capital gains distributions                             (903)            (335)             (63)             100
   Net unrealized appreciation (depreciation) of
     investments                                               (2,753)          (2,355)          (1,049)            (373)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           2,738              798            1,597            1,096
Changes from principal transactions:
   Total unit transactions                                    (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (40,249)         (26,394)         (18,191)         (10,425)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (37,511)         (25,596)         (16,594)          (9,329)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     238,886    $     138,281    $     105,009    $      74,750
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES J         SERIES K         SERIES L         SERIES M
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      74,801    $      88,558    $      80,345    $     123,165
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,300              604           (1,481)          (2,333)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,217)          (1,167)          (2,040)          (3,483)
   Net unrealized appreciation (depreciation) of
     investments                                                2,934            3,623            4,000            7,557
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,017            3,060              479            1,741
Changes from principal transactions:
   Total unit transactions                                     (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (5,974)         (10,358)          (5,569)          (9,525)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (2,957)          (7,298)          (5,090)          (7,784)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                71,844           81,260           75,255          115,381
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,253              947            1,076            1,606
   Net realized gain (loss) on investments
     and capital gains distributions                              148              303              343            1,021
   Net unrealized appreciation (depreciation) of
     investments                                                 (799)            (922)            (356)            (674)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             602              328            1,063            1,953
Changes from principal transactions:
   Total unit transactions                                    (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,356)         (11,083)          (9,450)         (22,616)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (11,754)         (10,755)          (8,387)         (20,663)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      60,090    $      70,505    $      66,868    $      94,718
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES N         SERIES P         SERIES Q         SERIES R
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     104,606    $      83,012    $       1,620    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,868)          (1,569)             176              148
   Net realized gain (loss) on investments
     and capital gains distributions                            2,453             (414)            (239)              (4)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,953)           1,307              325              348
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (2,368)            (676)             262              492
Changes from principal transactions:
   Total unit transactions                                    (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (12,095)          (6,002)          52,944           43,064
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (14,463)          (6,678)          53,206           43,556
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                90,143           76,334           54,826           43,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   537              346             (991)            (791)
   Net realized gain (loss) on investments
     and capital gains distributions                               65              663              462              290
   Net unrealized appreciation (depreciation) of
     investments                                                1,328              303            2,082            2,111
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,930            1,312            1,553            1,610
Changes from principal transactions:
   Total unit transactions                                    (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (15,288)         (19,643)         (12,043)          (6,991)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (13,358)         (18,331)         (10,490)          (5,381)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      76,785    $      58,003    $      44,336    $      38,175
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET          ING GET          ING GET          ING GET
                                                           FUND -           FUND -           FUND -           FUND -
                                                          SERIES S         SERIES T         SERIES U         SERIES V
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     5              (51)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               2                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  264              386                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             264              337                -                -
Changes from principal transactions:
   Total unit transactions                                     53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                53,289           39,041              503                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      53,553           39,378              503                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                53,553           39,378              503                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (909)            (654)            (568)            (915)
   Net realized gain (loss) on investments
     and capital gains distributions                              493              412              768             (307)
   Net unrealized appreciation (depreciation) of
     investments                                                2,330            1,635            2,053           (1,086)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,914            1,393            2,253           (2,308)
Changes from principal transactions:
   Total unit transactions                                    (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,327)          (8,751)          27,322           76,985
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,413)          (7,358)          29,575           74,677
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      44,140    $      32,020    $      30,078    $      74,677
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP             ING           EMERGING           MONEY
                                                          BALANCED          VP BOND          MARKETS          MARKET
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     189,948    $     144,459    $         912    $     293,027
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (197)           3,230              (11)           7,338
   Net realized gain (loss) on investments
     and capital gains distributions                          (31,427)           4,301             (281)          (5,982)
   Net unrealized appreciation (depreciation) of
     investments                                               10,085            2,691              220             (372)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (21,539)          10,222              (72)             984
Changes from principal transactions:
   Total unit transactions                                    (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,541)           9,883             (191)         (31,455)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (41,080)          20,104             (263)         (30,471)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                               148,868          164,563              649          262,556
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 1,276              820              (10)           1,300
   Net realized gain (loss) on investments
     and capital gains distributions                           (6,377)           1,734              (21)          (1,414)
   Net unrealized appreciation (depreciation) of
     investments                                               30,184            5,194              287             (660)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          25,083            7,748              256             (774)
Changes from principal transactions:
   Total unit transactions                                     (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,133)         (28,876)             (96)         (87,888)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      23,950          (21,128)             160          (88,662)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     172,818    $     143,435    $         809    $     173,894
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP           ING VP
                                                           ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                           NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                          RESOURCES        BALANCED          GROWTH           INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,003    $      17,390    $      13,876    $      23,347
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)             194               59              431
   Net realized gain (loss) on investments
     and capital gains distributions                               19           (1,295)          (1,733)            (810)
   Net unrealized appreciation (depreciation) of
     investments                                                  (81)            (696)            (368)            (899)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (81)          (1,797)          (2,042)          (1,278)
Changes from principal transactions:
   Total unit transactions                                       (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (355)          (1,249)            (577)          (1,981)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                        (436)          (3,046)          (2,619)          (3,259)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 1,567           14,344           11,257           20,088
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (19)              33              (41)             201
   Net realized gain (loss) on investments
     and capital gains distributions                              (20)            (421)            (254)            (299)
   Net unrealized appreciation (depreciation) of
     investments                                                  435            2,802            2,920            2,310
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             396            2,414            2,625            2,212
Changes from principal transactions:
   Total unit transactions                                       (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (231)             179              926           (2,878)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         165            2,593            3,551             (666)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,732    $      16,937    $      14,808    $      19,422
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING MFS        ING T. ROWE       ING ALGER
                                                            TOTAL        PRICE EQUITY      AGGRESSIVE        ING ALGER
                                                           RETURN           INCOME           GROWTH           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -                -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (12)              (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -                -              (12)              (1)
Changes from principal transactions:
   Total unit transactions                                          -                -              191               10
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -                -              191               10
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -                -              179                9
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -                -              179                9
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     2                -               (4)              (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                2                7               71                9
   Net unrealized appreciation (depreciation) of
     investments                                                   12               79               59               34
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              16               86              126               42
Changes from principal transactions:
   Total unit transactions                                        385              618              712              329
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   385              618              712              329
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         401              704              838              371
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         401    $         704    $       1,017    $         380
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING                           ING GOLDMAN
                                                          AMERICAN           BARON           ING DSI         SACHS(R)
                                                        CENTURY SMALL      SMALL CAP        ENHANCED          CAPITAL
                                                          CAP VALUE         GROWTH            INDEX           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               (5)               5                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                    7                -                -               (1)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               2                4                -               (1)
Changes from principal transactions:
   Total unit transactions                                        171              189                -               19
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   171              189                -               19
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         173              193                -               18
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   173              193                -               18
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)              (6)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                               54               37                1                -
   Net unrealized appreciation (depreciation) of
     investments                                                   74              159                -                4
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             126              190                1                4
Changes from principal transactions:
   Total unit transactions                                        262              998                5                3
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   262              998                5                3
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         388            1,188                6                7
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         561    $       1,381    $           6    $          25
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                             ING              ING
                                                          JPMORGAN         JPMORGAN          ING MFS          ING MFS
                                                           FLEMING          MID CAP          CAPITAL          GLOBAL
                                                        INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      30,449    $           -    $      62,832    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (154)               -             (593)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,362)               -          (41,813)               -
   Net unrealized appreciation (depreciation) of
     investments                                                 (591)              (2)          23,517                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,107)              (2)         (18,889)               -
Changes from principal transactions:
   Total unit transactions                                     (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,298)              89           (8,202)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (6,405)              87          (27,091)               1
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                24,044               87           35,741                1
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (3)              (2)            (375)               -
   Net realized gain (loss) on investments
     and capital gains distributions                            4,418               25           (7,641)               3
   Net unrealized appreciation (depreciation) of
     investments                                                3,476               79           16,575                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           7,891              102            8,559                3
Changes from principal transactions:
   Total unit transactions                                      2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,084              489           (5,013)               1
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       9,975              591            3,546                4
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      34,019    $         678    $      39,287    $           5
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                              ING              ING          ING SALOMON
                                                           ING MFS          OP CAP            PIMCO          BROTHERS
                                                          RESEARCH         BALANCED           TOTAL         AGGRESSIVE
                                                           EQUITY            VALUE           RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      69,394    $           -    $           -    $      91,535
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (600)               -               14             (849)
   Net realized gain (loss) on investments
     and capital gains distributions                          (43,750)               -               18          (25,189)
   Net unrealized appreciation (depreciation) of
     investments                                               27,569                -               18           (4,737)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (16,781)               -               50          (30,775)
Changes from principal transactions:
   Total unit transactions                                    (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (11,944)              15            1,225          (13,752)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (28,725)              15            1,275          (44,527)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                40,669               15            1,275           47,008
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (289)               7               50             (674)
   Net realized gain (loss) on investments
     and capital gains distributions                           (1,984)               8               68           (3,532)
   Net unrealized appreciation (depreciation) of
     investments                                               10,721               80              (57)          20,204
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           8,448               95               61           15,998
Changes from principal transactions:
   Total unit transactions                                     (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (6,177)           1,140            1,277           (4,367)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,271            1,235            1,338           11,631
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      42,940    $       1,250    $       2,613    $      58,639
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         ING SALOMON      ING SALOMON                         ING UBS
                                                          BROTHERS         BROTHERS        ING T. ROWE       TACTICAL
                                                         FUNDAMENTAL       INVESTORS      PRICE GROWTH         ASSET
                                                            VALUE            VALUE           EQUITY         ALLOCATION
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $      89,395    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (835)               -
   Net realized gain (loss) on investments
     and capital gains distributions                                -                -          (31,652)               -
   Net unrealized appreciation (depreciation) of
     investments                                                    -               (2)          11,325                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (2)         (21,162)               -
Changes from principal transactions:
   Total unit transactions                                          5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     5               16           (9,790)               -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           5               14          (30,952)               -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     5               14           58,443                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -             (747)               -
   Net realized gain (loss) on investments
     and capital gains distributions                              103                3           (2,008)               1
   Net unrealized appreciation (depreciation) of
     investments                                                   85               20           19,241                3
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             188               23           16,486                4
Changes from principal transactions:
   Total unit transactions                                      1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,022              142              (42)              49
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,210              165           16,444               53
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,215    $         179    $      74,887    $          53
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VAN          ING VP           ING GET          ING GET
                                                           KAMPEN         GROWTH AND       U.S. CORE -      U.S. CORE -
                                                          COMSTOCK          INCOME          SERIES 1         SERIES 2
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $     663,646    $           -    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1           (1,352)               -                -
   Net realized gain (loss) on investments
     and capital gains distributions                                -         (193,419)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  (11)          35,220                -                -
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (10)        (159,551)               -                -
Changes from principal transactions:
   Total unit transactions                                        329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   329          (88,129)               -                -
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         319         (247,680)               -                -
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   319          415,966                -                -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -           (4,562)            (162)             (36)
   Net realized gain (loss) on investments
     and capital gains distributions                               45          (65,679)              16                -
   Net unrealized appreciation (depreciation) of
     investments                                                  103          163,033              861              182
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             148           92,792              715              146
Changes from principal transactions:
   Total unit transactions                                        432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   432          (53,397)          25,230           24,355
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         580           39,395           25,945           24,501
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $         899    $     455,361    $      25,945    $      24,501
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING GET                           ING VP           ING VP
                                                         U.S. CORE -        ING VP         INDEX PLUS       INDEX PLUS
                                                          SERIES 3          GROWTH          LARGECAP          MIDCAP
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $      52,088    $     224,762    $       9,214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -             (473)          (1,838)             (54)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (8,444)         (58,481)            (760)
   Net unrealized appreciation (depreciation) of
     investments                                                    -           (5,648)          11,268           (1,413)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -          (14,565)         (49,051)          (2,227)
Changes from principal transactions:
   Total unit transactions                                          -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     -           (9,237)         (21,294)           4,792
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           -          (23,802)         (70,345)           2,565
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     -           28,286          154,417           11,779
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)            (341)            (240)             (47)
   Net realized gain (loss) on investments
     and capital gains distributions                                -           (1,434)          (6,964)            (736)
   Net unrealized appreciation (depreciation) of
     investments                                                    -            9,318           43,359            4,296
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (1)           7,543           36,155            3,513
Changes from principal transactions:
   Total unit transactions                                      1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,966           (3,738)          (3,646)            (260)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,965            3,805           32,509            3,253
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,965    $      32,091    $     186,926    $      15,032
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP           ING VP
                                                         INDEX PLUS      INTERNATIONAL        SMALL           ING VP
                                                          SMALLCAP          EQUITY           COMPANY        TECHNOLOGY
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $       2,411    $       7,991    $      62,576    $      11,745
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (30)             (64)            (469)            (109)
   Net realized gain (loss) on investments
     and capital gains distributions                              (75)          (1,577)          (3,581)          (3,681)
   Net unrealized appreciation (depreciation) of
     investments                                                 (732)            (300)         (14,441)          (1,844)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations            (837)          (1,941)         (18,491)          (5,634)
Changes from principal transactions:
   Total unit transactions                                      2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 2,701             (822)           8,073              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,864           (2,763)         (10,418)          (5,181)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                 4,275            5,228           52,158            6,564
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (31)              (9)            (591)            (105)
   Net realized gain (loss) on investments
     and capital gains distributions                             (377)             842           (4,193)            (728)
   Net unrealized appreciation (depreciation) of
     investments                                                1,857              966           23,973            3,935
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           1,449            1,799           19,189            3,102
Changes from principal transactions:
   Total unit transactions                                        988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   988            1,897            9,111            3,706
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       2,437            3,696           28,300            6,808
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       6,712    $       8,924    $      80,458    $      13,372
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            ING VP           ING VP
                                                            ING VP          GROWTH           GROWTH            ING VP
                                                            VALUE        OPPORTUNITIES    OPPORTUNITIES    INTERNATIONAL
                                                         OPPORTUNITY       - CLASS R        - CLASS S          VALUE
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      26,362    $           -    $         141    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (184)               -               (2)               -
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,332)               2              (28)             (19)
   Net unrealized appreciation (depreciation) of
     investments                                               (2,719)             (19)             (29)             (30)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (7,235)             (17)             (59)             (49)
Changes from principal transactions:
   Total unit transactions                                     (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (2,126)             401               43              453
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (9,361)             384              (16)             404
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                17,001              384              125              404
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (77)              (2)              (4)               5
   Net realized gain (loss) on investments
     and capital gains distributions                             (911)              (1)               4               12
   Net unrealized appreciation (depreciation) of
     investments                                                4,627               23              109              247
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           3,639               20              109              264
Changes from principal transactions:
   Total unit transactions                                     (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,995)            (355)             619              531
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,644             (335)             728              795
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      18,645    $          49    $         853    $       1,199
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                             ING VP           ING VP
                                                           ING VP           ING VP           MIDCAP           MIDCAP
                                                          MAGNACAP         MAGNACAP       OPPORTUNITIES    OPPORTUNITIES
                                                         - CLASS R        - CLASS S         - CLASS R        - CLASS S
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $         431    $           -    $         865
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)               -              (23)
   Net realized gain (loss) on investments
     and capital gains distributions                                -              (10)               -              (97)
   Net unrealized appreciation (depreciation) of
     investments                                                   (6)            (121)              (1)            (459)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              (6)            (132)              (1)            (579)
Changes from principal transactions:
   Total unit transactions                                         33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    33              191               77            2,297
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          27               59               76            1,718
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    27              490               76            2,583
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (2)              (7)             (52)
   Net realized gain (loss) on investments
     and capital gains distributions                               (4)             (52)             182             (176)
   Net unrealized appreciation (depreciation) of
     investments                                                   12              221              125            1,406
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               8              167              300            1,178
Changes from principal transactions:
   Total unit transactions                                          7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     7              271              529            3,057
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          15              438              829            4,235
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $          42    $         928    $         905    $       6,818
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                           ING VP           ING VP                            JANUS
                                                          SMALLCAP         SMALLCAP           JANUS           ASPEN
                                                        OPPORTUNITIES    OPPORTUNITIES        ASPEN          FLEXIBLE
                                                         - CLASS R        - CLASS S          BALANCED         INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,280    $     240,241    $      23,940
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -              (21)           2,536              856
   Net realized gain (loss) on investments
     and capital gains distributions                              (10)            (338)         (19,146)             761
   Net unrealized appreciation (depreciation) of
     investments                                                   (4)            (622)          (1,490)             571
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (14)            (981)         (18,100)           2,188
Changes from principal transactions:
   Total unit transactions                                         72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                    72            1,473          (24,316)           2,264
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                          58              492          (42,416)           4,452
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                    58            1,772          197,825           28,392
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (2)             (33)           1,782              840
   Net realized gain (loss) on investments
     and capital gains distributions                               39             (426)          (2,339)             734
   Net unrealized appreciation (depreciation) of
     investments                                                   (7)           1,223           23,364             (248)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations              30              764           22,807            1,326
Changes from principal transactions:
   Total unit transactions                                      1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 1,304            1,992          (34,101)          (7,560)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       1,334            2,756          (11,294)          (6,234)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,392    $       4,528    $     186,531    $      22,158
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                             JANUS            JANUS
                                                            JANUS            ASPEN            ASPEN         LORD ABBETT
                                                            ASPEN           MID CAP         WORLDWIDE        GROWTH AND
                                                           GROWTH           GROWTH           GROWTH            INCOME
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $     176,779    $     141,806    $     331,396    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,668)          (1,204)          (1,013)               1
   Net realized gain (loss) on investments
     and capital gains distributions                          (88,052)        (110,103)        (139,153)               -
   Net unrealized appreciation (depreciation) of
     investments                                               45,741           73,321           58,703              (19)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations         (43,979)         (37,986)         (81,463)             (18)
Changes from principal transactions:
   Total unit transactions                                    (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (34,297)         (26,587)         (51,653)             440
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                     (78,276)         (64,573)        (133,116)             422
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                98,503           77,233          198,280              422
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (1,140)            (963)            (283)               6
   Net realized gain (loss) on investments
     and capital gains distributions                           (4,646)          (5,140)         (13,982)               7
   Net unrealized appreciation (depreciation) of
     investments                                               32,018           29,450           51,811              364
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          26,232           23,347           37,546              377
Changes from principal transactions:
   Total unit transactions                                    (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                               (19,409)         (11,863)         (44,903)           2,311
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                       6,823           11,484           (7,357)           2,688
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $     105,326    $      88,717    $     190,923    $       3,110
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                         LORD ABBETT        MFS(R)           MFS(R)         OPPENHEIMER
                                                           MID-CAP          GLOBAL            TOTAL         AGGRESSIVE
                                                            VALUE         GOVERNMENTS        RETURN           GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $       1,742    $      93,910    $      40,449
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1               36              355             (189)
   Net realized gain (loss) on investments
     and capital gains distributions                              (22)              31            3,617           (5,968)
   Net unrealized appreciation (depreciation) of
     investments                                                  (25)              84          (10,681)          (5,031)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             (46)             151           (6,709)         (11,188)
Changes from principal transactions:
   Total unit transactions                                        520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   520              827            4,524           (5,331)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         474              978           (2,185)         (16,519)
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                   474            2,720           91,725           23,930
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    (1)             117              374             (335)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               67             (807)          (1,055)
   Net unrealized appreciation (depreciation) of
     investments                                                  222               55           14,113            6,608
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations             221              239           13,680            5,218
Changes from principal transactions:
   Total unit transactions                                        522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                   522             (435)           5,000              (33)
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                         743             (196)          18,680            5,185
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $       1,217    $       2,524    $     110,405    $      29,115
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                              PIONEER
                                                         OPPENHEIMER      OPPENHEIMER      OPPENHEIMER        EQUITY
                                                           GLOBAL            MAIN           STRATEGIC         INCOME
                                                         SECURITIES        STREET(R)          BOND              VCT
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $      16,403    $      65,709    $      28,892    $           -
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (124)            (328)           1,846                1
   Net realized gain (loss) on investments
     and capital gains distributions                           (3,498)         (11,300)          (1,632)              (1)
   Net unrealized appreciation (depreciation) of
     investments                                               (1,164)          (1,390)           1,590               (6)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations          (4,786)         (13,018)           1,804               (6)
Changes from principal transactions:
   Total unit transactions                                      3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 3,560           (3,890)           2,039              159
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      (1,226)         (16,908)           3,843              153
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                15,177           48,801           32,735              153
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (100)            (224)           1,817                3
   Net realized gain (loss) on investments
     and capital gains distributions                             (902)          (1,676)             661               (8)
   Net unrealized appreciation (depreciation) of
     investments                                                7,819           14,143            3,307               49
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations           6,817           12,243            5,785               44
Changes from principal transactions:
   Total unit transactions                                      7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                 7,545            4,077            3,980               56
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                      14,362           16,320            9,765              100
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $      29,539    $      65,121    $      42,500    $         253
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                            PIONEER                         PRUDENTIAL
                                                           PIONEER          MID CAP                         SP JENNISON
                                                            FUND             VALUE         PRUDENTIAL      INTERNATIONAL
                                                             VCT              VCT           JENNISON          GROWTH
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2002                           $           -    $           -    $         724    $          59
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -                -               (9)              (3)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               (9)            (252)             (44)
   Net unrealized appreciation (depreciation) of
     investments                                                    -                -              (50)              (7)
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               (9)            (311)             (54)
Changes from principal transactions:
   Total unit transactions                                          1               39               14              209
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     1               39               14              209
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           1               30             (297)             155
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2002                                     1               30              427              214
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     -               (1)              (8)             (12)
   Net realized gain (loss) on investments
     and capital gains distributions                                -               22                5               89
   Net unrealized appreciation (depreciation) of
     investments                                                    -               56              156              289
                                                        -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations               -               77              153              366
Changes from principal transactions:
   Total unit transactions                                          3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
   transactions                                                     3              632              279            2,689
                                                        -------------    -------------    -------------    -------------
Total increase (decrease)                                           3              709              432            3,055
                                                        -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                         $           4    $         739    $         859    $       3,269
                                                        =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                        UBS TACTICAL
                                                         ALLOCATION
                                                        -------------
Net assets at January 1, 2002                           $      14,334
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (86)
   Net realized gain (loss) on investments and
     capital gains distributions                               (3,544)
   Net unrealized appreciation (depreciation) of
     investments                                                  284
                                                        -------------
Net increase (decrease) in net assets from operations          (3,346)
Changes from principal transactions:
   Total unit transactions                                     (1,263)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                (1,263)
                                                        -------------
Total increase (decrease)                                      (4,609)
                                                        -------------
Net assets at December 31, 2002                                 9,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   (46)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (189)
   Net unrealized appreciation (depreciation) of
     investments                                                2,649
                                                        -------------
Net increase (decrease) in net assets from operations           2,414
Changes from principal transactions:
   Total unit transactions                                       (431)
                                                        -------------
Increase (decrease) in assets derived from principal
   transactions                                                  (431)
                                                        -------------
Total increase (decrease)                                       1,983
                                                        -------------
NET ASSETS AT DECEMBER 31, 2003                         $      11,708
                                                        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

     At December 31, 2003, the Account had 117 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 67 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation Fund - Series I Shares AIM V.I. Core Equity Fund - Series I Shares
        AIM V.I. Government Securities Fund - Series I Shares AIM V.I. Growth Fund - Series I Shares
        AIM V.I. Premier Equity Fund - Series I Shares
     Alger American Funds:
        Alger American Balanced Portfolio
        Alger American Income & Growth Portfolio
        Alger American Leveraged AllCap Portfolio
     AllianceBernstein Variable Products Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income Class A AllianceBernstein VPSF Premier Growth Class A AllianceBernstein VPSF Quasar Class A
     American Century(R) Investments:
        American Century(R) VP Balanced Fund
        American Century(R) VP International Fund
     Calvert Social Balanced Portfolio

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Federated Insurance Series:
        Federated American Leaders Fund II
        Federated Capital Income Fund II
        Federated Equity Income Fund II
        Federated Fund for U.S. Government Securities II
        Federated Growth Strategies Fund II
        Federated High Income Bond Fund II
        Federated International Equity Fund II
        Federated Prime Money Fund II
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
        Fidelity(R) VIP High Income Portfolio - Initial Class
        Fidelity(R) VIP Index 500 Portfolio - Initial Class
        Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities Fund - Class 2*
     ING GET Fund:
        ING GET Fund - Series D
        ING GET Fund - Series E
        ING GET Fund - Series G
        ING GET Fund - Series H
        ING GET Fund - Series I
        ING GET Fund - Series J
        ING GET Fund - Series K
        ING GET Fund - Series L
        ING GET Fund - Series M
        ING GET Fund - Series N
        ING GET Fund - Series P
        ING GET Fund - Series Q
        ING GET Fund - Series R *
        ING GET Fund - Series S *
        ING GET Fund - Series T *
        ING GET Fund - Series U *
        ING GET Fund - Series V **
     ING VP Balanced Portfolio, Inc. - Class R
     ING VP Bond Portfolio - Class R
     ING VP Emerging Markets Fund
     ING VP Money Market Portfolio - Class R
     ING VP Natural Resources Trust
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced Portfolio - Class R
        ING VP Strategic Allocation Growth Portfolio - Class R
        ING VP Strategic Allocation Income Portfolio - Class R
     ING Investors Trust:
        ING MFS Total Return Portfolio - Service Class **
        ING T. Rowe Price Equity Income Portfolio - Service Class **
     ING Partners, Inc.:
        ING Alger Aggressive Growth Portfolio - Service Class *
        ING Alger Growth Portfolio - Service Class *
        ING American Century Small Cap Value Portfolio - Service Class * ING Baron Small Cap Growth Portfolio - Service Class *
        ING DSI Enhanced Index Portfolio - Service Class **
        ING Goldman Sachs(R) Capital Growth Portfolio - Service Class * ING JPMorgan Fleming International Portfolio - Initial Class
        ING JPMorgan Mid Cap Value Portfolio - Service Class *
        ING MFS Capital Opportunities Portfolio - Initial Class
        ING MFS Global Growth Portfolio - Service Class *
        ING MFS Research Equity Portfolio - Initial Class
        ING OpCap Balanced Value Portfolio - Service Class *
        ING PIMCO Total Return Portfolio - Service Class *
        ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Fundamental Value Portfolio - Service Class * ING Salomon Brothers Investors Value Portfolio - Service Class *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     ING Partners, Inc (continued):
        ING T. Rowe Price Growth Equity Portfolio - Initial Class
        ING UBS Tactical Asset Allocation Portfolio - Service Class * ING Van Kampen Comstock Portfolio - Service Class *
     ING Variable Funds:
        ING VP Growth and Income Portfolio - Class R
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1 **
        ING GET U.S. Core Portfolio - Series 2 **
        ING GET U.S. Core Portfolio - Series 3 **
     ING Variable Portfolios, Inc.:
        ING VP Growth Portfolio - Class R
        ING VP Index Plus LargeCap Portfolio - Class R
        ING VP Index Plus MidCap Portfolio - Class R
        ING VP Index Plus SmallCap Portfolio - Class R
        ING VP International Equity Portfolio - Class R
        ING VP Small Company Portfolio - Class R
        ING VP Technology Portfolio - Class R
        ING VP Value Opportunity Portfolio - Class R
     ING Variable Products Trust:
        ING VP Growth Opportunities Portfolio - Class R *
        ING VP Growth Opportunities Portfolio - Class S
        ING VP International Value Portfolio - Class R*
        ING VP MagnaCap Portfolio - Class R *
        ING VP MagnaCap Portfolio - Class S
        ING VP MidCap Opportunities Portfolio - Class R *
        ING VP MidCap Opportunities Portfolio - Class S
        ING VP SmallCap Opportunities Portfolio - Class R *
        ING VP SmallCap Opportunities Portfolio - Class S
     Janus Aspen Series:
        Janus Aspen Balanced Portfolio - Inst Shares
        Janus Aspen Flexible Income Portfolio - Inst Shares
        Janus Aspen Growth Portfolio - Inst Shares
        Janus Aspen Mid Cap Growth Portfolio - Inst Shares
        Janus Aspen Worldwide Growth Portfolio - Inst Shares
     Lord Abbett Funds:
        Lord Abbett Growth and Income Portfolio *
        Lord Abbett Mid-Cap Value Portfolio *
     MFS(R) Funds:
        MFS (R) Global Governments Series
        MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth Fund/VA
        Oppenheimer Global Securities Fund/VA
        Oppenheimer Main Street(R) Fund/VA
        Oppenheimer Strategic Bond Fund/VA
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT Portfolio - Class I *
        Pioneer Fund VCT Portfolio - Class I *
        Pioneer Mid Cap Value VCT Portfolio - Class I *
     Prudential Series Fund, Inc.:
        Jennison Portfolio - Class II Shares
        SP Jennison International Growth Portfolio - Class II Shares UBS Series Trust:
        UBS Tactical Allocation Portfolio - Class I

     *   Investment Division added in 2002.
     **  Investment Division added in 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                   CURRENT NAME                                           FORMER NAME
        -----------------------------------------------    -----------------------------------------
        AllianceBernstein VPSF Growth and Income           Alliance Growth and Income
          Class A
        AllianceBernstein VPSF Premier Growth              Alliance Premier Growth Portfolio
          Class A
        AllianceBernstein VPSF Quasar Class A              Alliance Quasar Portfolio
        Federated Capital Income Fund Fund II              Federated Utility Fund II
        Fidelity(R) VIP ASSET MANAGER(SM) Portfolio -      Fidelity(R) VIP II ASSET MANAGER(SM)
          Initial Class                                      Portfolio - Initial Class
        Fidelity(R) VIP Contrafund(R) Portfolio -          Fidelity(R) VIP II Contrafund(R) Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Index 500 Portfolio -              Fidelity(R) VIP II Index 500 Portfolio -
          Initial Class                                      Initial Class
        Fidelity(R) VIP Investment Grade Bond              Fidelity(R) VIP II Investment Grade Bond
          Portfolio - Initial Class                          Portfolio - Initial Class
        ING MFS Research Equity Portfolio -                ING MFS Research Portfolio - Initial Class
          Initial Class                                    ING Salomon Brothers Capital Portfolio -
        ING Salomon Brothers Fundamental Value               Service Class
          Portfolio - Service Class                        Janus Aspen Aggressive Growth Portfolio -
        Janus Aspen Mid Cap Growth Portfolio -               Inst Shares
          Inst Shares                                      Oppenheimer Main Street(R) Growth &
        Oppenheimer Main Street(R) Fund/VA                   IncomeFund/VA
                                                           Brinson Series Tactical Allocation
        UBS Tactical Allocation Portfolio - Class I          Portfolio - Class I

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

     CONTRACT MAINTENANCE CHARGES

     An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                      YEAR ENDED DECEMBER 31
                                                                  2003                      2002
                                                        -----------------------   -----------------------
                                                         PURCHASES     SALES       PURCHASES      SALES
                                                        ----------   ----------   ----------   ----------
                                                                      (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                   $    1,737   $    3,129   $   24,514   $   27,763
        AIM V.I. Core Equity                                 3,305        4,917       38,407       44,855
        AIM V.I. Government Securities                       6,524       17,272       32,681       16,817
        AIM V.I. Growth                                      1,907        3,089       24,478       29,364
        AIM V.I. Premier Equity                              1,284        8,823       68,844       80,157
     Alger American Funds:
        Alger American Balanced                                132          720        3,639        4,339
        Alger American Income & Growth                         168        1,486       10,413       12,151
        Alger American Leveraged AllCap                          1        1,075        9,454       10,850
     AllianceBernstein Variable Products
        Series Fund, Inc.:
        AllianceBernstein VPSF Growth and Income             9,057        3,429       46,961       44,016
        AllianceBernstein VPSF Premier Growth                1,645        1,504       10,145       10,102
        AllianceBernstein VPSF Quasar                        3,231          736        1,723        1,577
     American Century(R) Investments:
        American Century(R) VP Balanced                         40          323        1,989        2,307
        American Century(R) VP International                    19          485        2,499        3,200
     Calvert Social Balanced                                   559          412        1,931        1,806
     Federated Insurance Series:
        Federated American Leaders                           1,301       11,123        8,627       25,009
        Federated Capital Income                               534        1,842        2,331        5,001
        Federated Equity Income                                627        2,131          820        4,394
        Federated Fund for U.S. Government Securities        1,190        3,794        4,984        4,633
        Federated Growth Strategies                            475        2,609          112        5,825
        Federated High Income Bond                           1,589        4,535        6,847        9,302
        Federated International Equity                         361        1,465          127        2,905
        Federated Prime Money                                2,583        5,040        5,760        7,185
     Fidelity(R) Variable Insurance Products Fund:
        Fidelity(R) VIP ASSET MANAGER(SM)                    1,642        2,158       15,172       16,452
        Fidelity(R) VIP Contrafund(R)                       26,291       23,400      175,617      186,406
        Fidelity(R) VIP Equity-Income                       41,183       36,146      247,113      252,808
        Fidelity(R) VIP Growth                              10,899       13,392      141,688      162,277
        Fidelity(R) VIP High Income                         30,754       18,518       58,138       58,116
        Fidelity(R) VIP Index 500                            7,977       13,648      121,951      136,223
        Fidelity(R) VIP Investment Grade Bond                  220          846        3,174        3,538
        Fidelity(R) VIP Overseas                            36,192       32,346       14,243       15,632

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     Franklin Templeton Variable Insurance
        Products Trust:
        Franklin Small Cap Value Securities                         $        433   $        279   $      2,565   $      1,920
     ING GET Fund:
        ING GET Fund - Series D                                            4,052         18,917         91,906        104,050
        ING GET Fund - Series E                                           10,996         44,851        287,090        310,958
        ING GET Fund - Series G                                            6,153         29,059        172,316        181,449
        ING GET Fund - Series H                                            4,789         20,271        131,547        142,911
        ING GET Fund - Series I                                            3,353         12,409         89,384         94,102
        ING GET Fund - Series J                                            2,456         13,559         76,351         81,025
        ING GET Fund - Series K                                            2,775         12,911         88,905         98,660
        ING GET Fund - Series L                                            3,093         11,467         78,713         85,764
        ING GET Fund - Series M                                            4,217         25,227        120,605        132,464
        ING GET Fund - Series N                                            2,265         17,016         97,858        110,571
        ING GET Fund - Series P                                            1,839         21,136         83,551         91,096
        ING GET Fund - Series Q                                              691         13,725        115,914         62,794
        ING GET Fund - Series R                                              124          7,906         47,063          3,851
        ING GET Fund - Series S                                               82         12,318         55,817          2,522
        ING GET Fund - Series T                                              259          9,664         39,328            338
        ING GET Fund - Series U                                           42,784         16,030            508              6
        ING GET Fund - Series V                                           84,529          8,459              -              -
     ING VP Balanced                                                      19,176         19,033         79,596         99,335
     ING VP Bond                                                          18,786         46,842        125,655        111,843
     ING VP Emerging Markets                                                  10            116            976          1,178
     ING VP Money Market                                                 260,698        347,286        760,239        784,356
     ING VP Natural Resources                                                 30            280          1,139          1,513
     ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                               2,839          2,627         13,854         14,909
        ING VP Strategic Allocation Growth                                 2,913          2,028         11,735         12,253
        ING VP Strategic Allocation Income                                 2,116          4,793         21,591         23,140
     ING Investors Trust:
        ING MFS Total Return                                                 443             56              -              -
        ING T. Rowe Price Equity Income                                      702             83              -              -
     ING Partners, Inc.:
        ING Alger Aggressive Growth                                        3,224          2,516            190              -
        ING Alger Growth                                                   1,205            877             10              -
        ING American Century Small Cap Value                                 490            216            253             82
        ING Baron Small Cap Growth                                         1,230            238            359            171
        ING DSI Enhanced Index                                                48             43              -              -
        ING Goldman Sachs(R) Capital Growth                                   11              8             19              -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                                     (DOLLARS IN THOUSANDS)
     ING Partners, Inc. (continued):
        ING JPMorgan Fleming International                          $    163,765   $    161,684   $    210,312   $    212,764
        ING JPMorgan Mid Cap Value                                           605            113             89              -
        ING MFS Capital Opportunities                                     21,700         27,088         46,601         55,397
        ING MFS Global Growth                                                 25             24              8              6
        ING MFS Research Equity                                            1,157          7,623         50,965         63,509
        ING OpCap Balanced Value                                           1,204             57             15              -
        ING PIMCO Total Return                                             2,644          1,301          1,359            107
        ING Salomon Brothers Aggressive Growth                            10,004         15,045        109,117        123,719
        ING Salomon Brothers Fundamental Value                            22,906         21,884              5              -
        ING Salomon Brothers Investors Value                                 171             29             16              -
        ING T. Rowe Price Growth Equity                                   12,358         13,147         77,576         88,202
        ING UBS Tactical Asset Allocation                                     82             33              -              -
        ING Van Kampen Comstock                                              707            262            331              1
     ING Variable Funds:
        ING VP Growth and Income                                          13,533         71,492        172,371        261,853
     ING Variable Insurance Trust:
        ING GET U.S. Core Portfolio - Series 1                            26,984          1,916              -              -
        ING GET U.S. Core Portfolio - Series 2                            24,434            115              -              -
        ING GET U.S. Core Portfolio - Series 3                             1,965              -              -              -
     ING Variable Portfolios, Inc.:
        ING VP Growth                                                      2,962          7,041         69,783         79,492
        ING VP Index Plus LargeCap                                        33,821         37,707        190,972        214,104
        ING VP Index Plus MidCap                                           8,395          8,702         11,890          7,151
        ING VP Index Plus SmallCap                                         3,097          2,140          8,976          6,252
        ING VP International Equity                                       17,944         16,056         46,107         46,993
        ING VP Small Company                                              39,143         30,623        116,436        108,833
        ING VP Technology                                                 10,849          7,248         23,571         23,226
        ING VP Value Opportunity                                           1,688          3,760         26,750         29,060
     ING Variable Products Trust:
        ING VP Growth Opportunities - Class R                                205            562            864            463
        ING VP Growth Opportunities - Class S                                795            180            278            238
        ING VP International Value                                           824            288            523             70
        ING VP MagnaCap - Class R                                             26             19             33              -
        ING VP MagnaCap - Class S                                            446            177            879            689
        ING VP MidCap Opportunities - Class R                              3,751          3,229             78              1
        ING VP MidCap Opportunities - Class S                              3,992            987          4,360          2,084
        ING VP SmallCap Opportunities - Class R                            6,129          4,827            265            193
        ING VP SmallCap Opportunities - Class S                            3,215          1,256          3,798          2,346

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                     YEAR ENDED DECEMBER 31
                                                                               2003                          2002
                                                                    ---------------------------   ---------------------------
                                                                      PURCHASES       SALES         PURCHASES       SALES
                                                                    ------------   ------------   ------------   ------------
                                                                    (DOLLARS IN
                                                                     THOUSANDS)
     Janus Aspen Series:
        Janus Aspen Balanced                                        $      8,930   $     41,249   $    225,500   $    247,280
        Janus Aspen Flexible Income                                        4,792         11,512         31,418         28,299
        Janus Aspen Growth                                                 2,952         23,501        150,997        186,962
        Janus Aspen Mid Cap Growth                                        24,529         37,355        141,416        169,207
        Janus Aspen Worldwide Growth                                      11,748         56,934        323,687        376,352
     Lord Abbett Funds:
        Lord Abbett Growth and Income                                      2,511            194            442              1
        Lord Abbett Mid-Cap Value                                            787            254            805            284
     MFS(R) Funds:
        MFS (R) Global Governments                                         1,124          1,442          3,217          2,355
        MFS(R) Total Return                                               13,814          8,440        119,828        113,668
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                      5,069          5,437         64,141         69,661
        Oppenheimer Global Securities                                     13,931          6,486         20,873         17,437
        Oppenheimer Main Street(R)                                        13,702          9,849         70,215         74,433
        Oppenheimer Strategic Bond                                        15,898         10,101         38,679         34,794
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income VCT                                            116             57            165              5
        Pioneer Fund VCT                                                       4              1              1              -
        Pioneer Mid Cap Value VCT                                            764            133             82             42
     Prudential Series Fund, Inc.:
        Prudential Jennison                                                  646            375          2,065          2,060
        Prudential SP Jennison International Growth                        4,361          1,684          2,655          2,449
     UBS Series Trust:
        UBS Tactical Allocation                                              565          1,042         14,269         15,619

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation                                   (215,223)       (366,408)
         AIM V.I. Core Equity                                            (376,156)       (748,286)
         AIM V.I. Government Securities                                  (899,844)      1,319,594
         AIM V.I. Growth                                                 (285,985)       (842,874)
         AIM V.I. Premier Equity                                         (951,357)     (1,440,923)
      Alger American Funds:
         Alger American Balanced                                          (26,135)        (31,808)
         Alger American Income & Growth                                   (64,405)        (86,313)
         Alger American Leveraged AllCap                                  (49,907)        (61,140)
      AllianceBernstein Variable Products Series Fund, Inc.:
         AllianceBernstein VPSF Growth and Income                         588,049          63,544
         AllianceBernstein VPSF Premier Growth                             35,073           2,737
         AllianceBernstein VPSF Quasar                                    371,072          12,434
      American Century(R) Investments:
         American Century(R) VP Balanced                                  (17,978)        (21,928)
         American Century(R) VP International                             (37,686)        (53,475)
      Calvert Social Balanced                                              11,388           9,032
      Federated Insurance Series:
         Federated American Leaders                                      (508,356)       (802,047)
         Federated Capital Income                                        (147,192)       (270,317)
         Federated Equity Income                                         (150,869)       (349,138)
         Federated Fund for U.S. Government Securities                   (191,021)          5,984
         Federated Growth Strategies                                     (136,784)       (353,291)
         Federated High Income Bond                                      (266,792)       (311,614)
         Federated International Equity                                   (88,913)       (215,775)
         Federated Prime Money                                           (190,956)       (112,344)
      Fidelity(R) Variable Insurance Products Fund:
         Fidelity(R) VIP ASSET MANAGER(SM)                                (46,959)       (103,131)
         Fidelity(R) VIP Contrafund(R)                                    571,228        (705,725)
         Fidelity(R) VIP Equity-Income                                    522,988        (690,353)
         Fidelity(R) VIP Growth                                           215,167      (1,160,706)
         Fidelity(R) VIP High Income                                    1,123,161        (483,340)
         Fidelity(R) VIP Index 500                                       (363,659)       (835,328)
         Fidelity(R) VIP Investment Grade Bond                            (46,941)        (29,946)
         Fidelity(R) VIP Overseas                                         324,783        (115,998)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                15,203          39,416
      ING GET Fund:
        ING GET Fund - Series D                                        (1,707,796)     (1,502,708)
        ING GET Fund - Series E                                        (3,914,768)     (3,020,220)
        ING GET Fund - Series G                                        (2,581,173)     (1,275,410)
        ING GET Fund - Series H                                        (1,762,825)     (1,368,020)
        ING GET Fund - Series I                                        (1,017,746)       (633,744)
        ING GET Fund - Series J                                        (1,217,984)       (606,080)
        ING GET Fund - Series K                                        (1,092,454)     (1,044,318)
        ING GET Fund - Series L                                          (936,734)       (566,108)
        ING GET Fund - Series M                                        (2,237,666)       (972,717)
        ING GET Fund - Series N                                        (1,500,256)     (1,199,074)
        ING GET Fund - Series P                                        (1,948,391)       (608,071)
        ING GET Fund - Series Q                                        (1,178,495)      5,298,242
        ING GET Fund - Series R                                          (678,100)      4,312,314
        ING GET Fund - Series S                                        (1,098,481)      5,334,290
        ING GET Fund - Series T                                          (845,512)      3,907,841
        ING GET Fund - Series U                                         2,803,440          50,278
        ING GET Fund - Series V                                         7,680,444               -
      ING VP Balanced                                                     (83,996)     (1,231,538)
      ING VP Bond                                                      (1,696,435)        413,356
      ING VP Emerging Markets                                             (14,583)        (26,185)
      ING VP Money Market                                              (6,789,055)     (2,485,092)
      ING VP Natural Resources                                            (19,060)        (31,200)
      ING Generations Portfolio, Inc.:
        ING VP Strategic Allocation Balanced                              (29,336)       (104,759)
        ING VP Strategic Allocation Growth                                (21,901)        (62,890)
        ING VP Strategic Allocation Income                               (205,539)       (143,555)
      ING Investors Trust:
        ING MFS Total Return                                               35,396               -
        ING T. Rowe Price Equity Income                                    57,696               -
      ING Partners, Inc.:
        ING Alger Aggressive Growth                                        71,512          24,342
        ING Alger Growth                                                   37,994           1,297
        ING American Century Small Cap Value                               29,741          19,821
        ING Baron Small Cap Growth                                         97,665          21,310
        ING DSI Enhanced Index                                                621               -
        ING Goldman Sachs(R) Capital Growth                                   243           2,242
        ING JPMorgan Fleming International                                286,684          17,057

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)      (REDEEMED)
                                                                     ------------    ------------
      ING Partners, Inc. (continued):
         ING JPMorgan Mid Cap Value                                        45,969           9,450
         ING MFS Capital Opportunities                                   (475,678)       (840,713)
         ING MFS Global Growth                                                276             168
         ING MFS Research Equity                                         (638,397)     (1,203,069)
         ING OpCap Balanced Value                                         114,002           1,825
         ING PIMCO Total Return                                           117,809         118,777
         ING Salomon Brothers Aggressive Growth                          (471,812)     (1,425,104)
         ING Salomon Brothers Fundamental Value                           112,732             655
         ING Salomon Brothers Investors Value                              15,639           1,835
         ING T. Rowe Price Growth Equity                                  (82,398)       (562,460)
         ING UBS Tactical Asset Allocation                                  5,211              53
         ING Van Kampen Comstock                                           44,597          38,291
      ING Variable Funds:
         ING VP Growth and Income                                      (3,322,672)     (4,914,917)
      ING Variable Insurance Trust:
         ING GET U.S. Core Portfolio - Series 1                         2,530,968               -
         ING GET U.S. Core Portfolio - Series 2                         2,441,629               -
         ING GET U.S. Core Portfolio - Series 3                           196,496               -
      ING Variable Portfolios, Inc.:
         ING VP Growth                                                   (329,681)       (944,382)
         ING VP Index Plus LargeCap                                    (1,018,952)     (1,975,577)
         ING VP Index Plus MidCap                                         (23,571)        293,309
         ING VP Index Plus SmallCap                                        74,019         238,930
         ING VP International Equity                                      156,583        (117,376)
         ING VP Small Company                                             612,976         398,526
         ING VP Technology                                              1,059,264         (95,211)
         ING VP Value Opportunity                                        (141,302)       (168,461)
      ING Variable Products Trust:
         ING VP Growth Opportunities - Class R                            (58,161)         63,829
         ING VP Growth Opportunities - Class S                             97,238           5,464
         ING VP International Value                                        65,868          49,414
         ING VP MagnaCap - Class R                                            857           3,913
         ING VP MagnaCap - Class S                                         32,197          22,872
         ING VP MidCap Opportunities - Class R                             85,049          10,923
         ING VP MidCap Opportunities - Class S                            400,115         315,913
         ING VP SmallCap Opportunities - Class R                          190,033        (139,170)
         ING VP SmallCap Opportunities - Class S                          327,810         376,449

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                        YEAR ENDED DECEMBER 31
                                                                         2003            2002
                                                                     ------------    ------------
                                                                       NET UNITS      NET UNITS
                                                                        ISSUED         ISSUED
                                                                      (REDEEMED)     (REDEEMED)
                                                                     ------------    ------------
      Janus Aspen Series:
         Janus Aspen Balanced                                          (2,223,852)     (1,543,962)
         Janus Aspen Flexible Income                                     (394,174)        123,393
         Janus Aspen Growth                                            (1,648,598)     (3,008,365)
         Janus Aspen Mid Cap Growth                                    (1,191,018)     (2,540,697)
         Janus Aspen Worldwide Growth                                  (3,435,063)     (3,807,460)
      Lord Abbett Funds:
         Lord Abbett Growth and Income                                    249,236          53,538
         Lord Abbett Mid-Cap Value                                         62,337          54,692
      MFS(R) Funds:
         MFS(R) Global Governments                                        (33,561)         71,900
         MFS(R) Total Return                                              441,718         404,893
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth                                   (134,199)       (616,159)
         Oppenheimer Global Securities                                    459,397         197,129
         Oppenheimer Main Street(R)                                       182,239        (523,616)
         Oppenheimer Strategic Bond                                       289,876         151,517
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT                                          6,570          19,140
         Pioneer Fund VCT                                                     276             172
         Pioneer Mid Cap Value VCT                                         58,218           3,470
      Prudential Series Fund, Inc.:
         Prudential Jennison                                               40,553         (10,806)
         Prudential SP Jennison International Growth                      378,568          29,475
      UBS Series Trust:
         UBS Tactical Allocation                                          (61,001)       (180,912)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

     A summary of units outstanding at December 31, 2003 follows:

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     AIM V.I. CAPITAL APPRECIATION
     Currently payable annuity contracts:                                                     $    1,081,892
     Contracts in accumulation period:
              Non-Qualified V                                   10,189.299   $         8.76           89,258
              Non-Qualified V (0.75)                            63,788.195             8.97          572,180
              Non-Qualified XII                                    755.842             8.95            6,765
              Non-Qualified XIII                               445,452.485             9.46        4,213,981
              Non-Qualified XIV                                595,055.988             9.30        5,534,021
              Non-Qualified XV                                 280,980.651             9.23        2,593,451
              Non-Qualified XVI                                232,704.920             5.52        1,284,531
              Non-Qualified XVIII                              159,214.742             5.44          866,128
              Non-Qualified XIX                                229,855.064             5.47        1,257,307
                                                           ---------------                    --------------
                                                             2,017,997.186                    $   17,499,514
                                                           ===============                    ==============

     AIM V.I. CORE EQUITY
     Currently payable annuity contracts:                                                     $    5,364,725
     Contracts in accumulation period:
              Non-Qualified V                                   44,573.096   $         7.72          344,104
              Non-Qualified V (0.75)                           108,040.860             7.90          853,523
              Non-Qualified IX                                     854.568             7.63            6,520
              Non-Qualified XII                                    990.885             7.88            7,808
              Non-Qualified XIII                               859,271.993             9.45        8,120,120
              Non-Qualified XIV                              1,330,081.463             9.30       12,369,758
              Non-Qualified XV                                 474,287.077             9.22        4,372,927
              Non-Qualified XVI                                200,687.487             6.37        1,278,379
              Non-Qualified XVIII                               99,620.062             6.28          625,614
              Non-Qualified XIX                                247,908.048             6.31        1,564,300
              Non-Qualified XX                                      10.508            11.86              125
                                                           ---------------                    --------------
                                                             3,366,326.047                    $   34,907,903
                                                           ===============                    ==============

     AIM V.I. GOVERNMENT SECURITIES
     Contracts in accumulation period:
              Non-Qualified XIII                               346,391.536   $        12.37   $    4,284,863
              Non-Qualified XIV                                467,444.949            12.23        5,716,852
              Non-Qualified XV                                 145,354.085            12.16        1,767,506
              Non-Qualified XVI                                 93,136.186            11.72        1,091,556
              Non-Qualified XVIII                               65,075.143            11.55          751,618
              Non-Qualified XIX                                121,746.539            11.61        1,413,477
                                                           ---------------                    --------------
                                                             1,239,148.438                    $   15,025,872
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     AIM V.I. GROWTH
     Currently payable annuity contracts:                                                     $    1,268,793
     Contracts in accumulation period:
              Non-Qualified V                                   13,652.955   $         5.47           74,682
              Non-Qualified V (0.75)                            81,576.978             5.60          456,831
              Non-Qualified IX                                     464.862             5.40            2,510
              Non-Qualified XII                                  1,480.361             5.58            8,260
              Non-Qualified XIII                               686,220.760             6.62        4,542,781
              Non-Qualified XIV                              1,067,508.226             6.51        6,949,479
              Non-Qualified XV                                 341,364.852             6.46        2,205,217
              Non-Qualified XVI                                166,356.398             4.36          725,314
              Non-Qualified XVIII                              113,901.835             4.30          489,778
              Non-Qualified XIX                                310,878.472             4.32        1,342,995
                                                           ---------------                    --------------
                                                             2,783,405.699                    $   18,066,640
                                                           ===============                    ==============

     AIM V.I. PREMIER EQUITY
     Currently payable annuity contracts:                                                     $    2,390,597
     Contracts in accumulation period:
              Non-Qualified V                                    8,617.808   $         7.12           61,359
              Non-Qualified V (0.75)                            74,738.020             7.29          544,840
              Non-Qualified IX                                      91.584             7.04              645
              Non-Qualified XII                                  1,138.315             7.28            8,287
              Non-Qualified XIII                             1,268,375.871             8.56       10,857,297
              Non-Qualified XIV                              2,017,118.702             8.42       16,984,139
              Non-Qualified XV                                 747,409.524             8.35        6,240,870
              Non-Qualified XVI                                299,982.129             6.43        1,928,885
              Non-Qualified XVIII                              126,619.280             6.33          801,500
              Non-Qualified XIX                                473,550.761             6.36        3,011,783
                                                           ---------------                    --------------
                                                             5,017,641.994                    $   42,830,202
                                                           ===============                    ==============

     ALGER AMERICAN BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 94,256.181   $        25.11   $    2,366,773
                                                           ---------------                    --------------
                                                                94,256.181                    $    2,366,773
                                                           ===============                    ==============

     ALGER AMERICAN INCOME & GROWTH
     Contracts in accumulation period:
              Non-Qualified VII                                291,852.976   $        22.17   $    6,470,380
                                                           ---------------                    --------------
                                                               291,852.976                    $    6,470,380
                                                           ===============                    ==============

     ALGER AMERICAN LEVERAGED ALLCAP
     Contracts in accumulation period:
              Non-Qualified VII                                277,225.744   $        23.23   $    6,439,954
              Non-Qualified VIII                                   167.508            17.13            2,869
                                                           ---------------                    --------------
                                                               277,393.252                    $    6,442,823
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ALLIANCEBERNSTEIN VPSF GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified XIII                             1,037,180.107   $        10.20   $   10,579,237
              Non-Qualified XIV                              1,055,319.729            10.09       10,648,176
              Non-Qualified XV                                 396,339.879            10.03        3,975,289
              Non-Qualified XVI                                451,491.519            10.30        4,650,363
              Non-Qualified XVIII                              155,625.177            10.15        1,579,596
              Non-Qualified XIX                                346,881.673            10.20        3,538,193
                                                           ---------------                    --------------

                                                             3,442,838.084                    $   34,970,854
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF PREMIER GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               379,024.612   $         5.26   $    1,993,669
              Non-Qualified XIV                                323,966.059             5.20        1,684,624
              Non-Qualified XV                                 126,508.754             5.17          654,050
              Non-Qualified XVI                                190,489.279             5.57        1,061,025
              Non-Qualified XVIII                               67,891.757             5.49          372,726
              Non-Qualified XIX                                280,459.496             5.52        1,548,136
                                                           ---------------                    --------------

                                                             1,368,339.957                    $    7,314,230
                                                           ===============                    ==============

     ALLIANCEBERNSTEIN VPSF QUASAR
     Contracts in accumulation period:
              Non-Qualified XIII                               134,787.615   $         8.19   $    1,103,911
              Non-Qualified XIV                                165,580.970             8.10        1,341,206
              Non-Qualified XV                                  41,351.517             8.06          333,293
              Non-Qualified XVI                                 45,523.247             7.29          331,864
              Non-Qualified XVIII                               44,821.552             7.18          321,819
              Non-Qualified XIX                                 67,459.200             7.21          486,381
                                                           ---------------                    --------------

                                                               499,524.101                    $    3,918,474
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP BALANCED
     Contracts in accumulation period:
              Non-Qualified VII                                 78,073.697   $        18.19   $    1,420,161
                                                           ---------------                    --------------

                                                                78,073.697                    $    1,420,161
                                                           ===============                    ==============

     AMERICAN CENTURY(R) VP INTERNATIONAL
     Contracts in accumulation period:
              Non-Qualified VII                                 93,228.187   $        14.41   $    1,343,418
              Non-Qualified VIII                                   181.700            13.13            2,386
                                                           ---------------                    --------------

                                                                93,409.887                    $    1,345,804
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     CALVERT SOCIAL BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                    7,083.055   $        20.34   $      144,069
              Non-Qualified V (0.75)                            14,750.233            21.15          311,967
              Non-Qualified VII                                 84,238.446            11.30          951,894
              Non-Qualified VIII                                71,475.490            11.41          815,535
              Non-Qualified XX                                     390.655            11.56            4,516
                                                           ---------------                    --------------
                                                               177,937.879                    $    2,227,981
                                                           ===============                    ==============

     FEDERATED AMERICAN LEADERS
     Currently payable annuity contracts:                                                     $       84,899
     Contracts in accumulation period:
              Non-Qualified VII                              2,203,916.167   $        23.37       51,505,521
              Non-Qualified VIII                                 7,506.725            16.88          126,714
                                                           ---------------                    --------------
                                                             2,211,422.892                    $   51,717,134
                                                           ===============                    ==============

     FEDERATED CAPITAL INCOME
     Currently payable annuity contracts:                                                     $       17,473
     Contracts in accumulation period:
              Non-Qualified VII                                505,276.162   $        12.75        6,442,271
              Non-Qualified VIII                                    63.397            10.65              675
                                                           ---------------                    --------------
                                                               505,339.559                    $    6,460,419
                                                           ===============                    ==============

     FEDERATED EQUITY INCOME
     Currently payable annuity contracts:                                                     $       92,839
     Contracts in accumulation period:
              Non-Qualified VII                                884,275.954   $        12.34       10,911,965
                                                           ---------------                    --------------
                                                               884,275.954                    $   11,004,804
                                                           ===============                    ==============

     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
     Currently payable annuity contracts:                                                     $        2,648
     Contracts in accumulation period:
              Non-Qualified VII                                634,657.350   $        15.49        9,830,842
                                                           ---------------                    --------------
                                                               634,657.350                    $    9,833,490
                                                           ===============                    ==============

     FEDERATED GROWTH STRATEGIES
     Contracts in accumulation period:
              Non-Qualified VII                                627,365.021   $        18.83   $   11,813,283
                                                           ---------------                    --------------
                                                               627,365.021                    $   11,813,283
                                                           ===============                    ==============

     FEDERATED HIGH INCOME BOND
     Currently payable annuity contracts:                                                     $       19,637
     Contracts in accumulation period:
              Non-Qualified VII                                969,244.579   $        16.25       15,750,224
              Non-Qualified VIII                                   299.226            13.87            4,150
                                                           ---------------                    --------------
                                                               969,543.805                    $   15,774,011
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FEDERATED INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $       44,651
     Contracts in accumulation period:
              Non-Qualified VII                                462,016.816   $        14.11        6,519,057
              Non-Qualified VIII                                   123.555            13.06            1,614
                                                           ---------------                    --------------

                                                               462,140.371                    $    6,565,322
                                                           ===============                    ==============

     FEDERATED PRIME MONEY
     Contracts in accumulation period:
              Non-Qualified VII                                391,575.907   $        12.59   $    4,929,941
                                                           ---------------                    --------------

                                                               391,575.907                    $    4,929,941
                                                           ===============                    ==============

     FIDELITY(R) VIP ASSET MANAGER(SM)
     Contracts in accumulation period:
              Non-Qualified VII                                545,090.168   $        18.27   $    9,958,797
              Non-Qualified VIII                               135,610.345            15.30        2,074,838
                                                           ---------------                    --------------

                                                               680,700.513                    $   12,033,635
                                                           ===============                    ==============

     FIDELITY(R) VIP CONTRAFUND(R)
     Contracts in accumulation period:
              Non-Qualified V                                  459,839.543   $        21.98   $   10,107,273
              Non-Qualified V (0.75)                           740,795.132            22.86       16,934,577
              Non-Qualified VII                              3,011,967.167            24.17       72,799,246
              Non-Qualified VIII                               591,045.505            19.48       11,513,566
              Non-Qualified IX                                  27,754.943            21.61          599,784
              Non-Qualified X                                   22,238.130            21.98          488,794
              Non-Qualified XII                                 48,268.840            12.74          614,945
              Non-Qualified XIII                             2,257,321.504            11.91       26,884,699
              Non-Qualified XIV                              2,423,625.905            11.71       28,380,659
              Non-Qualified XV                                 908,324.174            11.62       10,554,727
              Non-Qualified XVI                                396,289.022             9.23        3,657,748
              Non-Qualified XVIII                               99,480.914             9.10          905,276
              Non-Qualified XIX                                470,820.270             9.14        4,303,297
              Non-Qualified XX                                  25,359.265            12.24          310,397
                                                           ---------------                    --------------

                                                            11,483,130.314                    $  188,054,988
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP EQUITY-INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  447,621.315   $        19.39   $    8,679,377
              Non-Qualified V (0.75)                           810,958.495            20.16       16,348,923
              Non-Qualified VII                              3,679,828.901            23.07       84,893,653
              Non-Qualified VIII                               795,913.705            16.64       13,244,004
              Non-Qualified IX                                  15,133.993            19.06          288,454
              Non-Qualified X                                   16,682.801            19.39          323,480
              Non-Qualified XII                                 10,948.402            11.51          126,016
              Non-Qualified XIII                             1,917,300.612            11.21       21,492,940
              Non-Qualified XIV                              2,405,810.208            11.02       26,512,028
              Non-Qualified XV                                 767,723.534            10.93        8,391,218
              Non-Qualified XVI                                556,680.352            10.49        5,839,577
              Non-Qualified XVIII                               92,557.995            10.33          956,124
              Non-Qualified XIX                                479,897.961            10.39        4,986,140
              Non-Qualified XX                                   5,511.291            12.13           66,852
                                                           ---------------                    --------------

                                                            12,002,569.565                    $  192,148,786
                                                           ===============                    ==============

     FIDELITY(R) VIP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  444,797.942   $        16.83   $    7,485,949
              Non-Qualified V (0.75)                           801,208.218            17.51       14,029,156
              Non-Qualified VII                              2,283,685.777            22.97       52,456,262
              Non-Qualified VIII                               550,943.844            15.30        8,429,441
              Non-Qualified IX                                  10,940.031            16.55          181,058
              Non-Qualified X                                   13,738.554            16.83          231,220
              Non-Qualified XII                                 13,775.230            10.56          145,466
              Non-Qualified XIII                             1,906,545.323             8.29       15,805,261
              Non-Qualified XIV                              1,615,540.122             8.17       13,198,963
              Non-Qualified XV                                 592,005.062             8.12        4,807,081
              Non-Qualified XVI                                780,055.984             6.26        4,883,150
              Non-Qualified XVIII                              135,448.670             6.17          835,718
              Non-Qualified XIX                                533,582.328             6.20        3,308,210
              Non-Qualified XX                                   5,490.076            12.19           66,924
                                                           ---------------                    --------------
                                                             9,687,757.161                    $  125,863,859
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FIDELITY(R) VIP HIGH INCOME
     Currently payable annuity contracts:                                                     $    2,492,941
     Contracts in accumulation period:
              Non-Qualified VII                              1,760,438.582   $        11.96       21,054,845
              Non-Qualified VIII                               425,258.887            10.79        4,588,543
              Non-Qualified XIII                             1,157,540.233             8.31        9,619,159
              Non-Qualified XIV                              1,181,961.109             8.18        9,668,442
              Non-Qualified XV                                 500,838.519             8.11        4,061,800
              Non-Qualified XVI                                182,940.448             9.42        1,723,299
              Non-Qualified XVIII                               52,952.742             9.28          491,401
              Non-Qualified XIX                                350,482.825             9.33        3,270,005
                                                           ---------------                    --------------

                                                             5,612,413.345                    $   56,970,435
                                                           ===============                    ==============

     FIDELITY(R) VIP INDEX 500
     Contracts in accumulation period:
              Non-Qualified VII                              3,107,193.548   $        20.31   $   63,107,101
              Non-Qualified VIII                               654,473.153            17.05       11,158,767
                                                           ---------------                    --------------

                                                             3,761,666.701                    $   74,265,868
                                                           ===============                    ==============

     FIDELITY(R) VIP INVESTMENT GRADE BOND
     Contracts in accumulation period:
              Non-Qualified VII                                139,374.895   $        16.07   $    2,239,755
              Non-Qualified VIII                                   280.831            15.76            4,426
                                                           ---------------                    --------------

                                                               139,655.726                    $    2,244,181
                                                           ===============                    ==============

     FIDELITY(R) VIP OVERSEAS
     Contracts in accumulation period:
              Non-Qualified V                                   99,214.333   $        13.46   $    1,335,425
              Non-Qualified V (0.75)                           412,068.123            14.00        5,768,954
              Non-Qualified VII                                424,904.175            14.74        6,263,088
              Non-Qualified VIII                                37,597.218            12.57          472,597
              Non-Qualified IX                                   2,045.757            13.24           27,086
              Non-Qualified X                                      679.847            13.46            9,151
              Non-Qualified XII                                    710.635             9.75            6,929
              Non-Qualified XX                                   1,756.209            12.04           21,145
                                                           ---------------                    --------------

                                                               978,976.297                    $   13,904,375
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     FRANKLIN SMALL CAP VALUE SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                   23,696.242   $        12.04   $      285,303
              Non-Qualified V (0.75)                            29,354.091            12.18          357,533
              Non-Qualified XII                                     30.484            12.17              371
              Non-Qualified XX                                   1,538.558            12.02           18,493
                                                           ---------------                    --------------

                                                                54,619.375                    $      661,700
                                                           ===============                    ==============

     ING GET FUND - SERIES D
     Contracts in accumulation period:
              Non-Qualified V                                1,191,822.656   $        10.16   $   12,108,918
              Non-Qualified V (0.75)                           705,055.402            10.43        7,353,728
              Non-Qualified VII                              2,552,873.224            10.07       25,707,433
              Non-Qualified VIII                             1,247,980.873            10.17       12,691,965
              Non-Qualified IX                                     304.794            10.03            3,057
              Non-Qualified X                                  115,290.208            10.16        1,171,349
              Non-Qualified XIII                             1,142,700.580            10.32       11,792,670
              Non-Qualified XIV                              1,230,039.106            10.16       12,497,197
              Non-Qualified XV                                 308,016.020            10.08        3,104,801
                                                           ---------------                    --------------

                                                             8,494,082.863                    $   86,431,118
                                                           ===============                    ==============

     ING GET FUND - SERIES E
     Contracts in accumulation period:
              Non-Qualified V                                1,302,479.845   $        10.46   $   13,623,939
              Non-Qualified V (0.75)                           171,187.936            10.70        1,831,711
              Non-Qualified VII                              2,539,560.874            10.27       26,081,290
              Non-Qualified VIII                               328,680.992            10.34        3,398,561
              Non-Qualified X                                   93,280.808            10.46          975,717
              Non-Qualified XIII                             6,982,124.987            10.48       73,172,670
              Non-Qualified XIV                              6,506,209.577            10.34       67,274,207
              Non-Qualified XV                               5,114,690.230            10.27       52,527,869
                                                           ---------------                    --------------

                                                            23,038,215.249                    $  238,885,964
                                                           ===============                    ==============

     ING GET FUND - SERIES G
     Contracts in accumulation period:
              Non-Qualified V                                  143,341.777   $        10.32   $    1,479,287
              Non-Qualified V (0.75)                            65,856.318            10.54          694,126
              Non-Qualified VII                              1,851,507.045            10.14       18,774,281
              Non-Qualified VIII                               169,262.869            10.21        1,728,174
              Non-Qualified X                                   11,537.009            10.32          119,062
              Non-Qualified XIII                             3,616,773.788            10.34       37,397,441
              Non-Qualified XIV                              5,118,191.255            10.21       52,256,733
              Non-Qualified XV                               2,547,568.598            10.14       25,832,346
                                                           ---------------                    --------------

                                                            13,524,038.659                    $  138,281,450
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES H
     Contracts in accumulation period:
              Non-Qualified V                                   83,485.913   $        10.47   $      874,098
              Non-Qualified V (0.75)                            49,204.664            10.69          525,998
              Non-Qualified VII                              1,139,157.441            10.30       11,733,322
              Non-Qualified VIII                                84,738.490            10.37          878,738
              Non-Qualified IX                                     392.651            10.37            4,072
              Non-Qualified X                                      989.540            10.48           10,370
              Non-Qualified XIII                             3,336,869.111            10.50       35,037,126
              Non-Qualified XIV                              3,543,295.103            10.37       36,743,970
              Non-Qualified XV                               1,864,240.686            10.30       19,201,679
                                                           ---------------                    --------------
                                                            10,102,373.599                    $  105,009,373
                                                           ===============                    ==============

     ING GET FUND - SERIES I
     Contracts in accumulation period:
              Non-Qualified VII                                270,913.854   $        10.22   $    2,768,740
              Non-Qualified VIII                                25,797.234            10.28          265,196
              Non-Qualified XIII                             2,297,815.865            10.40       23,897,285
              Non-Qualified XIV                              2,743,133.081            10.28       28,199,408
              Non-Qualified XV                               1,919,707.874            10.22       19,619,414
                                                           ---------------                    --------------
                                                             7,257,367.908                    $   74,750,043
                                                           ===============                    ==============

     ING GET FUND - SERIES J
     Contracts in accumulation period:
              Non-Qualified VII                                175,263.039   $        10.12   $    1,773,662
              Non-Qualified VIII                                35,713.918            10.18          363,568
              Non-Qualified XIII                             1,644,208.368            10.29       16,918,904
              Non-Qualified XIV                              2,499,278.203            10.18       25,442,652
              Non-Qualified XV                               1,540,603.053            10.12       15,590,903
                                                           ---------------                    --------------
                                                             5,895,066.581                    $   60,089,689
                                                           ===============                    ==============

     ING GET FUND - SERIES K
     Contracts in accumulation period:
              Non-Qualified VII                                 42,935.581   $        10.17   $      436,655
              Non-Qualified VIII                                 4,919.573            10.22           50,278
              Non-Qualified XIII                             1,276,923.882            10.33       13,190,624
              Non-Qualified XIV                              1,443,646.602            10.22       14,754,068
              Non-Qualified XV                                 799,117.035            10.17        8,127,020
              Non-Qualified XVI                              1,211,123.108            10.13       12,268,677
              Non-Qualified XVIII                              977,538.278             9.98        9,755,832
              Non-Qualified XIX                              1,188,600.236            10.03       11,921,660
                                                           ---------------                    --------------
                                                             6,944,804.295                    $   70,504,814
                                                           ===============                    ==============

     ING GET FUND - SERIES L
     Contracts in accumulation period:
              Non-Qualified VII                                 68,959.393   $        10.15   $      699,938
              Non-Qualified VIII                                28,655.567            10.19          292,000
              Non-Qualified XIII                             1,273,740.831            10.29       13,106,793

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES L (CONTINUED)
              Non-Qualified XIV                                763,172.953   $        10.19   $    7,776,732
              Non-Qualified XV                                 689,377.651            10.15        6,997,183
              Non-Qualified XVI                              1,625,490.687            10.13       16,466,221
              Non-Qualified XVIII                              868,744.893             9.99        8,678,761
              Non-Qualified XIX                              1,279,916.619            10.04       12,850,363
                                                           ---------------                    --------------
                                                             6,598,058.594                    $   66,867,991
                                                           ===============                    ==============

     ING GET FUND - SERIES M
     Contracts in accumulation period:
              Non-Qualified VII                                165,076.000   $        10.18   $    1,680,474
              Non-Qualified VIII                                 5,527.787            10.23           56,549
              Non-Qualified XIII                             1,332,926.881            10.32       13,755,805
              Non-Qualified XIV                              1,236,515.978            10.23       12,649,558
              Non-Qualified XV                                 628,561.341            10.18        6,398,754
              Non-Qualified XVI                              2,700,223.977            10.17       27,461,278
              Non-Qualified XVIII                            1,456,729.147            10.04       14,625,561
              Non-Qualified XIX                              1,794,678.714            10.08       18,090,361
                                                           ---------------                    --------------
                                                             9,320,239.825                    $   94,718,340
                                                           ===============                    ==============

     ING GET FUND - SERIES N
     Contracts in accumulation period:
              Non-Qualified VII                                275,981.742   $        10.28   $    2,837,092
              Non-Qualified VIII                                 2,234.810            10.32           23,063
              Non-Qualified XIII                             1,028,187.070            10.40       10,693,146
              Non-Qualified XIV                                764,525.476            10.32        7,889,903
              Non-Qualified XV                                 463,578.946            10.28        4,765,592
              Non-Qualified XVI                              2,500,577.587            10.27       25,680,932
              Non-Qualified XVIII                              853,489.077            10.15        8,662,914
              Non-Qualified XIX                              1,592,938.549            10.19       16,232,044
                                                           ---------------                    --------------
                                                             7,481,513.257                    $   76,784,686
                                                           ===============                    ==============

     ING GET FUND - SERIES P
     Contracts in accumulation period:
              Non-Qualified VII                                453,293.482   $        10.15   $    4,600,929
              Non-Qualified VIII                                44,937.362            10.18          457,462
              Non-Qualified XIII                               778,101.699            10.25        7,975,542
              Non-Qualified XIV                                502,748.456            10.18        5,117,979
              Non-Qualified XV                                 270,458.128            10.15        2,745,150
              Non-Qualified XVI                              1,448,074.801            10.13       14,668,998
              Non-Qualified XVIII                            1,082,254.675            10.03       10,855,014
              Non-Qualified XIX                              1,151,248.634            10.06       11,581,561
                                                           ---------------                    --------------
                                                             5,731,117.237                    $   58,002,635
                                                           ===============                    ==============

     ING GET FUND - SERIES Q
     Contracts in accumulation period:
              Non-Qualified VII                                192,371.099   $        10.37   $    1,994,888
              Non-Qualified VIII                                25,521.832            10.40          265,427

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES Q (CONTINUED)
              Non-Qualified XIII                               699,859.030   $        10.47   $    7,327,524
              Non-Qualified XIV                                459,984.607            10.40        4,783,840
              Non-Qualified XV                                 110,280.867            10.37        1,143,613
              Non-Qualified XVI                              1,244,549.008            10.36       12,893,528
              Non-Qualified XVIII                              476,583.901            10.26        4,889,751
              Non-Qualified XIX                              1,072,639.337            10.29       11,037,459
                                                           ---------------                    --------------
                                                             4,281,789.681                    $   44,336,030
                                                           ===============                    ==============

     ING GET FUND - SERIES R
     Contracts in accumulation period:
              Non-Qualified VII                                112,707.833   $        10.51   $    1,184,559
              Non-Qualified VIII                                28,384.847            10.54          299,176
              Non-Qualified XIII                               752,680.364            10.60        7,978,412
              Non-Qualified XIV                                327,154.947            10.54        3,448,213
              Non-Qualified XV                                  93,221.700            10.51          979,760
              Non-Qualified XVI                              1,018,118.184            10.50       10,690,241
              Non-Qualified XVIII                              342,018.662            10.42        3,563,834
              Non-Qualified XIX                                959,926.995            10.45       10,031,237
                                                           ---------------                    --------------
                                                             3,634,213.532                    $   38,175,432
                                                           ===============                    ==============

     ING GET FUND - SERIES S
     Contracts in accumulation period:
              Non-Qualified V                                   25,131.488   $        10.49   $      263,629
              Non-Qualified V (0.75)                           211,465.668            10.57        2,235,192
              Non-Qualified VII                                356,745.765            10.43        3,720,858
              Non-Qualified VIII                                76,140.478            10.45          795,668
              Non-Qualified XIII                               537,136.736            10.50        5,639,936
              Non-Qualified XIV                                370,677.364            10.45        3,873,578
              Non-Qualified XV                                 156,444.651            10.43        1,631,718
              Non-Qualified XVI                                853,807.382            10.42        8,896,673
              Non-Qualified XVIII                              469,057.191            10.35        4,854,742
              Non-Qualified XIX                              1,179,202.002            10.37       12,228,325
                                                           ---------------                    --------------
                                                             4,235,808.725                    $   44,140,319
                                                           ===============                    ==============

     ING GET FUND - SERIES T
     Contracts in accumulation period:
              Non-Qualified VII                                257,825.462   $        10.47   $    2,699,433
              Non-Qualified VIII                                33,778.815            10.49          354,340
              Non-Qualified XIII                               402,537.356            10.53        4,238,718
              Non-Qualified XIV                                221,461.597            10.49        2,323,132
              Non-Qualified XV                                 100,445.927            10.47        1,051,669
              Non-Qualified XVI                                869,755.132            10.46        9,097,639
              Non-Qualified XVIII                              240,326.759            10.40        2,499,398
              Non-Qualified XIX                                936,198.649            10.42        9,755,190
                                                           ---------------                    --------------
                                                             3,062,329.697                    $   32,019,519
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET FUND - SERIES U
     Contracts in accumulation period:
              Non-Qualified VII                                123,391.551   $        10.55   $    1,301,781
              Non-Qualified VIII                                19,674.996            10.57          207,965
              Non-Qualified XIII                               429,401.676            10.60        4,551,658
              Non-Qualified XIV                                207,184.651            10.57        2,189,942
              Non-Qualified XV                                  72,475.849            10.55          764,620
              Non-Qualified XVI                                967,556.965            10.54       10,198,050
              Non-Qualified XVIII                              197,343.657            10.49        2,070,135
              Non-Qualified XIX                                836,688.761            10.51        8,793,599
                                                           ---------------                    --------------
                                                             2,853,718.106                    $   30,077,750
                                                           ===============                    ==============

     ING GET FUND - SERIES V
     Contracts in accumulation period:
              Non-Qualified VII                                151,272.695   $         9.73   $    1,471,883
              Non-Qualified VIII                               115,324.383             9.74        1,123,259
              Non-Qualified XIII                               678,791.075             9.77        6,631,789
              Non-Qualified XIV                                594,981.015             9.74        5,795,115
              Non-Qualified XV                                 130,419.277             9.73        1,268,980
              Non-Qualified XVI                              3,233,729.672             9.73       31,464,190
              Non-Qualified XVIII                              461,661.790             9.69        4,473,503
              Non-Qualified XIX                              2,314,264.417             9.70       22,448,365
                                                           ---------------                    --------------
                                                             7,680,444.324                    $   74,677,084
                                                           ===============                    ==============

     ING VP BALANCED
     Currently payable annuity contracts:                                                     $   44,409,020
     Contracts in accumulation period:
              Non-Qualified V                                1,352,428.111   $        23.77       32,147,216
              Non-Qualified V (0.75)                           936,580.844            24.72       23,152,278
              Non-Qualified VI                                  42,114.968            20.05          844,405
              Non-Qualified VII                              1,386,102.872            23.12       32,046,698
              Non-Qualified VIII                               356,121.660            16.48        5,868,885
              Non-Qualified IX                                   9,943.030            23.37          232,369
              Non-Qualified X                                  210,962.600            24.16        5,096,856
              Non-Qualified XI                                   3,257.312            20.38           66,384
              Non-Qualified XII                                  6,770.008            11.71           79,277

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP BALANCED (CONTINUED)
              Non-Qualified XIII                             1,029,177.965   $        11.37   $   11,701,753
              Non-Qualified XIV                                742,505.916            11.18        8,301,216
              Non-Qualified XV                                 361,022.129            11.09        4,003,735
              Non-Qualified XVI                                302,566.837             9.32        2,819,923
              Non-Qualified XVIII                               80,703.797             9.18          740,861
              Non-Qualified XIX                                141,762.923             9.22        1,307,054
              Non-Qualified XX                                      12.101            11.54              140
                                                           ---------------                    --------------
                                                             6,962,033.073                    $  172,818,070
                                                           ===============                    ==============

     ING VP BOND
     Currently payable annuity contracts:                                                     $   13,967,373
     Contracts in accumulation period:
              Non-Qualified V                                  688,344.612   $        18.27       12,576,056
              Non-Qualified V (0.75)                         1,093,869.037            19.00       20,783,512
              Non-Qualified VI                                  31,456.048            16.75          526,889
              Non-Qualified VII                              1,906,360.217            17.78       33,895,085
              Non-Qualified VIII                               490,686.776            15.24        7,478,066
              Non-Qualified IX                                   9,060.611            17.96          162,729
              Non-Qualified X                                  248,725.095            18.45        4,588,978
              Non-Qualified XI                                   1,200.358            16.91           20,298
              Non-Qualified XII                                  2,255.099            13.60           30,669
              Non-Qualified XIII                             1,257,971.098            13.41       16,869,392
              Non-Qualified XIV                              1,229,858.896            13.19       16,221,839
              Non-Qualified XV                                 495,078.984            13.08        6,475,633
              Non-Qualified XVI                                457,788.969            12.55        5,745,252
              Non-Qualified XVIII                               66,982.228            12.36          827,900
              Non-Qualified XIX                                258,563.538            12.43        3,213,945
              Non-Qualified XX                                   4,655.544            10.94           50,932
                                                           ---------------                    --------------
                                                             8,242,857.110                    $  143,434,548
                                                           ===============                    ==============

     ING VP EMERGING MARKETS
     Contracts in accumulation period:
              Non-Qualified VII                                 88,114.636   $         9.18   $      808,892
                                                           ---------------                    --------------
                                                                88,114.636                    $      808,892
                                                           ===============                    ==============

     ING VP MONEY MARKET
     Currently payable annuity contracts:                                                     $    8,580,947
     Contracts in accumulation period:
              Non-Qualified V                                  760,049.144   $        13.91       10,572,284
              Non-Qualified V (0.75)                         1,310,806.851            14.46       18,954,267
              Non-Qualified VI                                  18,538.552            13.62          252,495
              Non-Qualified VII                              4,086,227.427            13.68       55,899,591
              Non-Qualified VIII                               729,176.709            12.46        9,085,542
              Non-Qualified IX                                   3,355.702            13.67           45,872
              Non-Qualified X                                  236,795.210            13.91        3,293,821
              Non-Qualified XII                                 12,391.581            11.71          145,105
              Non-Qualified XIII                             1,967,774.812            11.58       22,786,832

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MONEY MARKET (CONTINUED)
              Non-Qualified XIV                              1,880,006.571   $        11.39   $   21,413,275
              Non-Qualified XV                                 809,314.494            11.30        9,145,254
              Non-Qualified XVI                                545,754.487            10.35        5,648,559
              Non-Qualified XVIII                              226,001.959            10.19        2,302,960
              Non-Qualified XIX                                559,971.050            10.24        5,734,104
              Non-Qualified XX                                   3,292.232            10.02           32,988
                                                           ---------------                    --------------
                                                            13,149,456.781                    $  173,893,896
                                                           ===============                    ==============

     ING VP NATURAL RESOURCES
     Contracts in accumulation period:
              Non-Qualified V                                   36,294.840   $        15.03   $      545,511
              Non-Qualified V (0.75)                            14,532.110            15.64          227,282
              Non-Qualified VII                                 63,991.751            14.78          945,798
              Non-Qualified IX                                      31.624            14.78              467
              Non-Qualified X                                      882.223            15.03           13,260
                                                           ---------------                    --------------
                                                               115,732.548                    $    1,732,318
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION BALANCED
     Currently payable annuity contracts:                                                     $    2,256,383
     Contracts in accumulation period:
              Non-Qualified V                                   77,501.476   $        15.78        1,222,973
              Non-Qualified V (0.75)                           103,788.383            16.41        1,703,167
              Non-Qualified VII                                629,631.802            15.56        9,797,071
              Non-Qualified VIII                               126,684.196            14.19        1,797,649
              Non-Qualified X                                    9,896.338            16.14          159,727
                                                           ---------------                    --------------
                                                               947,502.195                    $   16,936,970
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION GROWTH
     Currently payable annuity contracts:                                                     $    1,919,215
     Contracts in accumulation period:
              Non-Qualified V                                   75,583.424   $        16.05        1,213,114
              Non-Qualified V (0.75)                           160,275.739            16.69        2,675,002
              Non-Qualified VII                                464,321.589            15.83        7,350,211
              Non-Qualified VIII                                92,632.835            14.18        1,313,534
              Non-Qualified IX                                   2,270.185            15.78           35,824
              Non-Qualified X                                   18,355.634            16.42          301,400
                                                           ---------------                    --------------
                                                               813,439.406                    $   14,808,300
                                                           ===============                    ==============

     ING VP STRATEGIC ALLOCATION INCOME
     Currently payable annuity contracts:                                                     $    3,585,605
     Contracts in accumulation period:
              Non-Qualified V                                   52,208.536   $        15.74          821,762
              Non-Qualified V (0.75)                            39,732.555            16.37          650,422
              Non-Qualified VII                                674,271.513            15.53       10,471,437
              Non-Qualified VIII                               244,359.775            14.58        3,562,766
              Non-Qualified X                                   20,519.617            16.10          330,366
                                                           ---------------                    --------------
                                                             1,031,091.996                    $   19,422,358
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                    9,006.365   $        11.29   $      101,682
              Non-Qualified V (0.75)                            25,035.393            11.33          283,651
              Non-Qualified X                                    1,353.816            11.29           15,285
                                                           ---------------                    --------------
                                                                35,395.574                    $      400,618
                                                           ===============                    ==============

     ING T. ROWE PRICE EQUITY INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   16,436.682   $        12.17   $      200,034
              Non-Qualified V (0.75)                            41,258.947            12.22          504,184
                                                           ---------------                    --------------
                                                                57,695.629                    $      704,218
                                                           ===============                    ==============

     ING ALGER AGGRESSIVE GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   17,475.875   $        10.44   $      182,448
              Non-Qualified V (0.75)                            72,920.930            10.53          767,857
              Non-Qualified IX                                   1,574.155            10.20           16,056
              Non-Qualified XX                                   3,883.418            13.05           50,679
                                                           ---------------                    --------------
                                                                95,854.378                    $    1,017,040
                                                           ===============                    ==============

     ING ALGER GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                    4,186.467   $         9.60   $       40,190
              Non-Qualified V (0.75)                            33,600.821             9.68          325,256
              Non-Qualified XII                                  1,503.306             9.67           14,537
                                                           ---------------                    --------------
                                                                39,290.594                    $      379,983
                                                           ===============                    ==============

     ING AMERICAN CENTURY SMALL CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    9,101.931   $        10.81   $       98,392
              Non-Qualified V (0.75)                            27,225.869            10.91          297,034
              Non-Qualified XX                                  13,234.319            12.48          165,164
                                                           ---------------                    --------------
                                                                49,562.119                    $      560,590
                                                           ===============                    ==============

     ING BARON SMALL CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                   36,427.287   $        11.45   $      417,092
              Non-Qualified V (0.75)                            72,761.356            11.54          839,666
              Non-Qualified IX                                     905.328            11.40           10,321
              Non-Qualified XII                                    119.128            11.53            1,374
              Non-Qualified XX                                   8,762.007            12.79          112,066
                                                           ---------------                    --------------
                                                               118,975.106                    $    1,380,519
                                                           ===============                    ==============

     ING DSI ENHANCED INDEX
     Contracts in accumulation period:
              Non-Qualified V (0.75)                               620.941   $        10.20   $        6,334
                                                           ---------------                    --------------
                                                                   620.941                    $        6,334
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GOLDMAN SACHS(R) CAPITAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      453.907   $         9.82   $        4,457
              Non-Qualified V (0.75)                             1,069.764             9.90           10,591
              Non-Qualified XII                                    652.218             9.90            6,457
              Non-Qualified XX                                     309.340            11.70            3,619
                                                           ---------------                    --------------
                                                                 2,485.229                    $       25,124
                                                           ===============                    ==============

     ING JPMORGAN FLEMING INTERNATIONAL
     Currently payable annuity contracts:                                                     $    1,859,222
     Contracts in accumulation period:
              Non-Qualified V                                  202,505.868   $        19.52        3,952,915
              Non-Qualified V (0.75)                           203,359.740            20.30        4,128,203
              Non-Qualified VII                                179,917.080            10.71        1,926,912
              Non-Qualified VIII                                67,795.532            10.81          732,870
              Non-Qualified IX                                   4,784.195            19.20           91,857
              Non-Qualified X                                    1,614.313            19.52           31,511
              Non-Qualified XIII                             1,004,100.896             8.70        8,735,678
              Non-Qualified XIV                                704,367.088             8.56        6,029,382
              Non-Qualified XV                                 435,173.558             8.49        3,694,624
              Non-Qualified XVI                                271,528.296             7.25        1,968,580
              Non-Qualified XVIII                               12,779.618             7.14           91,246
              Non-Qualified XIX                                107,187.260             7.18          769,605
              Non-Qualified XX                                     575.121            11.27            6,482
                                                           ---------------                    --------------
                                                             3,195,688.565                    $   34,019,087
                                                           ===============                    ==============

     ING JPMORGAN MID CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   14,775.018   $        11.78   $      174,050
              Non-Qualified V (0.75)                            25,669.849            11.87          304,701
              Non-Qualified IX                                     178.391            11.73            2,093
              Non-Qualified XX                                  14,795.489            13.32          197,076
                                                           ---------------                    --------------
                                                                55,418.747                    $      677,920
                                                           ===============                    ==============

     ING MFS CAPITAL OPPORTUNITIES
     Currently payable annuity contracts:                                                     $    2,824,242
     Contracts in accumulation period:
              Non-Qualified V                                  204,827.906   $        23.69        4,852,373
              Non-Qualified V (0.75)                           149,650.547            24.64        3,687,389
              Non-Qualified VII                                726,561.670            11.16        8,108,428
              Non-Qualified VIII                               203,718.026            11.27        2,295,902
              Non-Qualified IX                                   6,266.190            23.30          146,002
              Non-Qualified X                                    5,194.762            23.69          123,064
              Non-Qualified XIII                               666,673.292             9.18        6,120,061
              Non-Qualified XIV                                726,480.513             9.02        6,552,854
              Non-Qualified XV                                 183,336.932             8.95        1,640,866
              Non-Qualified XVI                                245,421.179             5.67        1,391,538
              Non-Qualified XVIII                              108,387.749             5.58          604,804

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
              Non-Qualified XIX                                166,817.132   $         5.61   $      935,844
              Non-Qualified XX                                     287.287            11.86            3,407
                                                           ---------------                    --------------
                                                             3,393,623.185                    $   39,286,774
                                                           ===============                    ==============

     ING MFS GLOBAL GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                      391.860   $        10.83   $        4,244
              Non-Qualified V (0.75)                                52.220            10.92              570
                                                           ---------------                    --------------
                                                                   444.080                    $        4,814
                                                           ===============                    ==============

     ING MFS RESEARCH EQUITY
     Contracts in accumulation period:
              Non-Qualified V                                  279,653.158   $        12.79   $    3,576,764
              Non-Qualified V (0.75)                           200,227.745            13.31        2,665,031
              Non-Qualified VI                                  17,066.294            10.84          184,999
              Non-Qualified VII                              1,734,131.530            12.57       21,798,033
              Non-Qualified VIII                               310,163.298             8.70        2,698,421
              Non-Qualified IX                                   9,364.239            12.58          117,802
              Non-Qualified X                                  108,921.983            12.79        1,393,112
              Non-Qualified XI                                   3,920.490            10.84           42,498
              Non-Qualified XIII                               331,059.363             8.48        2,807,383
              Non-Qualified XIV                                549,257.206             8.34        4,580,805
              Non-Qualified XV                                 159,052.559             8.27        1,315,365
              Non-Qualified XVI                                130,099.169             6.20          806,615
              Non-Qualified XVIII                               35,349.264             6.11          215,984
              Non-Qualified XIX                                120,064.588             6.14          737,197
                                                           ---------------                    --------------
                                                             3,988,330.886                    $   42,940,009
                                                           ===============                    ==============

     ING OPCAP BALANCED VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   46,766.192   $        10.73   $      501,801
              Non-Qualified V (0.75)                            60,054.633            10.83          650,392
              Non-Qualified IX                                   6,658.417            10.24           68,182
              Non-Qualified XX                                   2,348.085            12.69           29,797
                                                           ---------------                    --------------
                                                               115,827.327                    $    1,250,172
                                                           ===============                    ==============

     ING PIMCO TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified V                                   56,188.212   $        11.01   $      618,632
              Non-Qualified V (0.75)                           138,571.252            11.10        1,538,141
              Non-Qualified IX                                  21,337.010            10.97          234,067
              Non-Qualified XX                                  20,489.489            10.82          221,696
                                                           ---------------                    --------------
                                                               236,585.963                    $    2,612,536
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING SALOMON BROTHERS AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,542,682
     Contracts in accumulation period:
              Non-Qualified V                                  365,959.549   $        13.15        4,812,368
              Non-Qualified V (0.75)                           352,628.701            13.68        4,823,961
              Non-Qualified VII                              2,405,160.054            12.59       30,280,965
              Non-Qualified VIII                               359,507.736             8.61        3,095,362
              Non-Qualified IX                                  12,215.824            12.93          157,951
              Non-Qualified X                                   15,712.442            13.15          206,619
              Non-Qualified XII                                 11,871.798             7.48           88,801
              Non-Qualified XIII                               664,935.609             7.10        4,721,043
              Non-Qualified XIV                                747,149.415             6.99        5,222,574
              Non-Qualified XV                                 248,250.930             6.93        1,720,379
              Non-Qualified XVI                                137,013.360             4.87          667,255
              Non-Qualified XVIII                               97,562.000             4.80          468,298
              Non-Qualified XIX                                157,742.751             4.82          760,320
              Non-Qualified XX                                   5,591.317            12.55           70,171
                                                           ---------------                    --------------
                                                             5,581,301.486                    $   58,638,749
                                                           ===============                    ==============

     ING SALOMON BROTHERS FUNDAMENTAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   34,134.378   $        10.64   $      363,190
              Non-Qualified V (0.75)                            75,628.638            10.73          811,495
              Non-Qualified IX                                   2,432.683            10.34           25,154
              Non-Qualified XX                                   1,190.780            12.80           15,242
                                                           ---------------                    --------------
                                                               113,386.479                    $    1,215,081
                                                           ===============                    ==============

     ING SALOMON BROTHERS INVESTORS VALUE
     Contracts in accumulation period:
              Non-Qualified V                                    6,280.755   $        10.14   $       63,687
              Non-Qualified V (0.75)                            10,865.837            10.23          111,158
              Non-Qualified XX                                     327.739            12.14            3,979
                                                           ---------------                    --------------
                                                                17,474.331                    $      178,824
                                                           ===============                    ==============

     ING T. ROWE PRICE GROWTH EQUITY
     Currently payable annuity contracts:                                                     $    5,380,880
     Contracts in accumulation period:
              Non-Qualified V                                  218,595.713   $        18.80        4,109,599
              Non-Qualified V (0.75)                           399,671.846            19.55        7,813,585
              Non-Qualified VII                              2,230,071.074            23.71       52,874,985
              Non-Qualified VIII                               244,873.219            17.27        4,228,960
              Non-Qualified IX                                   9,105.886            18.48          168,277
              Non-Qualified X                                    9,380.397            18.80          176,351
              Non-Qualified XII                                  8,178.297            11.57           94,623
              Non-Qualified XX                                   3,154.450            12.68           39,998
                                                           ---------------                    --------------
                                                             3,123,030.882                    $   74,887,258
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING UBS TACTICAL ASSET ALLOCATION
     Contracts in accumulation period:
              Non-Qualified V                                    2,833.420   $        10.05   $       28,476
              Non-Qualified V (0.75)                             2,395.878            10.14           24,294
              Non-Qualified IX                                      34.677             9.51              330
                                                           ---------------                    --------------
                                                                 5,263.975                    $       53,100
                                                           ===============                    ==============

     ING VAN KAMPEN COMSTOCK
     Contracts in accumulation period:
              Non-Qualified V                                   22,950.006   $        10.64   $      244,188
              Non-Qualified V (0.75)                            50,265.640            10.73          539,350
              Non-Qualified XII                                  2,359.724            10.72           25,296
              Non-Qualified XX                                   7,312.631            12.38           90,530
                                                           ---------------                    --------------
                                                                82,888.001                    $      899,364
                                                           ===============                    ==============

     ING VP GROWTH AND INCOME
     Currently payable annuity contracts:                                                     $  103,374,271
     Contracts in accumulation period:
              Non-Qualified 1964                                   958.692   $       202.58          194,212
              Non-Qualified V                                3,649,455.998            18.87       68,865,235
              Non-Qualified V (0.75)                         6,316,074.533            19.63      123,984,543
              Non-Qualified VI                               1,073,218.808            17.73       19,028,169
              Non-Qualified VII                              3,762,254.053            18.67       70,241,283
              Non-Qualified VIII                               779,501.415            12.58        9,806,128
              Non-Qualified IX                                  52,582.729            18.56          975,935
              Non-Qualified X                                1,674,699.215            19.19       32,137,478
              Non-Qualified XI                                  30,269.910            18.02          545,464
              Non-Qualified XII                                 41,038.876             7.91          324,618
              Non-Qualified XIII                             1,213,385.179             7.60        9,221,727
              Non-Qualified XIV                              1,277,114.094             7.48        9,552,813
              Non-Qualified XV                                 456,278.036             7.42        3,385,583
              Non-Qualified XVI                                206,943.582             6.63        1,372,036
              Non-Qualified XVIII                               80,266.715             6.53          524,142
              Non-Qualified XIX                                158,741.441             6.56        1,041,344
              Non-Qualified XX                                  69,059.705            11.38          785,899
                                                           ---------------                    --------------
                                                            20,841,842.981                    $  455,360,880
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 1
     Contracts in accumulation period:
              Non-Qualified VII                                 83,172.199   $        10.25   $      852,515
              Non-Qualified VIII                                25,410.783            10.26          260,715
              Non-Qualified XIII                               599,838.539            10.28        6,166,340
              Non-Qualified XIV                                239,199.940            10.26        2,454,191
              Non-Qualified XV                                  44,141.457            10.25          452,450
              Non-Qualified XVI                                717,621.579            10.25        7,355,621
              Non-Qualified XVIII                              114,549.208            10.22        1,170,693
              Non-Qualified XIX                                707,034.036            10.23        7,232,958
                                                           ---------------                    --------------
                                                             2,530,967.741                    $   25,945,483
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING GET U.S. CORE PORTFOLIO - SERIES 2
     Contracts in accumulation period:
              Non-Qualified VII                                176,490.792   $        10.03   $    1,770,203
              Non-Qualified VIII                                41,214.458            10.04          413,793
              Non-Qualified XIII                               543,152.110            10.05        5,458,679
              Non-Qualified XIV                                503,449.556            10.04        5,054,634
              Non-Qualified XV                                 131,404.665            10.03        1,317,989
              Non-Qualified XVI                                591,955.402            10.03        5,937,313
              Non-Qualified XVIII                               79,901.689            10.02          800,615
              Non-Qualified XIX                                374,060.723            10.02        3,748,088
                                                           ---------------                    --------------
                                                             2,441,629.395                    $   24,501,314
                                                           ===============                    ==============

     ING GET U.S. CORE PORTFOLIO - SERIES 3
     Contracts in accumulation period:
              Non-Qualified VII                                  7,545.792   $        10.00   $       75,458
              Non-Qualified VIII                                33,801.534            10.00          338,015
              Non-Qualified XIII                                23,388.083            10.00          233,881
              Non-Qualified XIV                                 15,192.180            10.00          151,922
              Non-Qualified XV                                   3,929.819            10.00           39,298
              Non-Qualified XVI                                    266.078            10.00            2,661
              Non-Qualified XIX                                112,372.820            10.00        1,123,728
                                                           ---------------                    --------------
                                                               196,496.306                    $    1,964,963
                                                           ===============                    ==============

     ING VP GROWTH
     Currently payable annuity contracts:                                                     $    2,902,336
     Contracts in accumulation period:
              Non-Qualified V                                   62,048.578   $        13.51          838,276
              Non-Qualified V (0.75)                           460,682.519            13.97        6,435,735
              Non-Qualified VII                                498,520.345            13.36        6,660,232
              Non-Qualified VIII                               216,334.235            13.50        2,920,512
              Non-Qualified IX                                   1,934.849            13.28           25,695
              Non-Qualified XII                                  2,781.035             8.70           24,195
              Non-Qualified XIII                               667,167.608             8.03        5,357,356
              Non-Qualified XIV                                596,440.738             7.90        4,711,882
              Non-Qualified XV                                 117,745.581             7.83          921,948
              Non-Qualified XVI                                135,250.338             5.19          701,949
              Non-Qualified XVIII                               13,017.218             5.11           66,518
              Non-Qualified XIX                                101,519.268             5.14          521,809
              Non-Qualified XX                                     227.824            11.88            2,707
                                                           ---------------                    --------------
                                                             2,873,670.136                    $   32,091,150
                                                           ===============                    ==============

     ING VP INDEX PLUS LARGECAP
     Currently payable annuity contracts:                                                     $   44,975,833
     Contracts in accumulation period:
              Non-Qualified V                                  308,017.673   $        16.98        5,230,140
              Non-Qualified V (0.75)                         1,059,395.680            17.61       18,655,958
              Non-Qualified VII                              1,709,966.350            16.78       28,693,235
              Non-Qualified VIII                               596,165.596            16.68        9,944,042

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP INDEX PLUS LARGECAP (CONTINUED)
              Non-Qualified IX                                  19,667.975   $        16.70   $      328,455
              Non-Qualified XII                                 18,597.894            10.26          190,814
              Non-Qualified XIII                             3,215,532.492             9.84       31,640,840
              Non-Qualified XIV                              2,732,298.797             9.68       26,448,652
              Non-Qualified XV                               1,074,895.107             9.60       10,318,993
              Non-Qualified XVI                                713,780.628             7.37        5,260,563
              Non-Qualified XVIII                              202,024.550             7.26        1,466,698
              Non-Qualified XIX                                512,898.694             7.29        3,739,031
              Non-Qualified XX                                   2,725.332            11.86           32,322
                                                           ---------------                    --------------

                                                            12,165,966.768                    $  186,925,576
                                                           ===============                    ==============

     ING VP INDEX PLUS MIDCAP
     Contracts in accumulation period:
              Non-Qualified V                                  165,078.384   $        16.32   $    2,694,079
              Non-Qualified V (0.75)                           685,255.769            16.79       11,505,444
              Non-Qualified IX                                  14,642.571            16.09          235,599
              Non-Qualified XII                                 29,309.963            17.49          512,631
              Non-Qualified XX                                   6,664.589            12.63           84,174
                                                           ---------------                    --------------

                                                               900,951.276                    $   15,031,927
                                                           ===============                    ==============

     ING VP INDEX PLUS SMALLCAP
     Contracts in accumulation period:
              Non-Qualified V                                   97,815.769   $        12.19   $    1,192,374
              Non-Qualified V (0.75)                           424,685.464            12.54        5,325,556
              Non-Qualified IX                                   6,963.848            12.02           83,705
              Non-Qualified XII                                  6,950.061            13.49           93,756
              Non-Qualified XX                                   1,290.101            12.66           16,333
                                                           ---------------                    --------------

                                                               537,705.243                    $    6,711,724
                                                           ===============                    ==============

     ING VP INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                                     $    1,513,497
     Contracts in accumulation period:
              Non-Qualified V                                    5,719.858   $         8.15           46,617
              Non-Qualified V (0.75)                            31,701.491             8.39          265,976
              Non-Qualified VII                                123,930.902             8.08        1,001,362
              Non-Qualified VIII                                35,338.353             8.15          288,008
              Non-Qualified XIII                               314,549.289             7.75        2,437,757
              Non-Qualified XIV                                206,797.224             7.62        1,575,795
              Non-Qualified XIX                                 53,643.047             6.10          327,223
              Non-Qualified XV                                  75,410.326             7.56          570,102
              Non-Qualified XVI                                137,643.636             6.17          849,261
              Non-Qualified XVIII                                7,969.772             6.07           48,377
                                                           ---------------                    --------------

                                                               992,703.898                    $    8,923,975
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP SMALL COMPANY
     Currently payable annuity contracts:                                                     $    6,987,093
     Contracts in accumulation period:
              Non-Qualified V                                   52,308.081   $        19.63        1,026,808
              Non-Qualified V (0.75)                           367,449.359            20.30        7,459,222
              Non-Qualified VII                              1,058,759.124            19.42       20,561,102
              Non-Qualified VIII                               294,167.953            19.62        5,771,575
              Non-Qualified IX                                   4,087.255            19.30           78,884
              Non-Qualified XII                                 37,662.254            14.01          527,648
              Non-Qualified XIII                             1,313,138.154            13.67       17,950,599
              Non-Qualified XIV                                709,514.017            13.45        9,542,964
              Non-Qualified XV                                 271,333.630            13.34        3,619,591
              Non-Qualified XVI                                436,486.301             9.70        4,233,917
              Non-Qualified XVIII                               42,545.757             9.56          406,737
              Non-Qualified XIX                                237,295.349             9.60        2,278,035
              Non-Qualified XX                                   1,096.065            12.44           13,635
                                                           ---------------                    --------------
                                                             4,825,843.299                    $   80,457,810
                                                           ===============                    ==============

     ING VP TECHNOLOGY
     Contracts in accumulation period:
              Non-Qualified V                                  325,256.029   $         3.70   $    1,203,447
              Non-Qualified V (0.75)                           663,725.099             3.76        2,495,606
              Non-Qualified VII                                822,309.855             3.67        3,017,877
              Non-Qualified VIII                               113,309.435             3.69          418,112
              Non-Qualified IX                                  27,033.768             3.66           98,944
              Non-Qualified X                                   10,422.214             3.73           38,875
              Non-Qualified XII                                  5,113.686             3.76           19,227
              Non-Qualified XIII                               729,377.767             3.74        2,727,873
              Non-Qualified XIV                                508,346.259             3.69        1,875,798
              Non-Qualified XV                                  98,525.019             3.67          361,587
              Non-Qualified XVI                                174,871.694             3.83          669,759
              Non-Qualified XVIII                               22,774.838             3.78           86,089
              Non-Qualified XIX                                 93,594.408             3.80          355,659
              Non-Qualified XX                                     222.570            12.23            2,722
                                                           ---------------                    --------------
                                                             3,594,882.641                    $   13,371,575
                                                           ===============                    ==============

     ING VP VALUE OPPORTUNITY
     Contracts in accumulation period:
              Non-Qualified V                                   48,690.868   $        16.54   $      805,347
              Non-Qualified V (0.75)                           267,707.630            17.11        4,580,478
              Non-Qualified VII                                654,655.653            16.37       10,716,713
              Non-Qualified VIII                               137,774.100            16.53        2,277,406
              Non-Qualified IX                                   2,047.446            16.27           33,312
              Non-Qualified XII                                 19,231.949            11.57          222,514
              Non-Qualified XX                                     854.692            11.21            9,581
                                                           ---------------                    --------------

                                                             1,130,962.338                    $   18,645,351
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP GROWTH OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                    1,129.847   $         7.91   $        8,937
              Non-Qualified V (0.75)                             3,456.376             8.00           27,651
              Non-Qualified XX                                   1,082.117            11.74           12,704
                                                           ---------------                    --------------
                                                                 5,668.340                    $       49,292
                                                           ===============                    ==============

     ING VP GROWTH OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                75,151.115   $         7.12   $      535,076
              Non-Qualified XIV                                 14,797.160             7.06          104,468
              Non-Qualified XV                                  11,289.048             7.03           79,362
              Non-Qualified XVI                                  8,054.439             7.02           56,542
              Non-Qualified XVIII                                9,355.081             6.94           64,924
              Non-Qualified XIX                                  1,774.875             6.96           12,353
                                                           ---------------                    --------------
                                                               120,421.718                    $      852,725
                                                           ===============                    ==============

     ING VP INTERNATIONAL VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   21,661.622   $        10.23   $      221,598
              Non-Qualified V (0.75)                            79,035.872            10.36          818,812
              Non-Qualified IX                                   5,676.061            10.17           57,726
              Non-Qualified XII                                    589.756            10.35            6,104
              Non-Qualified XX                                   8,318.672            11.37           94,583
                                                           ---------------                    --------------
                                                               115,281.983                    $    1,198,823
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                      560.883   $         8.83   $        4,953
              Non-Qualified V (0.75)                             4,209.036             8.91           37,503
                                                           ---------------                    --------------
                                                                 4,769.919                    $       42,456
                                                           ===============                    ==============

     ING VP MAGNACAP - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                                54,558.357   $         9.22   $      503,028
              Non-Qualified XIV                                 27,368.269             9.14          250,146
              Non-Qualified XV                                   5,556.793             9.10           50,567
              Non-Qualified XVI                                  6,959.287             9.09           63,260
              Non-Qualified XVIII                                3,275.054             8.98           29,410
              Non-Qualified XIX                                  3,527.195             9.02           31,815
                                                           ---------------                    --------------
                                                               101,244.955                    $      928,226
                                                           ===============                    ==============

     ING VP MIDCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,644.819   $         9.33   $      117,976
              Non-Qualified V (0.75)                            79,747.335             9.45          753,612
              Non-Qualified XII                                  3,579.990             9.44           33,795
                                                           ---------------                    --------------
                                                                95,972.144                    $      905,383
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     ING VP MIDCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               219,159.730   $         8.41   $    1,843,133
              Non-Qualified XIV                                263,133.574             8.34        2,194,534
              Non-Qualified XV                                  81,802.903             8.31          679,782
              Non-Qualified XVI                                126,701.711             8.30        1,051,624
              Non-Qualified XVIII                               13,424.602             8.20          110,082
              Non-Qualified XIX                                114,054.525             8.23          938,669
                                                           ---------------                    --------------
                                                               818,277.045                    $    6,817,824
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS R
     Contracts in accumulation period:
              Non-Qualified V                                   12,597.583   $         6.82   $       85,916
              Non-Qualified V (0.75)                           188,392.721             6.90        1,299,910
              Non-Qualified IX                                     519.879             6.78            3,525
              Non-Qualified XX                                     234.023            11.71            2,740
                                                           ---------------                    --------------
                                                               201,744.206                    $    1,392,091
                                                           ===============                    ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
              Non-Qualified XIII                               175,467.356   $         6.49   $    1,138,783
              Non-Qualified XIV                                233,330.030             6.44        1,502,645
              Non-Qualified XV                                  98,422.443             6.41          630,888
              Non-Qualified XVI                                101,399.711             6.40          648,958
              Non-Qualified XVIII                               13,008.359             6.32           82,213
              Non-Qualified XIX                                 82,631.262             6.35          524,709
                                                           ---------------                    --------------
                                                               704,259.161                    $    4,528,196
                                                           ===============                    ==============

     JANUS ASPEN BALANCED
     Contracts in accumulation period:
              Non-Qualified V                                  452,635.131   $        23.53   $   10,650,505
              Non-Qualified V (0.75)                           513,517.793            24.47       12,565,780
              Non-Qualified VII                              1,991,912.682            25.95       51,690,134
              Non-Qualified VIII                               588,054.574            20.79       12,225,655
              Non-Qualified IX                                   5,148.167            23.14          119,129
              Non-Qualified X                                   12,261.418            23.53          288,511
              Non-Qualified XII                                  9,373.025            13.94          130,660
              Non-Qualified XIII                             2,765,469.466            13.15       36,365,923
              Non-Qualified XIV                              3,012,811.130            12.93       38,955,648
              Non-Qualified XV                               1,027,563.387            12.83       13,183,638
              Non-Qualified XVI                                551,462.715             9.48        5,227,867
              Non-Qualified XVIII                              138,078.587             9.34        1,289,654
              Non-Qualified XIX                                373,097.087             9.39        3,503,382
              Non-Qualified XX                                  29,882.005            11.18          334,081
                                                           ---------------                    --------------

                                                            11,471,267.167                    $  186,530,567
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN FLEXIBLE INCOME
     Contracts in accumulation period:
              Non-Qualified V                                  119,900.090   $        19.92   $    2,388,410
              Non-Qualified V (0.75)                           185,976.979            20.72        3,853,443
              Non-Qualified VII                                657,674.720            19.63       12,910,155
              Non-Qualified VIII                               167,980.141            16.53        2,776,712
              Non-Qualified IX                                   3,409.363            19.59           66,789
              Non-Qualified X                                    6,727.837            19.92          134,019
              Non-Qualified XII                                  1,020.240            13.56           13,834
              Non-Qualified XX                                   1,300.881            11.13           14,479
                                                           ---------------                    --------------
                                                             1,143,990.251                    $   22,157,841
                                                           ===============                    ==============

     JANUS ASPEN GROWTH
     Currently payable annuity contracts:                                                     $    6,746,617
     Contracts in accumulation period:
              Non-Qualified V                                  275,014.410   $        17.39        4,782,501
              Non-Qualified V (0.75)                           426,544.435            18.09        7,716,189
              Non-Qualified VII                              1,326,487.159            20.49       27,179,722
              Non-Qualified VIII                               287,050.025            14.70        4,219,635
              Non-Qualified IX                                   7,753.428            17.10          132,584
              Non-Qualified X                                   21,576.925            17.39          375,223
              Non-Qualified XII                                  7,899.966             9.84           77,736
              Non-Qualified XIII                             1,932,747.579             9.35       18,071,190
              Non-Qualified XIV                              2,595,082.727             9.19       23,848,810
              Non-Qualified XV                                 852,745.315             9.12        7,777,037
              Non-Qualified XVI                                290,985.637             5.79        1,684,807
              Non-Qualified XVIII                              120,724.785             5.71          689,339
              Non-Qualified XIX                                344,773.770             5.74        1,979,001
              Non-Qualified XX                                   3,768.837            12.04           45,377
                                                           ---------------                    --------------
                                                             8,493,154.998                    $  105,325,768
                                                           ===============                    ==============

     JANUS ASPEN MID CAP GROWTH
     Contracts in accumulation period:
              Non-Qualified V                                  516,538.067   $        17.39   $    8,982,597
              Non-Qualified V (0.75)                           706,991.712            18.09       12,789,480
              Non-Qualified VII                              1,295,022.073            17.23       22,313,230
              Non-Qualified VIII                               317,327.757            12.05        3,823,799
              Non-Qualified IX                                  17,492.044            17.10          299,114
              Non-Qualified X                                   19,777.700            17.39          343,934
              Non-Qualified XII                                  5,235.685            10.16           53,195
              Non-Qualified XIII                             1,724,863.990             9.54       16,455,202
              Non-Qualified XIV                              1,507,892.942             9.38       14,144,036
              Non-Qualified XV                                 568,037.801             9.30        5,282,752
              Non-Qualified XVI                                541,527.023             3.93        2,128,201
              Non-Qualified XVIII                              229,054.704             3.88          888,732
              Non-Qualified XIX                                293,507.548             3.90        1,144,679
              Non-Qualified XX                                   5,300.560            12.78           67,741
                                                           ---------------                    --------------
                                                             7,748,569.606                    $   88,716,692
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     JANUS ASPEN WORLDWIDE GROWTH
     Currently payable annuity contracts:                                                     $    7,010,995
     Contracts in accumulation period:
              Non-Qualified V                                  482,318.045   $        19.90        9,598,129
              Non-Qualified V (0.75)                           919,159.326            20.70       19,026,598
              Non-Qualified VII                              3,307,618.789            22.26       73,627,594
              Non-Qualified VIII                               640,258.630            16.19       10,365,787
              Non-Qualified IX                                  17,909.778            19.57          350,494
              Non-Qualified X                                   20,915.249            19.90          416,213
              Non-Qualified XII                                 24,138.624             9.72          234,627
              Non-Qualified XIII                             3,033,408.583             9.07       27,513,016
              Non-Qualified XIV                              2,987,514.768             8.92       26,648,632
              Non-Qualified XV                                 875,428.740             8.85        7,747,544
              Non-Qualified XVI                                615,336.256             5.88        3,618,177
              Non-Qualified XVIII                              186,073.582             5.79        1,077,366
              Non-Qualified XIX                                617,687.182             5.82        3,594,939
              Non-Qualified XX                                   8,395.860            11.12           93,362
                                                           ---------------                    --------------
                                                            13,736,163.412                    $  190,923,473
                                                           ===============                    ==============

     LORD ABBETT GROWTH AND INCOME
     Contracts in accumulation period:
              Non-Qualified V                                   97,606.433   $        10.16   $      991,681
              Non-Qualified V (0.75)                           195,607.244            10.29        2,012,799
              Non-Qualified IX                                   5,135.481            10.10           51,868
              Non-Qualified XII                                    366.677            10.27            3,766
              Non-Qualified XX                                   4,057.255            12.27           49,783
                                                           ---------------                    --------------
                                                               302,773.090                    $    3,109,897
                                                           ===============                    ==============

     LORD ABBETT MID-CAP VALUE
     Contracts in accumulation period:
              Non-Qualified V                                   24,027.019   $        10.25   $      246,277
              Non-Qualified V (0.75)                            89,083.152            10.38          924,683
              Non-Qualified IX                                     533.351            10.19            5,435
              Non-Qualified XII                                    546.351            10.37            5,666
              Non-Qualified XX                                   2,838.496            12.20           34,630
                                                           ---------------                    --------------
                                                               117,028.369                    $    1,216,691
                                                           ===============                    ==============

     MFS(R) GLOBAL GOVERNMENTS
     Contracts in accumulation period:
              Non-Qualified VII                                171,584.350   $        12.97   $    2,225,449
              Non-Qualified VIII                                22,704.193            13.13          298,106
                                                           ---------------                    --------------
                                                               194,288.543                    $    2,523,555
                                                           ===============                    ==============

     MFS(R) TOTAL RETURN
     Contracts in accumulation period:
              Non-Qualified VII                              2,028,651.998   $        17.79   $   36,089,719
              Non-Qualified VIII                               455,398.588            18.00        8,197,175
              Non-Qualified XIII                             1,339,015.664            12.82       17,166,181

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------   --------------
     MFS(R) TOTAL RETURN (CONTINUED)
              Non-Qualified XIV                              2,075,932.812   $        12.61   $   26,177,513
              Non-Qualified XV                                 575,689.149            12.51        7,201,871
              Non-Qualified XVI                                710,713.387            11.39        8,095,025
              Non-Qualified XVIII                              156,337.741            11.22        1,754,109
              Non-Qualified XIX                                507,364.722            11.28        5,723,074
                                                           ---------------                    --------------

                                                             7,849,104.061                    $  110,404,667
                                                           ===============                    ==============

     OPPENHEIMER AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                                     $    1,231,180
     Contracts in accumulation period:
              Non-Qualified VII                                603,866.190   $        12.80        7,729,487
              Non-Qualified VIII                               207,574.483            12.93        2,683,938
              Non-Qualified XIII                               575,554.571             9.07        5,220,280
              Non-Qualified XIV                                717,707.046             8.92        6,401,947
              Non-Qualified XV                                 201,787.880             8.84        1,783,805
              Non-Qualified XVI                                408,856.239             4.07        1,664,045
              Non-Qualified XVIII                              325,522.539             4.01        1,305,345
              Non-Qualified XIX                                271,656.734             4.03        1,094,777
                                                           ---------------                    --------------

                                                             3,312,525.682                    $   29,114,804
                                                           ===============                    ==============

     OPPENHEIMER GLOBAL SECURITIES
     Contracts in accumulation period:
              Non-Qualified V                                  139,240.643   $        15.35   $    2,137,344
              Non-Qualified V (0.75)                           485,486.859            15.80        7,670,692
              Non-Qualified VII                                807,349.163            19.74       15,937,072
              Non-Qualified VIII                               157,881.003            19.94        3,148,147
              Non-Qualified IX                                  14,098.486            15.14          213,451
              Non-Qualified XII                                 16,957.816            15.85          268,781
              Non-Qualified XX                                  12,869.958            12.73          163,835
                                                           ---------------                    --------------

                                                             1,633,883.928                    $   29,539,322
                                                           ===============                    ==============

     OPPENHEIMER MAIN STREET(R)
     Currently payable annuity contracts:                                                     $    6,735,165
     Contracts in accumulation period:
              Non-Qualified VII                              1,565,911.299   $        12.63       19,777,460
              Non-Qualified VIII                               538,157.238            12.76        6,866,886
              Non-Qualified XIII                               957,263.407             8.88        8,500,499
              Non-Qualified XIV                              1,573,160.137             8.74       13,749,420
              Non-Qualified XV                                 492,452.384             8.67        4,269,562
              Non-Qualified XVI                                281,793.912             7.82        2,203,628
              Non-Qualified XVIII                              101,349.229             7.70          780,389
              Non-Qualified XIX                                289,098.107             7.74        2,237,619
                                                           ---------------                    --------------

                                                             5,799,185.713                    $   65,120,628
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     OPPENHEIMER STRATEGIC BOND
     Currently payable annuity contracts:                                                     $    1,933,703
     Contracts in accumulation period:
              Non-Qualified V                                   38,834.279   $        13.05          506,787
              Non-Qualified V (0.75)                            84,949.296            13.42        1,140,020
              Non-Qualified VII                                857,973.306            14.29       12,260,439
              Non-Qualified VIII                               178,955.608            14.43        2,582,329
              Non-Qualified IX                                     227.750            12.86            2,929
              Non-Qualified XIII                               508,541.024            13.15        6,687,314
              Non-Qualified XIV                                728,495.128            12.93        9,419,442
              Non-Qualified XV                                 224,445.542            12.82        2,877,392
              Non-Qualified XVI                                238,270.180            12.65        3,014,118
              Non-Qualified XVIII                               39,218.708            12.46          488,665
              Non-Qualified XIX                                117,139.231            12.53        1,467,755
              Non-Qualified XX                                   9,740.578            12.23          119,127
                                                           ---------------                    --------------
                                                             3,026,790.630                    $   42,500,020
                                                           ===============                    ==============
     PIONEER EQUITY INCOME VCT
     Contracts in accumulation period:
              Non-Qualified V                                   21,897.886   $         9.67   $      211,753
              Non-Qualified V (0.75)                               960.668             9.79            9,405
              Non-Qualified IX                                     244.221             9.61            2,347
              Non-Qualified XII                                    474.905             9.78            4,645
              Non-Qualified XX                                   2,132.665            11.55           24,632
                                                           ---------------                    --------------
                                                                25,710.345                    $      252,782
                                                           ===============                    ==============
     PIONEER FUND VCT
     Contracts in accumulation period:
              Non-Qualified V                                       29.007   $         9.21   $          267
              Non-Qualified V (0.75)                               418.894             9.32            3,904
                                                           ---------------                    --------------
                                                                   447.901                    $        4,171
                                                           ===============                    ==============
     PIONEER MID CAP VALUE VCT
     Contracts in accumulation period:
              Non-Qualified V                                   11,461.519   $        11.86   $      135,934
              Non-Qualified V (0.75)                            49,902.015            12.00          598,824
              Non-Qualified IX                                     317.331            11.79            3,741
              Non-Qualified XX                                       7.594            13.17              100
                                                           ---------------                    --------------
                                                                61,688.459                    $      738,599
                                                           ===============                    ==============
     PRUDENTIAL JENNISON
     Contracts in accumulation period:
              Non-Qualified XIII                                23,314.809   $         7.79   $      181,622
              Non-Qualified XIV                                 50,522.412             7.73          390,538
              Non-Qualified XV                                  19,308.203             7.70          148,673
              Non-Qualified XVI                                 12,325.729             7.69           94,785
              Non-Qualified XVIII                                1,355.775             7.59           10,290
              Non-Qualified XIX                                  4,396.056             7.62           33,498
                                                           ---------------                    --------------
                                                               111,222.984                    $      859,406
                                                           ===============                    ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                  DIVISION/CONTRACT                             UNITS          UNIT VALUE     EXTENDED VALUE
     ------------------------------------------            ---------------   --------------  ----------------
     PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
     Contracts in accumulation period:
              Non-Qualified XIII                               100,680.680   $         7.94   $      799,405
              Non-Qualified XIV                                129,476.203             7.87        1,018,978
              Non-Qualified XV                                  31,363.039             7.84          245,886
              Non-Qualified XVI                                 88,107.095             7.83          689,879
              Non-Qualified XVIII                                6,705.458             7.74           51,900
              Non-Qualified XIX                                 59,607.597             7.77          463,151
                                                           ---------------                    --------------
                                                               415,940.072                    $    3,269,199
                                                           ===============                    ==============

     UBS TACTICAL ALLOCATION
     Contracts in accumulation period:
              Non-Qualified XIII                               184,873.143   $         8.61   $    1,591,758
              Non-Qualified XIV                                921,723.134             8.49        7,825,429
              Non-Qualified XV                                  86,929.063             8.43          732,812
              Non-Qualified XVI                                 88,297.917             7.86          694,022
              Non-Qualified XVIII                               31,946.491             7.74          247,266
              Non-Qualified XIX                                 79,266.894             7.78          616,696
                                                           ---------------                    --------------
                                                             1,393,036.642                    $   11,707,983
                                                           ===============                    ==============

     NON-QUALIFIED 1964

     Individual Contracts issued from December 1, 1964 to March 14, 1967.

     NON-QUALIFIED V

     Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

     NON-QUALIFIED V (0.75)

     Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

     NON-QUALIFIED VI

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

     NON-QUALIFIED VII

     Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED VIII

     Certain individual retirement annuity Contracts issued since May 1, 1998.

     NON-QUALIFIED IX

     Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

     NON-QUALIFIED X

     Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XI

     Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XII

     Certain individual retirement annuity contracts issued since March 1999.

     NON-QUALIFIED XIII

     Certain individual retirement annuity Contracts issued since October 1, 1998.

     NON-QUALIFIED XIV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XVI

     Certain individual retirement annuity Contracts issued since August 2000.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

     NON-QUALIFIED XVII

     Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

     NON-QUALIFIED XVIII

     Certain individual retirement annuity Contracts issued since September
     2000.

     NON-QUALIFIED XIX

     Certain individual retirement annuity Contracts issued since August 2000.

     NON-QUALIFIED XX

     Certain deferred compensation Contracts issued since December 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Capital Appreciation
         2003                                          2,018      $5.44 to $9.46      $   17,500            -%
         2002                                          2,233      $4.28 to $7.37          14,832            -
         2001                                          2,600      $5.77 to $9.84          23,509         7.71
         2000                                          2,085     $7.67 to $12.95          25,987            *
     AIM V.I. Core Equity
         2003                                          3,366     $6.28 to $11.86          34,908         0.97
         2002                                          3,742      $5.14 to $7.67          29,940         0.30
         2001                                          4,491      $6.21 to $9.17          42,858         0.05
         2000                                          4,034     $8.20 to $12.00          49,823            *
     AIM V.I. Government Securities
         2003                                          1,239     $11.55 to $12.37         15,026         1.78
         2002                                          2,139     $11.65 to $12.36         25,997         2.67
         2001                                            819     $10.83 to $11.38          9,149         5.55
         2000                                             28     $10.38 to $10.80            295            *
     AIM V.I. Growth
         2003                                          2,783      $4.30 to $6.62          18,067            -
         2002                                          3,069      $3.34 to $5.09          14,946            -
         2001                                          3,912      $4.93 to $7.44          27,757         0.20
         2000                                          3,321     $7.60 to $11.37          37,257            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Capital Appreciation
         2003                                           0.75% to 1.90%        27.10% to 28.59%
         2002                                           0.45% to 1.90%       -25.80% to -0.04%
         2001                                           0.45% to 2.25%       -24.75% to -23.82%
         2000                                                 *                      *
     AIM V.I. Core Equity
         2003                                           0.75% to 2.25%        22.18% to 23.44%
         2002                                           0.75% to 2.25%       -17.19% to -16.21%
         2001                                           0.45% to 2.25%       -24.31% to -16.23%
         2000                                                 *                      *
     AIM V.I. Government Securities
         2003                                           0.95% to 1.90%        -0.86% to 0.08%
         2002                                           0.95% to 1.90%         0.07% to 8.01%
         2001                                           0.50% to 1.90%         4.38% to 5.40%
         2000                                                 *                      *
     AIM V.I. Growth
         2003                                           0.75% to 1.90%        28.74% to 30.23%
         2002                                           0.75% to 1.90%       -32.29% to -31.49%
         2001                                           0.45% to 2.25%       -35.18% to -34.38%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                         DIVISION                    (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AIM V.I. Premier Equity
         2003                                          5,018      $6.33 to $8.56      $   42,830         0.28%
         2002                                          5,969      $5.16 to $6.91          41,327         0.29
         2001                                          7,410     $7.54 to $10.00          74,008         2.16
         2000                                          6,222     $8.79 to $11.55          73,350            *
     Alger American Balanced
         2003                                             94          $25.11               2,367         2.17
         2002                                            120          $21.40               2,576         1.69
         2001                                            152          $24.74               3,765         3.07
         2000                                            191          $25.59               4,888            *
     Alger American Income & Growth
         2003                                            292          $22.17               6,470         0.32
         2002                                            356          $17.31               6,167         0.64
         2001                                            443          $25.49              11,279         6.98
         2000                                            550          $30.17              16,586            *
     Alger American Leveraged AllCap
         2003                                            277     $17.13 to $23.23          6,443            -
         2002                                            327     $12.87 to $17.49          5,724         0.01
         2001                                            388     $19.73 to $26.84         10,424         3.28
         2000                                            481     $23.77 to $32.38         15,563            *
     AllianceBernstein VPSF Growth and Income
         2003                                          3,443     $10.03 to $10.30         34,971         0.90
         2002                                          2,855      $7.68 to $7.89          22,169         0.80
         2001                                          2,791     $9.99 to $10.27          28,177         4.75
         2000                                             88     $10.10 to $10.39            898            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                         DIVISION                     (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AIM V.I. Premier Equity
         2003                                           0.75% to 1.90%        22.67% to 24.23%
         2002                                           0.45% to 1.90%       -31.59% to -30.57%
         2001                                           0.45% to 2.25%       -14.24% to -9.62%
         2000                                                 *                      *
     Alger American Balanced
         2003                                                1.40%                 17.34%
         2002                                                1.40%                -13.52%
         2001                                           0.85% to 1.40%             -3.31%
         2000                                                 *                      *
     Alger American Income & Growth
         2003                                                1.40%                 28.08%
         2002                                                1.40%                -32.07%
         2001                                           0.85% to 1.40%            -15.53%
         2000                                                 *                      *
     Alger American Leveraged AllCap
         2003                                           1.25% to 1.40%        32.82% to 33.10%
         2002                                           1.25% to 1.40%       -34.84% to -34.74%
         2001                                           0.85% to 1.40%       -17.11% to -16.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Growth and Income
         2003                                           0.95% to 1.90%        29.96% to 31.27%
         2002                                           0.95% to 1.90%       -23.53% to -22.79%
         2001                                           0.50% to 1.90%        -1.56% to -0.60%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     AllianceBernstein VPSF Premier Growth
         2003                                          1,368      $5.17 to $5.57      $    7,314            -%
         2002                                          1,333      $4.24 to $4.57           5,838            -
         2001                                          1,331      $6.20 to $6.69           8,532         6.31
         2000                                            341      $7.60 to $8.20           2,687            *
     AllianceBernstein VPSF Quasar
         2003                                            500      $7.18 to $8.19           3,918            -
         2002                                            128      $4.91 to $5.55             684            -
         2001                                            116      $7.34 to $8.22             910         3.62
         2000                                              9      $8.58 to $9.51              82            *
     American Century(R) VP Balanced
         2003                                             78          $18.19               1,420         2.75
         2002                                             96          $15.44               1,483         2.84
         2001                                            118          $17.32               2,043         6.22
         2000                                            147          $18.21               2,684            *
     American Century(R) VP International
         2003                                             93     $13.13 to $14.41          1,346         0.75
         2002                                            131     $10.68 to $11.74          1,539         0.83
         2001                                            185     $13.59 to $14.95          2,759        10.20
         2000                                            229     $19.43 to $21.41          4,905            *
     Calvert Social Balanced
         2003                                            178     $11.30 to $21.15          2,228         1.98
         2002                                            167     $9.61 to $17.86           1,775         2.79
         2001                                            158     $11.09 to $20.48          1,959         4.91
         2000                                            175     $12.09 to $22.18          2,514            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     AllianceBernstein VPSF Premier Growth
         2003                                           0.95% to 1.90%        21.46% to 22.61%
         2002                                           0.95% to 1.90%       -31.96% to -31.30%
         2001                                           0.50% to 1.90%       -18.80% to -17.99%
         2000                                                 *                      *
     AllianceBernstein VPSF Quasar
         2003                                           0.95% to 1.90%        46.23% to 47.57%
         2002                                           0.95% to 1.90%       -33.07% to -32.42%
         2001                                           0.50% to 1.90%       -14.43% to -13.59%
         2000                                                 *                      *
     American Century(R) VP Balanced
         2003                                               1.40%                  17.81%
         2002                                               1.40%                 -10.82%
         2001                                           0.85% to 1.40%             -4.90%
         2000                                                 *                      *
     American Century(R) VP International
         2003                                           1.25% to 1.40%        22.74% to 22.94%
         2002                                           1.25% to 1.40%       -21.49% to -21.37%
         2001                                           0.85% to 1.40%       -30.17% to -30.06%
         2000                                                 *                      *
     Calvert Social Balanced
         2003                                           0.75% to 1.40%        17.59% to 18.42%
         2002                                           0.75% to 1.40%       -13.38% to -12.81%
         2001                                           0.45% to 1.50%        -8.25% to -7.64%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated American Leaders
         2003                                          2,211     $16.88 to $23.37     $   51,717         1.51%
         2002                                          2,720     $13.39 to $18.56         50,539         1.17
         2001                                          3,522     $16.99 to $23.59         83,193         2.06
         2000                                          4,105     $17.97 to $24.98        102,586            *
     Federated Capital Income
         2003                                            505     $10.65 to $12.75          6,460         6.55
         2002                                            653     $8.94 to $10.72           7,021         5.71
         2001                                            923     $11.90 to $14.29         13,230         3.57
         2000                                          1,149     $13.97 to $16.80         19,351            *
     Federated Equity Income
         2003                                            884         $12.34               11,005         1.89
         2002                                          1,035          $9.83               10,264         2.11
         2001                                          1,384         $12.58               17,476         1.97
         2000                                          1,690         $14.33               24,264            *
     Federated Fund for U.S. Government Securities
         2003                                            635         $15.49                9,833         3.85
         2002                                            826         $15.35               12,674         3.65
         2001                                            820         $14.28               11,702         3.90
         2000                                            823         $13.53               11,133            *
     Federated Growth Strategies
         2003                                            627         $18.83               11,813            -
         2002                                            764         $13.63               10,415            -
         2001                                          1,117         $18.77               20,974         1.68
         2000                                          1,378         $24.53               33,809            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated American Leaders
         2003                                           1.25% to 1.40%        25.92% to 26.06%
         2002                                           1.25% to 1.40%       -21.33% to -21.21%
         2001                                           0.85% to 1.40%        -5.56% to -5.42%
         2000                                                 *                      *
     Federated Capital Income
         2003                                           1.25% to 1.40%        18.94% to 19.13%
         2002                                           1.25% to 1.40%       -25.01% to -24.90%
         2001                                           0.85% to 1.40%       -14.94% to -14.81%
         2000                                                 *                      *
     Federated Equity Income
         2003                                           1.25% to 1.40%             25.53%
         2002                                           1.25% to 1.40%            -21.85%
         2001                                           0.75% to 1.40%            -12.24%
         2000                                                 *                      *
     Federated Fund for U.S. Government Securities
         2003                                           1.25% to 1.40%             0.91%
         2002                                                1.40%                 7.52%
         2001                                           0.85% to 1.40%             5.53%
         2000                                                 *                      *
     Federated Growth Strategies
         2003                                                1.40%                 38.15%
         2002                                                1.40%                -27.38%
         2001                                           0.85% to 1.40%            -23.48%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Federated High Income Bond
         2003                                            970     $13.87 to $16.25     $   15,774         7.68%
         2002                                          1,236     $11.49 to $13.48         16,683        10.52
         2001                                          1,548     $11.48 to $13.49         20,899        11.00
         2000                                          1,959     $11.46 to $13.49         26,446            *
     Federated International Equity
         2003                                            462     $13.06 to $14.11          6,565            -
         2002                                            551     $10.03 to $10.85          6,024            -
         2001                                            767     $13.15 to $14.25         10,976        12.94
         2000                                            978     $18.87 to $20.48         20,057            *
     Federated Prime Money
         2003                                            392         $12.59                4,930         0.71
         2002                                            583         $12.68                7,387         1.37
         2001                                            695         $12.68                8,812         3.44
         2000                                            702         $12.40                8,703            *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                            681     $15.30 to $18.27         12,034         3.51
         2002                                            728     $13.13 to $15.71         11,086         4.06
         2001                                            831     $14.57 to $17.45         14,094         6.08
         2000                                            993     $15.39 to $18.46         17,821            *
     Fidelity(R) VIP Contrafund(R)
         2003                                         11,483     $9.10 to $24.17         188,055         0.43
         2002                                         10,912     $7.22 to $19.81         145,571         0.86
         2001                                         11,618     $8.12 to $21.96         173,999         3.56
         2000                                         12,102     $9.43 to $24.67         216,963            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Federated High Income Bond
         2003                                           1.25% to 1.40%        20.55% to 20.71%
         2002                                           1.25% to 1.40%        -0.03% to 0.12%
         2001                                           0.85% to 1.40%        -0.04% to 0.10%
         2000                                                 *                      *
     Federated International Equity
         2003                                           1.25% to 1.40%        30.05% to 30.21%
         2002                                           1.25% to 1.40%       -23.84% to -23.73%
         2001                                           0.85% to 1.40%       -30.42% to -30.31%
         2000                                                 *                      *
     Federated Prime Money
         2003                                                1.40%                 -0.71%
         2002                                                1.40%                   0%
         2001                                           0.85% to 1.40%              2.28%
         2000                                                 *                      *
     Fidelity(R) VIP ASSET MANAGER(SM)
         2003                                           1.25% to 1.40%        16.30% to 16.53%
         2002                                           1.25% to 1.40%       -10.01% to -9.87%
         2001                                           0.85% to 1.40%        -5.44% to -5.30%
         2000                                                 *                      *
     Fidelity(R) VIP Contrafund(R)
         2003                                           0.75% to 1.90%       -29.37% to 27.50%
         2002                                           0.45% to 1.90%       -11.07% to 78.65%
         2001                                           0.45% to 1.90%       -13.93% to -3.25%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Equity-Income
         2003                                         12,003     $10.33 to $23.07     $  192,149         1.64%
         2002                                         11,480     $8.08 to $17.95         146,420         1.78
         2001                                         12,170     $9.92 to $21.92         193,019         6.26
         2000                                         10,395     $10.64 to $23.40        188,025            *
     Fidelity(R) VIP Growth
         2003                                          9,688     $6.17 to $22.97         125,864         0.26
         2002                                          9,473     $4.73 to $17.54          98,180         0.26
         2001                                         10,633      $6.90 to 25.45         167,319         7.26
         2000                                          9,467     $8.54 to $31.34         209,610            *
     Fidelity(R) VIP High Income
         2003                                          5,612     $8.11 to $11.96          56,970         6.32
         2002                                          4,489      $6.46 to $9.53          36,456        10.78
         2001                                          4,973      $6.34 to $9.34          39,385        13.71
         2000                                          4,980     $7.28 to $10.74          45,512            *
     Fidelity(R) VIP Index 500
         2003                                          3,762     $17.05 to $20.31         74,266         1.44
         2002                                          4,125     $13.44 to $16.04         64,190         1.38
         2001                                          4,961     $17.51 to $20.93        100,783         1.20
         2000                                          5,672     $20.17 to $24.15        133,049            *
     Fidelity(R) VIP Investment Grade Bond
         2003                                            140     $15.76 to $16.07          2,244         4.39
         2002                                            187     $15.17 to $15.49          2,890         4.05
         2001                                            217     $13.92 to $14.24          3,084         5.86
         2000                                            278     $13.00 to $13.32          3,700            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Equity-Income
         2003                                           0.75% to 1.90%        27.85% to 29.33%
         2002                                           0.75% to 1.90%       -18.53% to -17.57%
         2001                                           0.45% to 1.90%        -6.77% to -5.67%
         2000                                                 *                      *
     Fidelity(R) VIP Growth
         2003                                           0.75% to 1.90%        30.44% to 31.85%
         2002                                           0.45% to 1.90%       -31.44% to -30.42%
         2001                                           0.45% to 1.90%       -19.23% to -18.23%
         2000                                                 *                      *
     Fidelity(R) VIP High Income
         2003                                           0.95% to 2.25%        24.90% to 26.10%
         2002                                           0.95% to 2.25%         1.48% to 2.46%
         2001                                           0.50% to 2.25%       -13.42% to -12.58%
         2000                                                 *                      *
     Fidelity(R) VIP Index 500
         2003                                           1.25% to 1.40%        26.62% to 26.86%
         2002                                           1.25% to 1.40%       -23.34% to -23.22%
         2001                                           0.85% to 1.40%       -13.34% to -13.21%
         2000                                                 *                      *
     Fidelity(R) VIP Investment Grade Bond
         2003                                           1.25% to 1.40%         3.74% to 3.89%
         2002                                           1.25% to 1.40%         8.80% to 8.96%
         2001                                           0.85% to 1.40%         6.94% to 7.10%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Fidelity(R) VIP Overseas
         2003                                            979     $9.75 to $14.74      $   13,904         0.58%
         2002                                            654     $6.85 to $10.42           6,617         0.85
         2001                                            770     $8.67 to $13.26           9,914        13.97
         2000                                            872     $11.08 to $17.06         14,451            *
     Franklin Small Cap Value Securities
         2003                                             55     $12.02 to $12.18            662         0.19
         2002                                             39      $9.22 to $9.29             365          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series D
         2003                                          8,494     $10.03 to $10.43         86,431         4.13
         2002                                         10,202     $10.04 to $10.37        103,698         4.34
         2001                                         11,705     $10.15 to $10.40        119,943         1.44
         2000                                         12,726     $10.13 to $10.29        129,776            *
     ING GET Fund - Series E
         2003                                         23,038     $10.27 to $10.70        238,886         4.20
         2002                                         26,953     $10.18 to $10.51        276,397         4.02
         2001                                         29,973     $9.97 to $10.20         300,383         0.78
         2000                                         33,010     $10.08 to $10.22        333,833            *
     ING GET Fund - Series G
         2003                                         13,524     $10.14 to $10.54        138,281         4.05
         2002                                         16,105     $10.11 to $10.41        163,877         3.84
         2001                                         17,381     $9.82 to $10.02         171,369         0.38
         2000                                         18,850      $9.87 to $9.98         186,445            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Fidelity(R) VIP Overseas
         2003                                           0.75% to 1.50%        41.30% to 42.34%
         2002                                           0.75% to 1.50%       -21.47% to -20.88%
         2001                                           0.45% to 1.50%       -22.35% to -21.76%
         2000                                                 *                      *
     Franklin Small Cap Value Securities
         2003                                           0.75% to 1.25%        30.59% to 31.11%
         2002                                           0.75% to 1.25%       -21.04% to -19.73%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series D
         2003                                           1.00% to 1.75%        -0.10% to 0.58%
         2002                                           1.00% to 1.75%        -1.09% to -0.34%
         2001                                           0.70% to 2.15%         0.22% to 0.98%
         2000                                                 *                      *
     ING GET Fund - Series E
         2003                                           1.00% to 1.90%         0.88% to 1.81%
         2002                                           1.00% to 1.90%         2.11% to 3.05%
         2001                                           1.00% to 2.40%        -1.12% to -0.21%
         2000                                                 *                      *
     ING GET Fund - Series G
         2003                                           1.00% to 1.90%         0.30% to 1.25%
         2002                                           1.00% to 1.90%         2.97% to 3.92%
         2001                                           1.00% to 2.40%        -0.52% to 0.40%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series H
         2003                                         10,102     $10.30 to $10.69     $  105,009         4.11%
         2002                                         11,865     $10.18 to $10.46        121,603         3.59
         2001                                         13,233     $9.91 to $10.01         131,686         0.47
         2000                                         14,101     $10.03 to $10.12        141,764            *
     ING GET Fund - Series I
         2003                                          7,257     $10.22 to $10.40         74,750         3.44
         2002                                          8,275     $10.10 to $10.23         84,079         3.54
         2001                                          8,909      $9.78 to $9.86          87,402         0.25
         2000                                          9,419      $9.85 to $9.89          92,929            *
     ING GET Fund - Series J
         2003                                          5,895     $10.12 to $10.29         60,090         3.65
         2002                                          7,113     $10.05 to $10.17         71,844         3.49
         2001                                          7,719      $9.66 to $9.73          74,801         0.18
         2000                                          8,207      $9.72 to $9.75          79,872            *
     ING GET Fund - Series K
         2003                                          6,945     $9.98 to $10.33          70,505         3.20
         2002                                          8,037     $9.99 to $10.24          81,260         2.68
         2001                                          9,082      $9.68 to $9.82          88,558            -
         2000                                          9,357     $10.00 to $10.05         93,790            *
     ING GET Fund - Series L
         2003                                          6,598     $9.99 to $10.29          66,868         3.48
         2002                                          7,535     $9.89 to $10.09          75,255         0.05
         2001                                          8,101      $9.87 to $9.97          80,345         4.63
         2000                                             58     $10.01 to $10.02            585            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series H
         2003                                           1.00% to 1.90%         1.18% to 2.20%
         2002                                           1.00% to 1.90%         2.78% to 3.72%
         2001                                           1.00% to 2.40%        -1.24% to -0.33%
         2000                                                 *                      *
     ING GET Fund - Series I
         2003                                           1.45% to 1.90%         1.19% to 1.66%
         2002                                           1.45% to 1.90%         3.35% to 3.82%
         2001                                           1.35% to 2.40%        -0.76% to -0.30%
         2000                                                 *                      *
     ING GET Fund - Series J
         2003                                           1.45% to 1.90%         0.70% to 1.18%
         2002                                           1.45% to 1.90%         4.05% to 4.53%
         2001                                           1.35% to 2.40%        -0.63% to -0.16%
         2000                                                 *                      *
     ING GET Fund - Series K
         2003                                           1.45% to 2.40%        -0.10% to 0.88%
         2002                                           1.45% to 2.40%         3.20% to 4.20%
         2001                                           1.35% to 2.40%        -3.19% to -2.24%
         2000                                                 *                      *
     ING GET Fund - Series L
         2003                                           1.45% to 2.40%         1.01% to 1.98%
         2002                                           1.45% to 2.40%         0.22% to 1.20%
         2001                                           1.35% to 2.40%        -1.53% to -0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series M
         2003                                          9,320     $10.04 to $10.32     $   94,718         3.54%
         2002                                         11,558     $9.91 to $10.08         115,381         0.03
         2001                                         12,531      $9.80 to $9.87         123,165           **
         2000                                             **            **                    **           **
     ING GET Fund - Series N
         2003                                          7,482     $10.15 to $10.40         76,785         2.65
         2002                                          8,982     $9.97 to $10.12          90,143         0.02
         2001                                         10,181     $10.25 to $10.31        104,606           **
         2000                                             **            **                    **           **
     ING GET Fund - Series P
         2003                                          5,731     $10.03 to $10.25         58,003         2.56
         2002                                          7,680     $9.89 to $10.01          76,334         0.04
         2001                                          8,288     $10.00 to $10.03         83,012           **
         2000                                             **            **                    **           **
     ING GET Fund - Series Q
         2003                                          4,282     $10.26 to $10.47         44,336            -
         2002                                          5,460     $10.00 to $10.10         54,826         3.81
         2001                                            162          $10.00               1,620           **
         2000                                             **            **                    **           **
     ING GET Fund - Series R
         2003                                          3,634     $10.42 to $10.60         38,175         0.01
         2002                                          4,312     $10.06 to $10.14         43,556          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series M
         2003                                           1.45% to 2.40%         1.31% to 2.38%
         2002                                           1.45% to 2.40%         1.12% to 2.10%
         2001                                           1.45% to 2.40%               **
         2000                                                 **                     **
     ING GET Fund - Series N
         2003                                           1.45% to 2.40%         1.81% to 2.77%
         2002                                           1.45% to 2.40%        -2.77% to -1.82%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series P
         2003                                           1.45% to 2.40%         1.42% to 2.40%
         2002                                           1.45% to 2.40%        -1.16% to -0.20%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series Q
         2003                                           1.45% to 2.40%         2.60% to 3.66%
         2002                                           1.45% to 2.40%         0.00% to 0.97%
         2001                                                 **                     **
         2000                                                 **                     **
     ING GET Fund - Series R
         2003                                           1.45% to 2.40%         3.58% to 4.54%
         2002                                           1.45% to 2.40%         0.65% to 1.42%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET Fund - Series S
         2003                                          4,236     $10.35 to $10.57     $   44,140         0.10%
         2002                                          5,334     $10.01 to $10.08         53,553          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series T
         2003                                          3,062     $10.40 to $10.53         32,020         0.14
         2002                                          3,908     $10.06 to $10.09         39,378          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series U
         2003                                          2,854     $10.49 to $10.60         30,078            -
         2002                                             50     $9.99 to $10.00             503          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING GET Fund - Series V
         2003                                          7,680      $9.69 to $9.77          74,677         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Balanced
         2003                                          6,962     $9.18 to $24.72         172,818         1.94
         2002                                          7,046     $7.87 to $26.80         148,868         1.07
         2001                                          8,277     $8.94 to $30.01         189,948         5.84
         2000                                          8,309     $9.52 to $24.76         199,768            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET Fund - Series S
         2003                                           1.00% to 2.40%         3.40% to 4.86%
         2002                                           1.00% to 2.40%         0.14% to 0.87%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series T
         2003                                           1.45% to 2.40%         3.38% to 4.36%
         2002                                           1.45% to 2.40%         0.88% to 0.93%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series U
         2003                                           1.45% to 2.40%         5.21% to 6.00%
         2002                                           0.95% to 1.75%        -0.05% to 0.00%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING GET Fund - Series V
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Balanced
         2003                                           0.75% to 2.25%        16.65% to 18.00%
         2002                                           0.45% to 2.25%       -12.01% to -10.71%
         2001                                           0.45% to 2.25%        -6.04% to 0.46%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Bond
         2003                                          8,243     $10.94 to $19.00     $  143,435         1.80%
         2002                                          9,939     $11.86 to $18.01        164,563         3.25
         2001                                          9,525     $11.16 to $16.75        144,459         6.51
         2000                                          6,869     $10.46 to $15.52         99,490            *
     ING VP Emerging Markets
         2003                                             88          $9.18                  809            -
         2002                                            103          $6.32                  649            -
         2001                                            129          $7.08                  912        19.78
         2000                                            157          $8.01                1,255            *
     ING VP Money Market
         2003                                         13,149     $10.02 to $14.46        173,894         1.89
         2002                                         19,939     $10.30 to $14.44        262,556         3.85
         2001                                         22,423     $10.33 to $48.45        293,027         4.69
         2000                                         16,310     $10.13 to $13.88        211,809            *
     ING VP Natural Resources
         2003                                            116     $14.78 to $15.64          1,732            -
         2002                                            135     $11.48 to $12.07          1,567         0.19
         2001                                            166     $11.90 to $12.42          2,003            -
         2000                                            193     $14.35 to $14.87          2,801            *
     ING VP Strategic Allocation Balanced
         2003                                            948     $14.19 to $16.41         16,937         1.41
         2002                                            977     $12.03 to $13.84         14,344         2.50
         2001                                          1,082     $13.47 to $15.41         17,390         2.50
         2000                                          1,232     $14.66 to $16.69         21,090            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Bond
         2003                                           0.75% to 2.25%         4.22% to 5.51%
         2002                                           0.75% to 2.25%         6.28% to 7.53%
         2001                                           0.45% to 2.25%         6.67% to 7.93%
         2000                                                 *                      *
     ING VP Emerging Markets
         2003                                                1.40%                 45.25%
         2002                                                1.40%                -10.60%
         2001                                           0.85% to 1.40%            -11.68%
         2000                                                 *                      *
     ING VP Money Market
         2003                                           0.75% to 2.25%        -1.07% to 0.14%
         2002                                           0.75% to 2.25%        -0.31% to 0.86%
         2001                                           0.45% to 2.25%         1.33% to 3.16%
         2000                                                 *                      *
     ING VP Natural Resources
         2003                                           0.75% to 1.50%        28.52% to 29.58%
         2002                                           0.75% to 1.50%        -3.56% to -2.83%
         2001                                           0.45% to 1.50%       -17.19% to -16.57%
         2000                                                 *                      *
     ING VP Strategic Allocation Balanced
         2003                                           0.75% to 2.25%        17.79% to 18.57%
         2002                                           0.45% to 1.40%       -10.81% to -9.94%
         2001                                           0.45% to 2.25%        -8.30% to -7.65%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Strategic Allocation Growth
         2003                                            813     $14.18 to $16.69     $   14,808         0.87%
         2002                                            835     $11.55 to $13.52         11,257         1.75
         2001                                            898     $13.56 to $15.80         13,876         1.59
         2000                                          1,013     $15.52 to $18.00         17,520            *
     ING VP Strategic Allocation Income
         2003                                          1,031     $14.58 to $16.37         19,422         2.31
         2002                                          1,237     $12.99 to $14.51         20,088         3.32
         2001                                          1,380     $10.79 to $15.29         23,347         4.36
         2000                                          1,518     $11.13 to $15.77         26,191            *
     ING MFS Total Return
         2003                                             35     $11.29 to $11.33            401         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING T. Rowe Price Equity Income
         2003                                             58     $12.17 to $12.22            704         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Alger Aggressive Growth
         2003                                             96     $10.20 to $13.05          1,017            -
         2002                                             24      $7.31 to $7.34             179          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Strategic Allocation Growth
         2003                                           0.75% to 2.25%        22.52% to 23.45%
         2002                                           0.75% to 2.25%       -15.04% to -14.40%
         2001                                           0.45% to 2.25%       -12.87% to -12.21%
         2000                                                 *                      *
     ING VP Strategic Allocation Income
         2003                                           0.75% to 1.40%        12.05% to 12.82%
         2002                                           0.75% to 1.40%        -5.69% to -0.78%
         2001                                           0.45% to 2.25%        -3.75% to -3.11%
         2000                                                 *                      *
     ING MFS Total Return
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING T. Rowe Price Equity Income
         2003                                           0.75% to 1.25%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Alger Aggressive Growth
         2003                                           0.75% to 1.50%        42.82% to 43.46%
         2002                                           0.75% to 1.25%        -8.53% to -0.37%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING Alger Growth
         2003                                             39      $9.60 to $9.68      $      380            -%
         2002                                              1      $7.24 to $7.26               9          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING American Century Small Cap Value
         2003                                             50     $10.81 to $12.48            561         0.16
         2002                                             20      $8.11 to $9.30             173          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Baron Small Cap Growth
         2003                                            119     $11.40 to $12.79          1,381            -
         2002                                             21      $8.72 to $9.68             193          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING DSI Enhanced Index
         2003                                              1          $10.20                   6         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING Goldman Sachs(R) Capital Growth
         2003                                              2     $9.82 to $11.70              25            -
         2002                                              2          $8.07                   18          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING Alger Growth
         2003                                           0.75% to 1.25%        32.60% to 33.33%
         2002                                           0.75% to 1.25%       -23.21% to -6.63%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING American Century Small Cap Value
         2003                                           0.75% to 1.25%        16.24% to 34.53%
         2002                                           0.75% to 1.25%       -19.84% to -1.82%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Baron Small Cap Growth
         2003                                           0.75% to 1.50%        18.29% to 32.34%
         2002                                           0.75% to 1.25%       -12.61% to -1.83%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING DSI Enhanced Index
         2003                                                0.75%                  ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING Goldman Sachs(R) Capital Growth
         2003                                           0.75% to 1.25%             22.68%
         2002                                           0.75% to 0.80%        -3.04% to -0.05%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING JPMorgan Fleming International
         2003                                          3,196     $7.14 to $20.30      $   34,019         1.05%
         2002                                          2,909     $5.62 to $15.80          24,044         0.62
         2001                                          2,892     $7.00 to $19.44          30,449        25.04
         2000                                          2,451     $9.76 to $26.80          38,280            *
     ING JPMorgan Mid Cap Value
         2003                                             55     $11.73 to $13.32            678         0.48
         2002                                              9      $9.17 to $9.20              87          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Capital Opportunities
         2003                                          3,394     $5.58 to $24.64          39,287         0.20
         2002                                          3,869     $4.44 to $20.94          35,741            -
         2001                                          4,710     $6.49 to $30.11          62,832        19.25
         2000                                          4,048     $8.79 to $40.30          78,233            *
     ING MFS Global Growth
         2003                                              -     $10.83 to $10.92              5            -
         2002                                              -      $8.32 to $8.35               1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING MFS Research Equity
         2003                                          3,988     $6.11 to $13.31          42,940         0.57
         2002                                          4,627     $4.98 to $10.73          40,669         0.20
         2001                                          5,830     $6.77 to $14.39          69,394        20.49
         2000                                          6,216     $8.71 to $18.33          97,910            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING JPMorgan Fleming International
         2003                                           0.75% to 1.90%        27.05% to 28.48%
         2002                                           0.75% to 1.90%       -19.64% to -18.69%
         2001                                           0.45% to 2.25%       -28.33% to -27.48%
         2000                                                 *                      *
     ING JPMorgan Mid Cap Value
         2003                                           0.75% to 1.50%        28.46% to 29.02%
         2002                                           0.75% to 1.25%        -8.51% to 0.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Capital Opportunities
         2003                                           0.75% to 1.90%        25.68% to 27.14%
         2002                                           0.45% to 1.90%       -31.49% to -30.48%
         2001                                           0.45% to 2.25%       -26.19% to -25.29%
         2000                                                 *                      *
     ING MFS Global Growth
         2003                                           0.75% to 1.25%        30.17% to 30.78%
         2002                                           0.75% to 1.25%       -10.41% to -0.17%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING MFS Research Equity
         2003                                           0.75% to 1.90%        22.69% to 24.04%
         2002                                           0.75% to 1.90%       -26.32% to -25.45%
         2001                                           0.45% to 1.90%       -22.40% to -21.48%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING OpCap Balanced Value
         2003                                            116     $10.24 to $12.69     $    1,250         1.66%
         2002                                              2      $8.34 to $8.37              15          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING PIMCO Total Return
         2003                                            237     $10.82 to $11.10          2,613         3.68
         2002                                            119     $10.70 to $10.75          1,275          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Aggressive Growth
         2003                                          5,581     $4.80 to $13.68          58,639            -
         2002                                          6,053      $3.54 to $9.97          47,008            -
         2001                                          7,478     $5.58 to $15.53          91,535         6.31
         2000                                          8,010     $7.60 to $20.93         136,685            *
     ING Salomon Brothers Fundamental Value
         2003                                            113     $10.34 to $12.80          1,215         0.75
         2002                                              1           7.69                    5          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Salomon Brothers Investors Value
         2003                                             17     $10.14 to $12.14            179         0.65
         2002                                              2           7.82                   14          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING OpCap Balanced Value
         2003                                           0.75% to 1.50%             28.66%
         2002                                           0.80% to 1.25%        -0.14% to 5.35%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING PIMCO Total Return
         2003                                           0.75% to 1.50%         0.93% to 3.26%
         2002                                           0.75% to 1.50%         3.07% to 7.55%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Aggressive Growth
         2003                                           0.75% to 1.90%        35.59% to 37.25%
         2002                                           0.45% to 1.90%       -36.54% to -35.60%
         2001                                           0.45% to 2.25%       -26.64% to -25.74%
         2000                                                 *                      *
     ING Salomon Brothers Fundamental Value
         2003                                           0.75% to 1.50%             39.53%
         2002                                                0.75%                  0.67%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Salomon Brothers Investors Value
         2003                                           0.75% to 1.25%             29.67%
         2002                                                1.25%                -21.97%
         2001                                                ***                    ***
         2000                                                ***                    ***

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING T. Rowe Price Growth Equity
         2003                                          3,123     $11.57 to $23.71     $   74,887         0.15%
         2002                                          3,205     $8.90 to $18.37          58,443         0.19
         2001                                          3,768     $11.70 to $24.29         89,395        15.41
         2000                                          4,250     $13.14 to $27.44        113,230            *
     ING UBS Tactical Asset Allocation
         2003                                              5     $9.51 to $10.14              53         0.01
         2002                                              -           8.01                  428          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING Van Kampen Comstock
         2003                                             83     $10.64 to $12.38            899         0.77
         2002                                             38      $8.31 to $8.34             319          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth and Income
         2003                                         20,842     $6.53 to $202.58        455,361            -
         2002                                         24,165     $5.28 to $162.71        415,966         0.84
         2001                                         29,079     $7.17 to $219.66        663,646         0.60
         2000                                         32,914     $8.96 to $272.61        928,210            *
     ING GET U.S. Core Portfolio - Series 1
         2003                                          2,531     $10.22 to $10.28         25,945         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING T. Rowe Price Growth Equity
         2003                                           0.75% to 1.50%        28.96% to 30.00%
         2002                                           0.45% to 1.50%       -24.44% to -23.64%
         2001                                           0.45% to 2.25%       -11.56% to -10.85%
         2000                                                 *                      *
     ING UBS Tactical Asset Allocation
         2003                                           0.75% to 1.50%             25.47%
         2002                                                1.25%                  0.33%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING Van Kampen Comstock
         2003                                           0.75% to 1.25%        28.04% to 28.69%
         2002                                           0.75% to 1.25%       -18.72% to -2.95%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP Growth and Income
         2003                                           0.75% to 2.25%       -24.93% to 25.16%
         2002                                           0.45% to 1.90%       -26.42% to 60.86%
         2001                                           0.45% to 2.25%       -19.96% to -18.98%
         2000                                                 *                      *
     ING GET U.S. Core Portfolio - Series 1
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING GET U.S. Core Portfolio - Series 2
         2003                                          2,442     $10.02 to $10.05     $   24,501         ****%
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                            196          $10.00               1,965         ****
         2002                                           ****           ****                 ****         ****
         2001                                           ****           ****                 ****         ****
         2000                                           ****           ****                 ****         ****
     ING VP Growth
         2003                                          2,874     $5.11 to $13.97          32,091            -
         2002                                          3,203     $4.00 to $10.80          28,286            -
         2001                                          4,148     $5.73 to $15.31          52,088        12.13
         2000                                          4,705     $8.02 to $21.15          85,002            *
     ING VP Index Plus LargeCap
         2003                                         12,166     $7.26 to $17.61         186,926         1.03
         2002                                         13,185     $5.86 to $14.07         154,417         0.24
         2001                                         15,160     $7.62 to $18.06         224,762         4.07
         2000                                         14,826     $8.99 to $21.06         261,795            *
     ING VP Index Plus MidCap
         2003                                            901     $12.63 to $17.49         15,032         0.44
         2002                                            925     $12.33 to $13.31         11,779         0.50
         2001                                            631     $14.24 to $15.26          9,214         6.54
         2000                                            452     $14.50 to $15.59          6,733            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING GET U.S. Core Portfolio - Series 2
         2003                                           1.45% to 2.40%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING GET U.S. Core Portfolio - Series 3
         2003                                           0.95% to 1.75%              ****
         2002                                                ****                   ****
         2001                                                ****                   ****
         2000                                                ****                   ****
     ING VP Growth
         2003                                           0.75% to 1.90%        27.75% to 29.46%
         2002                                           0.75% to 1.90%       -30.30% to -29.47%
         2001                                           0.45% to 2.25%       -28.45% to -27.61%
         2000                                                 *                      *
     ING VP Index Plus LargeCap
         2003                                           0.75% to 2.25%        23.89% to 25.16%
         2002                                           0.45% to 2.25%       -23.02% to -21.88
         2001                                           0.45% to 2.25%       -15.27% to -5.62%
         2000                                                 *                      *
     ING VP Index Plus MidCap
         2003                                           0.75% to 1.50%        30.49% to 31.40%
         2002                                           0.45% to 1.50%       -13.40% to -12.49%
         2001                                           0.45% to 1.50%        -2.80% to 12.09%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Index Plus SmallCap
         2003                                            538     $12.02 to $13.49     $    6,712         0.16%
         2002                                            464      $8.96 to $9.99           4,275         0.19
         2001                                            225     $10.48 to $11.60          2,411         3.71
         2000                                            104     $10.39 to $11.42          1,098            *
     ING VP International Equity
         2003                                            993      $6.07 to $8.39           8,924         0.89
         2002                                            836      $4.69 to $6.40           5,228         0.22
         2001                                            954      $6.51 to $8.79           7,991         0.12
         2000                                            863     $8.73 to $11.64           9,708            *
     ING VP Small Company
         2003                                          4,826     $9.56 to $20.30          80,458         0.24
         2002                                          4,213     $7.09 to $14.88          52,158         0.52
         2001                                          3,814     $9.41 to $19.53          62,576         3.89
         2000                                          2,815     $9.22 to $18.92          47,270            *
     ING VP Technology
         2003                                          3,595     $3.66 to $12.23          13,372            -
         2002                                          2,536      $2.55 to $2.67           6,564            -
         2001                                          2,631      $4.42 to $4.62          11,745            -
         2000                                          1,680      $5.82 to $6.09           9,833            *
     ING VP Value Opportunity
         2003                                          1,131     $11.21 to $17.11         18,645         0.76
         2002                                          1,272     $9.36 to $13.84          17,001         0.44
         2001                                          1,441     $12.75 to $18.83         26,362         5.21
         2000                                            963     $14.22 to $20.99         19,710            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Index Plus SmallCap
         2003                                           0.75% to 1.50%        34.15% to 35.13%
         2002                                           0.75% to 1.50%       -14.50% to -13.86%
         2001                                           0.45% to 1.50%         0.87% to 1.64%
         2000                                                 *                      *
     ING VP International Equity
         2003                                           0.75% to 1.90%        29.42% to 31.09%
         2002                                           0.75% to 1.90%       -28.07% to -27.23%
         2001                                           0.45% to 2.25%       -25.34% to -24.45%
         2000                                                 *                      *
     ING VP Small Company
         2003                                           0.75% to 1.90%        34.84% to 36.42%
         2002                                           0.45% to 1.90%       -24.69% to -23.57%
         2001                                           0.45% to 2.25%         0.50% to 3.22%
         2000                                                 *                      *
     ING VP Technology
         2003                                           0.75% to 1.90%        42.64% to 44.62%
         2002                                           0.75% to 1.90%       -42.40% to -41.72%
         2001                                           0.45% to 1.90%       -24.42 to -23.54%
         2000                                                 *                      *
     ING VP Value Opportunity
         2003                                           0.75% to 1.50%        22.79% to 23.63%
         2002                                           0.45% to 1.50%       -27.07% to -26.30%
         2001                                           0.45% to 1.50%        -10.97% to 0.58%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP Growth Opportunities - Class R
         2003                                              6     $7.91 to $11.74      $       49            -%
         2002                                             64          $6.02                  384          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP Growth Opportunities - Class S
         2003                                            120      $6.94 to $7.12             853            -
         2002                                             23      $5.34 to $5.43             125            -
         2001                                             18      $7.95 to $8.00             141           **
         2000                                             **            **                    **           **
     ING VP International Value
         2003                                            115     $10.17 to $11.37          1,199         1.60
         2002                                             49      $7.95 to $8.83             404          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class R
         2003                                              5      $8.83 to $8.91              42         1.03
         2002                                              4          $6.85                   27          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MagnaCap - Class S
         2003                                            101      $8.98 to $9.22             928         0.71
         2002                                             69      $7.01 to $7.12             490         0.95
         2001                                             46      $9.28 to $9.34             431           **
         2000                                             **            **                    **           **

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP Growth Opportunities - Class R
         2003                                           0.75% to 1.25%             31.40%
         2002                                                1.25%                -27.19%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP Growth Opportunities - Class S
         2003                                           0.95% to 1.90%        29.96% to 31.12%
         2002                                           0.95% to 1.90%       -32.71% to -28.88%
         2001                                           0.95% to 1.90%       -20.95% to -5.87%
         2000                                                 **                     **
     ING VP International Value
         2003                                           0.75% to 1.50%        15.86% to 29.02%
         2002                                           0.75% to 1.50%       -19.18% to -1.19%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MagnaCap - Class R
         2003                                           0.75% to 1.25%             30.07%
         2002                                                0.75%                -21.38%
         2001                                                 ***                   ***
         2000                                                 ***                   ***
     ING VP MagnaCap - Class S
         2003                                           0.95% to 1.90%        28.10% to 29.49%
         2002                                           0.95% to 1.90%       -25.77% to -23.73%
         2001                                           0.95% to 1.90%        -5.87% to 0.00%
         2000                                                 **                     **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     ING VP MidCap Opportunities - Class R
         2003                                             96      $9.33 to $9.45      $      905            -%
         2002                                             11      $6.89 to $6.97              76          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP MidCap Opportunities - Class S
         2003                                            818      $8.20 to $8.41           6,818            -
         2002                                            418      $6.11 to $6.21           2,583            -
         2001                                            102      $8.42 to $8.48             865           **
         2000                                             **            **                    **           **
     ING VP SmallCap Opportunities - Class R
         2003                                            202     $6.78 to $11.71           1,392            -
         2002                                             12      $4.98 to $5.02              58          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     ING VP SmallCap Opportunities - Class S
         2003                                            704      $6.32 to $6.49           4,528            -
         2002                                            376      $4.66 to $4.73           1,772            -
         2001                                            151      $8.44 to $8.50           1,280           **
         2000                                             **            **                    **           **
     Janus Aspen Balanced
         2003                                         11,471     $9.34 to $25.95         186,531         2.17
         2002                                         13,695     $8.35 to $23.08         197,825         2.41
         2001                                         15,239     $9.10 to $25.02         240,241         2.63
         2000                                         13,985     $9.73 to $26.63         244,144            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     ING VP MidCap Opportunities - Class R
         2003                                           0.75% to 1.25%        34.83% to 35.58%
         2002                                           0.75% to 1.50%       -20.85% to -9.47%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP MidCap Opportunities - Class S
         2003                                           0.95% to 1.90%        34.21% to 35.43%
         2002                                           0.95% to 1.90%       -27.40% to -26.70%
         2001                                           0.95% to 1.90%       -16.75% to -10.14%
         2000                                                 **                     **
     ING VP SmallCap Opportunities - Class R
         2003                                           0.75% to 1.50%        36.95% to 37.45%
         2002                                           0.75% to 1.25%       -33.20% to -9.70%
         2001                                                ***                    ***
         2000                                                ***                    ***
     ING VP SmallCap Opportunities - Class S
         2003                                           0.95% to 1.90%        35.62% to 37.21%
         2002                                           0.95% to 1.90%       -44.82% to -44.28%
         2001                                           0.95% to 1.90%       -24.98% to -12.33%
         2000                                                 **                     **
     Janus Aspen Balanced
         2003                                           0.75% to 1.90%       -46.48% to 13.18%
         2002                                           0.45% to 1.90%       -8.22% to 109.99%
         2001                                           0.45% to 1.90%        -6.53% to -5.42%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Janus Aspen Flexible Income
         2003                                          1,144     $11.13 to $20.72     $   22,158         4.66%
         2002                                          1,538     $12.85 to $19.62         28,392         4.45
         2001                                          1,415     $11.72 to $17.89         23,940         5.95
         2000                                          1,182     $10.97 to $16.73         18,730            *
     Janus Aspen Growth
         2003                                          8,493     $5.71 to $20.49         105,326         0.08
         2002                                         10,142     $4.42 to $15.78          98,503            -
         2001                                         13,150     $6.13 to $21.78         176,779         0.26
         2000                                         14,324     $8.30 to $29.34         267,653            *
     Janus Aspen Mid Cap Growth
         2003                                          7,749     $3.88 to $18.09          88,717            -
         2002                                          8,940     $2.92 to $15.64          77,233            -
         2001                                         11,480     $4.14 to $21.80         141,806            -
         2000                                         12,172     $6.97 to $36.27         274,462            *
     Janus Aspen Worldwide Growth
         2003                                         13,736     $5.79 to $22.26         190,923         1.05
         2002                                         17,171     $4.76 to $18.46         198,280         0.84
         2001                                         20,979     $6.51 to $24.89         331,396         0.44
         2000                                         21,842     $8.56 to $32.41         483,863            *
     Lord Abbett Growth and Income
         2003                                            303     $10.10 to $12.27          3,110         1.02
         2002                                             54      $7.85 to $7.91             422          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Janus Aspen Flexible Income
         2003                                           0.75% to 1.50%         4.82% to 5.61%
         2002                                           0.45% to 1.50%         8.83% to 9.98%
         2001                                           0.45% to 1.50%        -0.78% to 6.93%
         2000                                                 *                      *
     Janus Aspen Growth
         2003                                           0.75% to 1.90%        29.19% to 30.80%
         2002                                           0.45% to 1.90%       -27.91% to -26.84%
         2001                                           0.45% to 2.25%       -26.17% to -25.27%
         2000                                                 *                      *
     Janus Aspen Mid Cap Growth
         2003                                           0.75% to 1.90%        32.77% to 34.10%
         2002                                           0.45% to 1.90%       -29.31% to -28.26%
         2001                                           0.45% to 1.90%       -40.61% to -39.88%
         2000                                                 *                      *
     Janus Aspen Worldwide Growth
         2003                                           0.75% to 1.90%        21.64% to 23.07%
         2002                                           0.45% to 1.90%       -26.92% to -25.84%
         2001                                           0.45% to 2.25%       -23.92% to -22.98%
         2000                                                 *                      *
     Lord Abbett Growth and Income
         2003                                           0.75% to 1.50%        29.43% to 30.09%
         2002                                           0.75% to 1.25%       -17.45% to -15.55%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Lord Abbett Mid-Cap Value
         2003                                            117     $10.19 to $12.20     $    1,217         0.66%
         2002                                             55      $8.38 to $9.87             474          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     MFS(R) Global Governments
         2003                                            194     $12.97 to $13.13          2,524         5.90
         2002                                            228     $11.92 to $12.04          2,720         2.91
         2001                                            156     $11.15 to $11.25          1,742         3.89
         2000                                            142     $10.80 to $10.87          1,537            *
     MFS(R) Total Return
         2003                                          7,849     $11.22 to $18.00        110,405         1.64
         2002                                          7,407     $9.83 to $15.67          91,725         1.74
         2001                                          7,002     $10.57 to $16.73         93,910         5.19
         2000                                          4,368     $10.75 to $16.90         63,398            *
     Oppenheimer Aggressive Growth
         2003                                          3,313     $4.01 to $12.93          29,115            -
         2002                                          3,447     $3.26 to $10.43          23,930         0.67
         2001                                          4,063     $4.60 to $14.62          40,449        15.39
         2000                                          3,454     $6.82 to $21.54          57,052            *
     Oppenheimer Global Securities
         2003                                          1,634     $12.73 to $19.94         29,539         0.55
         2002                                          1,174     $10.74 to $14.12         15,177         0.57
         2001                                            977     $14.01 to $18.36         16,403        12.79
         2000                                            881     $16.17 to $21.14         17,260            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Lord Abbett Mid-Cap Value
         2003                                           0.75% to 1.50%        3.85% to 23.87%
         2002                                           0.75% to 1.25%        -13.36% to 1.56%
         2001                                                ***                    ***
         2000                                                ***                    ***
     MFS(R) Global Governments
         2003                                           1.25% to 1.40%         8.81% to 9.05%
         2002                                           1.25% to 1.40%         6.89% to 7.05%
         2001                                           0.85% to 1.40%         3.28% to 3.44%
         2000                                                 *                      *
     MFS(R) Total Return
         2003                                           0.95% to 1.90%        14.14% to 15.18%
         2002                                           0.95% to 1.90%        -6.97% to -6.07%
         2001                                           0.50% to 1.90%        -1.67% to -0.70%
         2000                                                 *                      *
     Oppenheimer Aggressive Growth
         2003                                           0.95% to 1.90%        23.01% to 24.42%
         2002                                           0.95% to 1.90%       -29.17% to -28.48%
         2001                                           0.50% to 2.25%       -32.58% to -31.92%
         2000                                                 *                      *
     Oppenheimer Global Securities
         2003                                           0.75% to 1.50%        40.97% to 41.96%
         2002                                           0.75% to 1.50%       -23.30% to -22.72%
         2001                                           0.75% to 1.50%       -13.36% to -12.70%
         2000                                                 *                      *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Oppenheimer Main Street(R)
         2003                                          5,799     $7.70 to $12.76      $   65,121         0.86%
         2002                                          5,617     $6.20 to $10.19          48,801         0.77
         2001                                          6,141     $7.78 to $12.71          65,709         0.53
         2000                                          5,613     $8.83 to $14.33          67,652            *
     Oppenheimer Strategic Bond
         2003                                          3,027     $12.23 to $14.43         42,500         6.13
         2002                                          2,737     $10.76 to $12.38         32,735         7.25
         2001                                          2,585     $10.21 to $11.67         28,892         6.16
         2000                                          2,144     $9.93 to $11.27          23,335            *
     Pioneer Equity Income VCT
         2003                                             26     $9.61 to $11.55             253         2.46
         2002                                             19      $7.99 to $8.05             153          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Fund VCT
         2003                                              -      $9.21 to $9.32               4         0.58
         2002                                              -          $7.59                    1          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***
     Pioneer Mid Cap Value VCT
         2003                                             62     $11.79 to $13.17            739         0.14
         2002                                              3      $8.73 to $8.80              30          ***
         2001                                            ***           ***                   ***          ***
         2000                                            ***           ***                   ***          ***

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Oppenheimer Main Street(R)
         2003                                           0.95% to 2.25%        24.19% to 25.42%
         2002                                           0.95% to 2.25%       -20.34% to -19.57%
         2001                                           0.50% to 2.25%       -11.87% to -11.02%
         2000                                                 *                      *
     Oppenheimer Strategic Bond
         2003                                           0.75% to 2.25%        15.80% to 17.10%
         2002                                           0.75% to 2.25%         5.40% to 6.64%
         2001                                           0.50% to 2.25%         2.84% to 4.06%
         2000                                                 *                      *
     Pioneer Equity Income VCT
         2003                                           0.75% to 1.50%        21.03% to 21.61%
         2002                                           0.75% to 1.25%       -17.35% to -16.32%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Fund VCT
         2003                                           0.75% to 1.25%             22.79%
         2002                                                0.75%                  0.06%
         2001                                                ***                    ***
         2000                                                ***                    ***
     Pioneer Mid Cap Value VCT
         2003                                           0.75% to 1.50%        35.85% to 36.36%
         2002                                           0.75% to 1.25%       -17.31% to -16.24%
         2001                                                ***                    ***
         2000                                                ***                    ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

                                                                                                   INVESTMENT
                                                      UNITS      UNIT FAIR VALUE      NET ASSETS     INCOME
                       DIVISION                      (000'S)   (LOWEST TO HIGHEST)     (000'S)      RATIO(A)
     ----------------------------------------------  -------   -------------------    ----------   ----------
     Prudential Jennison
         2003                                            111      $7.59 to $7.79      $      859            -%
         2002                                             71      $5.97 to $6.07             427            -
         2001                                             81      $8.84 to $8.90             724            -
         2000                                             **            **                    **           **
     Prudential SP Jennison International Growth
         2003                                            416      $7.74 to $7.94           3,269            -
         2002                                             37      $5.67 to $5.76             214            -
         2001                                              8      $7.49 to $7.52              59            -
         2000                                             **            **                    **           **
     UBS Tactical Allocation
         2003                                          1,393      $7.74 to $8.61          11,708         0.80
         2002                                          1,454      $6.19 to $6.83           9,725         0.55
         2001                                          1,635      $8.20 to $8.94          14,334         7.95
         2000                                          1,218     $9.56 to $10.33          12,509            *

                                                        EXPENSE RATIO(B)      TOTAL RETURN(C)
                       DIVISION                       (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     ----------------------------------------------   -------------------   -------------------
     Prudential Jennison
         2003                                           0.95% to 1.90%        27.14% to 28.34%
         2002                                           0.95% to 1.90%       -32.48% to -31.82%
         2001                                           0.95% to 1.90%        -3.52% to 9.12%
         2000                                                 **                     **
     Prudential SP Jennison International Growth
         2003                                           0.95% to 1.90%        36.51% to 37.85%
         2002                                           0.95% to 1.90%       -24.30% to -21.53%
         2001                                           0.95% to 1.90%        -19.54% to 4.42%
         2000                                                 **                     **
     UBS Tactical Allocation
         2003                                           0.95% to 1.90%        25.04% to 26.06%
         2002                                           0.95% to 1.90%       -24.42% to -23.69%
         2001                                           0.50% to 1.90%       -14.22% to -13.38%
         2000                                                 *                      *

     *      Not provided for 2000.

     ** As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.

     *** As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

     **** As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

     (C) Total Return is calculated as the change in unit value for each Contract presented in Note 7.Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
      (a)  Financial Statements: (1) Included in Part A:
                         Condensed Financial Information
             (2) Included in Part B:
                 Financial Statements of Variable Annuity Account B: - Report of
                  Independent Auditors - Statement of Assets and Liabilities as of December 31, 2003 - Statement of Operations for the year ended December 31, 2003
                  - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002 - Notes to Financial Statements Financial Statements of ING Life Insurance and Annuity
                  Company: - Report of Independent Auditors - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001 - Consolidated Balance Sheets of December 31, 2003 and 2002 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001 - Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 - Notes to Consolidated Financial Statements
      (b)  Exhibits
           (1) Resolution establishing Variable Annuity Account B(1) (2) Not applicable
           (3.1)  Broker-Dealer Agreement(2)
           (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
           (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment
                  Services, Inc.(AISI) and Letter of Assignment to AISI(4)
           (3.4)  Underwriting Agreement dated November 17, 2000 between
                  Aetna Life Insurance and Annuity Company and Aetna
                  Investment Services, LLC(4)
           (4.1) Variable Annuity Contract (A050SP96)(5) (4.2) Variable Annuity Contract (A050SP99)(6)
           (4.3) Endorsement SPIAE99 to Variable Annuity Contract A050SP99(6) (4.4) Endorsement SPIAE-01 to Variable Annuity Contract A050SP99(7) (4.5) Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99(6) (4.6) Endorsement SPIAEW99 to Variable Annuity Contract A050SP99(6) (4.7) Endorsement SPIAEVPG99 to Variable Annuity Contract
                  A050SP99(6)
           (4.8)  Endorsement SPIAEVMI-01 to Variable Annuity Contract
                  A050SP99(7)

           (4.9)  Endorsement E401SP96 to Variable Annuity Contract
                  A050SP99(6)
           (4.10) Endorsement E403SP96 to Variable Annuity Contract
                  A050SP99(6)
           (4.11) Endorsement SPIA457-99 to Variable Annuity
                  Contract A050SP99(6)
           (4.12) Variable Annuity Contract (SPIA(GR)99)(6)
           (4.13) Variable Annuity Contract Certificate (SPIA(GR)-99CERT)(6)
           (4.14) Endorsement SPIAE(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.15) Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.16) Endorsement SPIAEW(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.17) Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.18) Endorsement SPIAE401(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.19) Endorsement SPIAE403(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.20) Endorsement SPIAE457(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.21) Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
           (4.22) Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)99CERT(8)
           (4.23) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(9)
           (5.1)  Variable Annuity Contract Information Form (121665)(6)
           (5.2)  Variable Annuity Contract Information Form (121665)for
                  New York(6)
           (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and
                  Annuity Company (formerly Aetna Life Insurance and Annuity Company)(10)
           (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(10)
           (7)    Not applicable
           (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M
                  Distributors, Inc. and Aetna Life Insurance and Annuity Company(11)
           (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds,
                  Inc.), A I M Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company(12)
           (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds,
                  Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(12)

           (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance
                  Company and Annuity Company and Aetna Investment
                  Services, LLC(13)
           (8.5) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(11)
           (8.6) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life
                  Insurance and Annuity Company and AIM Advisors, Inc.(4)
           (8.7) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
                  Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                  Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
           (8.8) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(14)
           (8.9)  Second Amendment dated December 31, 1999 to Fund
                  Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund,
                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
                  Management, Inc.(15)
           (8.10) Third Amendment dated February 11, 2000 to Fund
                  Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                  on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(16)
           (8.11) Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement dated as of May 1, 1998 and amended on November
                  9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                  on behalf of each of its series,

                  Aetna Variable
                  Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(16)
           (8.12) Fifth Amendment dated February 27, 2001 to Fund
                  Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
           (8.13) Sixth Amendment dated as of June 19, 2001 to Fund
                  Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series(13)
           (8.14) Service Agreement dated as of May 1, 1998 between Aeltus
                  Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
           (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(14)
           (8.16) Second Amendment dated February 11, 2000 to Service
                  Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(16)
           (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna

                  GET Fund on behalf
                  of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(16)
           (8.18) Fourth Amendment dated as of June 26, 2001 to Service
                  Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company(13)
           (8.19) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(17)
           (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(18)
           (8.21) Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                  between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)
           (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
           (8.23) Eighth Amendment dated December 1, 1999 to Fund
                  Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                  November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(15)
           (8.24) Service Agreement dated as of November 1, 1995 between
                  Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(20)
           (8.25) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(18)
           (8.26) Service Contract dated May 2, 1997 between Fidelity
                  Distributors Corporation and Aetna Life Insurance and Annuity Company(14)
           (8.27) Fund Participation Agreement dated December 8, 1997 among
                  Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)

           (8.28) Amendment dated October 12, 1998 to Fund Participation
                  Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus
                  Capital Corporation(14)
           (8.29) Second Amendment dated December 1, 1999 to Fund
                  Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus
                  Capital Corporation(15)
           (8.30) Amendment dated as of August 1, 2000 to Fund
                  Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among
                  Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(22)
           (8.31) Letter Agreement dated December 7, 2001 between Janus and
                  Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(9)
           (8.32) Service Agreement dated December 8, 1997 between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity
                  Company(21)
           (8.33) First Amendment dated as of August 1, 2000 to Service
                  Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(22)
           (8.34) Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(22)
           (8.35) Letter Agreement dated October 19, 2001 between Janus and
                  Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(9)
           (8.36) Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(23)
           (8.37) First Amendment dated December 1, 1999 to Fund Participation
                  Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(15)
           (8.38) Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and
                  Annuity Company(23)
           (8.39) Participation Agreement dated as of November 28, 2001 among
                  Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(9)
           (8.40) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                  (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed

                  ING Financial Advisers, LLC) to Participation
                  Agreement dated November 28, 2001(9)
           (8.41) Amendment dated May 1, 2003 between ING Partners, INC., ING
                  Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of
                  November 28, 2001 and subsequently amended on March 5, 2002
                  (24)
           (8.42) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(9)
           (8.43) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
                  (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed
                  ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated
                  November 27, 2001(9)
           (8.44) Amendment dated May 1, 2003 by and between ING Partners, Inc.
                  and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated
                  November 27, 2001, as amended on March 5, 2002(24)
           (9)    Opinion and Consent of Counsel
          (10)    Consent of Independent
                  Auditors
          (11)    Not applicable
          (12)    Not applicable
          (13.1)  Powers of Attorney(25)
          (13.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.
8. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

10. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
13. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
14. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
21. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
22. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
24. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
25. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*
--------------------------------------------------

Name and Principal                       Positions and Offices with
BUSINESS ADDRESS                         DEPOSITOR

Keith Gubbay1                            Director and President


Thomas Joseph McInerney1                 Director


Kathleen Ann Murphy1                     Director


Jacques de Vaucleroy1                    Director and Senior Vice President

David A. Wheat1                          Director, Senior Vice President and
                                             Chief Financial Officer

Allan Baker2                             Senior Vice President


Robert L. Francis Senior                 Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588


Shaun Patrick Mathews2                   Senior Vice President


Stephen Joseph Preston3                  Senior Vice President


Boyd George Combs1                       Senior Vice President, Tax


James G. Auger2                          Vice President


Pamela M. Barcia2                        Vice President


Ronald R. Barhorst                       Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108


Linda Beblo3                             Vice President


Jeoffrey A. Block4                       Vice President


Kevin P. Brown2                          Vice President


Anthony V. Camp2                         Vice President


Kevin L. Christensen4                    Vice President


Andrew D. Chua5                          Vice President


Elizabeth A. Clifford3                   Vice President


Brian D. Comer2                          Vice President

Patricia Marie Corbett4                  Vice President


Karen Czizik5                            Vice President


Robert B. DiMartino2                     Vice President


Shari Ann Enger3                         Vice President


Brian K. Haendiges2                      Vice President


Steven J. Haun4                          Vice President


James Hennessy6                          Vice President


Ronald Christian Hull2                   Vice President


William S. Jasien                        Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033


David Kelsey2                            Vice President


Mary Ann Langevin2                       Vice President


Roger Ernest Lavallee2                   Vice President


Frederick C. Litow1                      Vice President


Christine Cannon Marcks2                 Vice President


Gregory J. Miller2                       Vice President


Todd E. Nevenhoven4                      Vice President


Ethel Pippin2                            Vice President


Mary Kathleen Reid2                      Vice President


Robert A. Richard2                       Vice President


Michael Roland6                          Vice President


Carl P. Steinhilber2                     Vice President


Laurie M. Tillinghast2                   Vice President


Stanley Vyner7                           Vice President


Christopher Robert Welp4                 Vice President

Mary Broesch3                            Vice President and Actuary


Bruce T. Campbell2                       Vice President and Actuary


Dianne Clous2                            Vice President and Actuary


Richard Lau3                             Vice President and Actuary


Laurie A. Lombardo2                     Vice President and Actuary


Mark D. Sperry2                         Vice President and Actuary


Alice Su3                               Vice President and Actuary


Lawrence D. Taylor5                     Vice President and Actuary


Albert Sekac2                           Vice President and Appointed Actuary


John R. Dobo5                           Vice President and Chief Actuary


Brian John Murphy2                      Vice President and Chief Compliance
                                                     Officer


David Scott Pendergrass1                Vice President and Treasurer


Dawn Peck1                              Vice President, Assistant Treasurer


Ira Braunstein1                         Vice President, Investments


Daniel J. Foley                         Vice President, Investments


Christopher P. Lyons1                   Vice President, Investments


Gregory G. McGreevey1                   Vice President, Investments


Maurice Melvin Moore1                   Vice President, Investments


Joseph J. Elmy2                         Vice President, Tax


Paula Cludray-Engelke8                  Secretary


Jane A. Boyle2                          Assistant Secretary


Linda H. Freitag1                       Assistant Secretary


Daniel F. Hinkel1                       Assistant Secretary


William Hope1                           Assistant Secretary

Joseph D. Horan1                        Assistant Secretary


David Lee Jacobson3                     Assistant Secretary


Terri Wecker Maxwell1                   Assistant Secretary


Donna M. O'Brien2                       Assistant Secretary


Krystal L. Ols8                         Assistant Secretary


Loralee Ann Renelt8                     Assistant Secretary


Carol Semplice2                         Assistant Secretary


Linda Ellen Senker3                     Assistant Secretary


Patricia M. Smith2                      Assistant Secretary


Edwina Steffer8                         Assistant Secretary


John F. Todd2                           Assistant Secretary


Diane Yell9                             Assistant Secretary


Glenn Allan Black1                      Tax Officer


Terry L. Owens1                         Tax Officer


James Taylor1                           Tax Officer


William Zolkowski1                      Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
 1    The principal business address of these directors and these officers is
     5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6 The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7 The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

9 The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
--------------------------------------------------------------------------------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 5, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 114,778 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940
          Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act),
          (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal                  Positions and Offices with
BUSINESS ADDRESS                    PRINCIPAL UNDERWRITER


Ronald R. Barhorst                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108


Robert L. Francis1                  Director and Senior Vice President


Shaun Patrick Mathews2              Director and Senior Vice President


Allan Baker2                        Senior Vice President


Boyd George Combs3                  Senior Vice President, Tax


Susan J. Stamm2                     Chief Financial Officer


Maryellen R. Allen2                 Vice President


Douglas J. Ambrose1                 Vice President


Louis E. Bachetti                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095


Robert H. Barley2                   Vice President


David A. Brounley2                  Vice President


Brian D. Comer2                     Vice President


Keith J. Green3                     Vice President


Brian K. Haendiges2                 Vice President


Bernard P. Heffernon                 Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211


William S. Jasien4                  Vice President


David Kelsey2                       Vice President

Mary Ann Langevin2                  Vice President


Christina Lareau2                   Vice President

Katherine E. Lewis                   Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                    Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092


Frederick C. Litow3                 Vice President


Mark R. Luckinbill                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612


Christine Cannon Marcks2            Vice President


Richard T. Mason                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202


Pamela L. Mulvey2                   Vice President


Scott T. Neeb1                      Vice President


Ethel Pippin2                       Vice President


Mary Kathleen Reid2                 Vice President


Deborah Rubin4                      Vice President


Frank W. Snodgrass                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus2                       Vice President


Bess B. Twyman2                     Vice President


S. Bradford Vaughan, Jr.            Vice President
601 Union St., Ste. 810
Seattle, WA  98101


Judeen T. Wrinn2                    Vice President


Therese M. Squillacote2             Vice President and Chief Compliance Officer


David Scott Pendergrass1            Vice President and Treasurer


Joseph Elmy2                        Vice President, Tax


Paula Cludray-Engelke5              Secretary


Loralee Ann Renelt5                 Assistant Secretary

John F. Todd2                       Assistant Secretary


Robert J. Scalise2                  Assistant Treasurer


Glenn Allan Black3                  Tax Officer


G. Michael Fell3                    Tax Officer


Terry L. Owens3                     Tax Officer


James Taylor3                       Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:


(1)             (2)               (3)                  (4)         (5)

Name of         Net Underwriting  Compensation on
Principal       Discounts and     Redemption           Brokerage
UNDERWRITER     COMMISSIONS       OR ANNUITIZATION     COMMISSIONS COMPENSATION*
-----------     -----------       ----------------     ----------- -------------

ING Financial                                                        $83,358.64
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2003.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.   MANAGEMENT SERVICES

Not applicable

ITEM 32.   UNDERTAKINGS

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 2004.

                                    VARIABLE ANNUITY ACCOUNT B OF
                                    ING LIFE INSURANCE AND ANNUITY COMPANY
                                      (REGISTRANT)

                                      By:     ING LIFE INSURANCE AND ANNUITY
                                              COMPANY
                                              (DEPOSITOR)

                                      By:     Keith Gubbay*
                                              -------------
                                              Keith Gubbay
                                              President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                       DATE
Keith Gubbay*                Director and President                 )
---------------------------- (principal executive officer)          )
Keith Gubbay                                                        )
                                                                    )
Thomas J. McInerney*          Director                          April 16, 2004
----------------------------                                        )
Thomas J. McInerney                                                 )
                                                                    )
Kathleen A. Murphy*           Director                              )
----------------------------                                        )
Kathleen A. Murphy                                                  )
                                                                    )
Jacques de Vaucleroy*         Director                              )
----------------------------                                        )
Jacques de Vaucleroy                                                )
                                                                    )
David Wheat*                  Director and Chief Financial Officer  )
---------------------------- (principal accounting officer)         )
David Wheat                                                         )
                                                                    )


By:  /s/ Linda E. Senker
     -------------------------
     Linda E. Senker
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

EXHIBIT NO.             EXHIBIT

99-B.9                  Opinion and Consent of Counsel
                                                                -------------

99-B.10                 Consent of Independent Auditors
                                                                -------------